UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Alabama (0.4%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/13	35,840	36,412
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,350
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,699
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,813
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,704
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,092
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	3,815
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,872
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,093
University of Alabama General Revenue	5.000%	7/1/18	4,680	5,463
University of Alabama General Revenue	5.000%	7/1/19	5,345	6,304
				69,617
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,935
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,187
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	1,600	1,848
				14,970
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.050%	8/7/13 LOC	8,315	8,315
Arizona COP	5.000%	9/1/14 (4)	4,800	5,026
Arizona COP	5.000%	9/1/15 (4)	4,000	4,324
Arizona COP	5.000%	10/1/17	1,000	1,123
Arizona COP	5.000%	10/1/18	900	1,023
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,122
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,500	2,809
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	3,800	4,258
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	8/7/13 LOC	9,430	9,430

1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	20,000	20,443
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	5,000	5,102
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	16,800
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,804
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,325
Arizona School Facilities Board Revenue
(School Improvement)	5.000%	1/1/14	5,000	5,100
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,410
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	5,847
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,434
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,461
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	5,760
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	9,472
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,362
2 Arizona Transportation Board Highway Revenue
TOB VRDO	0.070%	8/7/13	7,260	7,260
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	2,000	2,373
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,859
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,590
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,807
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,422
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	2,929
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,654
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,502
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,405
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,168
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,121
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,342
2 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.070%	8/7/13	13,220	13,220
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	155	171
Scottsdale AZ GO	5.000%	7/1/17	2,700	3,108
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,209
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,648

Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,518
				226,056
Arkansas (0.1%)
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	14,306
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	9,950
				24,256
California (11.1%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,134
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	750	855
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,155
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	544
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	10,000	9,299
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,166
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	2,008
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	16,789
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.984%	8/1/17	15,000	15,013
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	6,911
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	16,783
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.760%	10/1/19	9,500	9,558
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.960%	5/1/23	15,000	14,876
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.070%	8/7/13	22,500	22,500
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.070%	8/7/13	9,270	9,270
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	30,000	31,072
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	43,223
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	22,962
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	13,445
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	25,170
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	11,821

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,500	2,912
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,365	1,620
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	4,000	4,794
California Economic Recovery GO	5.250%	7/1/14 (14)	2,500	2,616
California Economic Recovery GO	5.250%	7/1/14 (ETM)	3,390	3,544
California Economic Recovery GO	5.250%	7/1/14	11,610	12,147
California Economic Recovery GO	5.000%	7/1/16	1,500	1,681
California Economic Recovery GO	5.000%	7/1/17	15,090	17,312
California Economic Recovery GO	5.000%	7/1/18	41,600	48,714
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.060%	8/7/13 LOC	13,375	13,375
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.060%	8/7/13 LOC	8,800	8,800
California GO	5.000%	9/1/13	32,125	32,254
California GO	5.000%	11/1/13	13,695	13,860
California GO	5.000%	8/1/14	1,970	2,065
California GO	5.000%	4/1/15	21,300	22,904
California GO	5.000%	6/1/15	3,250	3,450
California GO	5.000%	6/1/15 (14)	5,100	5,518
California GO	5.000%	3/1/16	3,210	3,562
California GO	5.000%	3/1/16 (14)	1,120	1,243
California GO	5.000%	3/1/16	4,460	4,950
California GO	5.000%	3/1/16 (14)	6,510	6,837
California GO	5.000%	4/1/16	6,670	7,422
California GO	5.000%	5/1/16	2,150	2,312
California GO	5.000%	8/1/16	2,825	3,177
California GO	5.000%	10/1/16	1,225	1,384
California GO	5.000%	10/1/16	28,605	32,327
California GO	5.000%	11/1/16 (2)	5,375	6,089
California GO	5.000%	12/1/16	2,500	2,839
California GO	6.000%	2/1/17 (2)	3,500	4,103
California GO	5.000%	3/1/17 (14)	1,300	1,430
California GO	5.000%	3/1/17	3,755	4,278
California GO	5.000%	4/1/17	7,275	8,305
1 California GO	0.810%	5/1/17	3,500	3,516
California GO	5.000%	9/1/17	2,805	3,236
California GO	5.000%	9/1/17	4,250	4,903
California GO	5.000%	10/1/17	20,000	23,117
California GO	5.000%	10/1/17	4,005	4,629
California GO	5.000%	9/1/18	8,050	9,450
California GO	5.000%	9/1/18	32,260	37,869
California GO	5.000%	10/1/18	34,000	39,968
California GO	5.000%	2/1/19	11,000	12,875
California GO	5.000%	4/1/19	18,580	21,802
California GO	5.000%	9/1/19	17,825	21,037
California GO	5.000%	9/1/19	19,000	22,424
California GO	5.000%	2/1/20	44,500	52,135
California GO VRDO	0.050%	8/7/13 LOC	18,500	18,500
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,123

California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,857
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	24,187
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,427
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,476
1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.860%	7/1/17	5,200	5,254
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,107
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	4,969
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	20,992
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	22,144
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	26,877
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,214
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,240
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,516
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/13	1,160	1,160
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/13	24,170	24,170
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.060%	8/1/13 (ETM)	1,500	1,500
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.560%	4/1/14	35,000	35,082
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	20,000	19,939
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	5,000	4,985
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.070%	8/7/13 LOC	17,630	17,630
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/14	1,230	1,253
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,650
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project)PUT	2.000%	9/2/14	12,600	12,797

California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.850%	10/1/13	13,195	13,195
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,094
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,686
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,668
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,314
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,891
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,145
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)(3)	1,180	1,388
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	19,257
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,489
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,000	5,763
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,979
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,661
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,000	1,150
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (14)	10,000	10,828
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18	2,665	3,113
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19	2,960	3,487
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,795
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,702
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,437
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,153
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	4,068
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,910
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,326
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,108
3 California State University Revenue Systemwide	5.000%	11/1/17	5,505	6,367
3 California State University Revenue Systemwide	5.000%	11/1/18	4,000	4,693
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	43,068

California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	15,477
2 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.240%	8/7/13 (4)	44,190	44,190
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	565	574
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	811
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	896
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	8,987
3 Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	643
3 Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,380	2,634
3 Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,695	2,979
2 Contra Costa CA Community College District
GO TOB VRDO	0.070%	8/7/13	6,000	6,000
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,357
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,497
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.501%	12/15/15	14,000	14,042
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,818
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,382
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,376
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.000%	1/15/16 (14)	8,400	8,413
Irvine CA Reassessment District No. 12-1
Improvement Revenue	2.000%	9/2/13	1,000	1,001
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/14	530	542
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/15	1,160	1,203
Irvine CA Reassessment District No. 12-1
Improvement Revenue	3.000%	9/2/16	2,000	2,097
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,538
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,652
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,183
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,496
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,400	9,214

2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	8/7/13	17,500	17,500
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	8/7/13	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	37,538
Los Angeles CA GO	5.000%	9/1/19	5,000	5,926
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	33,383
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	5,973
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	15,766
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	21,731
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,126
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,563
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	21,975
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	21,941
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	25,080
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,624
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	23,787
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,849
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,699
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	869
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,166
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	581
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	869
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	582
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,492
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	871
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	2,881
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,196
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,343
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,828
3 Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,165
Orange County CA Water District COP VRDO	0.050%	8/7/13	3,400	3,400
Palomar Pomerado Health California COP	4.500%	11/1/15	2,265	2,363
Palomar Pomerado Health California COP	5.000%	11/1/16	3,500	3,740
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	7,383
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	581
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	999
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	2,060
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	55

Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	757
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,113
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	8,756
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,504
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.080%	8/7/13	21,500	21,500
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	6,865
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	8,847
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	974
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	690
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	3,290	3,290
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,226
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	6,003
2 San Diego CA Community College District GO
TOB VRDO	0.070%	8/7/13	4,880	4,880
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	13,217
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	15,628
2 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.070%	8/7/13	9,900	9,900
2 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.070%	8/7/13	4,095	4,095
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,398
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	10,163
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	18,897
2 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.070%	8/7/13	2,000	2,000
2 Sonoma County CA Junior College District GO
TOB VRDO	0.090%	8/7/13	3,440	3,440
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,335
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,094
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,354
2 Sweetwater CA Unified School District GO TOB
VRDO	0.080%	8/7/13 (13)	13,600	13,600
University of California Revenue	5.000%	5/15/17	2,250	2,587
University of California Revenue	5.000%	5/15/18	2,000	2,347
University of California Revenue	5.000%	5/15/19	4,435	5,251
2 University of California Revenue TOB VRDO	0.070%	8/7/13	9,300	9,300
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	3,059
				1,953,080

Colorado (1.1%)
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,579
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,315
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,541
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,455
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,465	8,476
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,452
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	6,997
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,157
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	8,862
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	8/7/13	5,000	5,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	8/7/13	22,600	22,600
Colorado Springs CO Utility System Revenue	4.000%	11/15/16	1,250	1,376
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,423
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,341
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,538
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	1,949
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,815
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,532
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (4)	2,555	2,995
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	5,000	4,654
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,529
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/2/13 (14)	11,485	11,531
1 E-470 Public Highway Authority Colorado
Revenue PUT	2.780%	9/1/14	16,500	16,554
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	8,782
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/16 (Prere.)	22,500	25,520
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,325
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,174
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,936
University of Colorado Hospital Authority
Revenue	5.000%	11/15/13	1,960	1,985

University of Colorado Hospital Authority
Revenue	5.000%	11/15/14	1,000	1,050
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,424
University of Colorado Hospital Authority
Revenue VRDO	0.060%	8/7/13 LOC	4,660	4,660
University of Colorado Hospital Authority
Revenue VRDO	0.060%	8/7/13 LOC	21,010	21,010
				199,537
Connecticut (2.0%)
Connecticut GO	5.000%	12/1/13 (14)	3,930	3,993
Connecticut GO	5.000%	1/1/14	18,250	18,616
1 Connecticut GO	0.290%	9/15/14	4,375	4,376
Connecticut GO	5.000%	1/1/15	14,710	15,671
Connecticut GO	5.250%	11/1/15	1,000	1,106
Connecticut GO	5.000%	12/1/15 (14)	10,035	10,432
Connecticut GO	5.000%	1/1/16	30,000	33,131
Connecticut GO	5.000%	3/1/16	4,705	5,222
Connecticut GO	5.000%	5/1/16	10,000	11,152
1 Connecticut GO	0.710%	5/15/16	8,300	8,301
1 Connecticut GO	0.490%	9/15/16	3,000	3,001
Connecticut GO	5.000%	4/1/17	1,165	1,328
1 Connecticut GO	0.830%	5/15/17	20,000	20,001
3 Connecticut GO	5.000%	7/15/17	5,000	5,740
1 Connecticut GO	0.580%	9/15/17	1,750	1,756
Connecticut GO	5.000%	12/1/17	15,000	16,878
1 Connecticut GO	0.480%	3/1/18	2,500	2,500
1 Connecticut GO	0.940%	4/15/18	4,500	4,522
Connecticut GO	5.000%	6/1/18	14,955	17,434
3 Connecticut GO	5.000%	7/15/18	10,000	11,682
Connecticut GO	5.000%	11/1/18	1,000	1,173
1 Connecticut GO	0.610%	3/1/19	2,000	2,009
1 Connecticut GO	1.160%	4/15/19	6,000	6,109
Connecticut GO	5.000%	6/1/19	22,165	26,058
1 Connecticut GO	0.980%	9/15/19	3,000	2,992
1 Connecticut GO	0.710%	3/1/20	7,500	7,545
1 Connecticut GO PUT	0.710%	9/15/17	5,400	5,402
1 Connecticut GO PUT	1.410%	3/1/18	17,500	17,993
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,328
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,947
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,815
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,130
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,645
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,680
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,265
Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital)
VRDO	0.060%	8/7/13 LOC	15,900	15,900
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	5,270	5,398

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	5,874
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	8,744
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/17	5,000	5,672
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,732
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,816
				359,069
Delaware (0.2%)
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,240
Delaware GO	5.000%	10/1/18	3,540	4,194
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/14	4,070	4,250
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	5,032
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,668
				27,384
District of Columbia (0.8%)
1 District of Columbia Income Tax Revenue	0.410%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,457
2 District of Columbia Income Tax Revenue TOB
VRDO	0.070%	8/7/13	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.210%	8/7/13 LOC	39,200	39,200
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.050%	8/7/13 LOC	15,600	15,600
2 District of Columbia Revenue (National Public
Radio) TOB VRDO	0.090%	8/7/13 (Prere.)	2,500	2,500
District of Columbia Revenue (Washington
Drama Society) VRDO	0.060%	8/7/13 LOC	20,210	20,210
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.060%	8/7/13 LOC	19,500	19,500
1 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.540%	6/1/15	7,300	7,305
1 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.640%	6/1/16	6,000	6,000
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,656
				138,353
Florida (6.1%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,588
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,350
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,553
Broward County FL Airport System Revenue	5.000%	10/1/19	750	869
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,225
Broward County FL School Board COP	5.000%	7/1/18	4,400	5,002
Broward County FL School Board COP	5.000%	7/1/19	8,140	9,332
2 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.070%	8/7/13	5,665	5,665
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	15,000	15,617

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,708
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	4.000%	6/1/15	2,500	2,638
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	45,000	48,303
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,367
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,550
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (14)	900	1,002
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	21,436
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,804
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	39,662
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	41,695
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,714
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,076
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,030
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	3,750	3,787
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	8,774
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	9,582
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,368
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,386
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,858
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	15,695
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	13,111
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,217
2 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	8/7/13	7,995	7,995
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	6,110	6,373
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	6,953
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,923
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,460
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	22,000	22,934
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,000	21,591

Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,328
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,683
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,246
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,065
Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	3,900
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	24,500	24,817
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	11,795
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,115
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,239
2 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.070%	8/7/13 (13)	9,365	9,365
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,103
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,796
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,030
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,260
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,688
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,150
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	8/7/13	25,615	25,615
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	8/7/13	35,875	35,875
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/16	15,000	16,878
3 Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,396
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,194
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,332
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	4,218
1 Lakeland FL Energy System Revenue	0.810%	10/1/17	10,000	9,939
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.070%	8/7/13 LOC	6,425	6,425
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,205
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,847
2 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.070%	8/7/13 (4)	11,500	11,500
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/18	2,000	2,305
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/19	1,900	2,195

Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,731
3 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,125
3 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,303
3 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,437
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,000
Miami-Dade County FL School Board COP	5.000%	5/1/15 (ETM)	4,000	4,314
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,536
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,783
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,731
2 Miami-Dade County FL School Board COP TOB
PUT	0.610%	8/8/13 LOC	17,365	17,365
2 Miami-Dade County FL School Board COP TOB
PUT	0.610%	8/8/13 LOC	17,365	17,365
2 Miami-Dade County FL School Board COP TOB
PUT	0.700%	8/8/13 LOC	13,120	13,120
2 Miami-Dade County FL School Board COP TOB
PUT	0.700%	9/19/13 LOC	27,245	27,245
2 Miami-Dade County FL School Board COP TOB
VRDO	0.070%	8/7/13 (13)	27,700	27,700
2 Miami-Dade County FL School Board COP TOB
VRDO	0.160%	8/7/13 (12)	26,500	26,500
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,262
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,321
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,450
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.110%	8/7/13 (4)	3,800	3,800
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,109
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,893
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.070%	8/7/13 LOC	2,400	2,400
Orange County FL School Board COP	5.000%	8/1/15	2,000	2,169
Orange County FL School Board COP	5.000%	8/1/16	700	779
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,687
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,596
Orange County FL School Board COP	5.000%	8/1/19	1,765	2,022
Orange County FL School Board COP VRDO	0.050%	8/7/13 LOC	28,930	28,930
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	9,162
Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	18,163

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,280
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,440	5,062
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	3,223
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	10,416
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,370
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	12,431
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,690
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	3,838
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	5,934
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,466
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,491
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,191
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/14 (14)	16,300	17,181
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,335
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	680
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	1,500	1,678
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,664
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	820
2 Palm Beach County FL School Board COP TOB
VRDO	0.070%	8/7/13	11,350	11,350
2 Palm Beach County FL School Board COP TOB
VRDO	0.110%	8/7/13	6,100	6,100
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	865
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,255
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/13	2,500	2,505
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,623
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	10,876
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.060%	8/7/13 LOC	13,800	13,800

Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,890
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,342
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,759
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,981
Tampa FL Hospital Revenue	4.000%	7/1/20	1,000	1,058
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/15	4,305	4,628
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/16	4,515	5,104
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	5,204
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,375
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,155
				1,079,315
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,874
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	9,771
Atlanta GA Airport Revenue	5.000%	1/1/18	500	575
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,396
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,289
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	10,551
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,501
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,501
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,515
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,503
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	20,000	20,004
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,010
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,016
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.060%	8/7/13 LOC	14,200	14,200
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,399
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,432
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,136
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	288

Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	404
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	3.000%	8/15/14	1,000	1,026
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,103
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,156
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,705
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,164
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,521
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/15/15	2,500	2,508
2 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.070%	8/7/13	11,415	11,415
Gainesville & Hall County GA Development
Authority Revenue (Hall County Sewage
Treatment Facility Project) VRDO	0.110%	8/7/13 LOC	7,000	7,000
Georgia GO	5.500%	7/1/14	4,000	4,195
Georgia GO	5.500%	7/1/14 (Prere.)	980	1,027
Georgia GO	4.000%	1/1/15	2,360	2,483
Georgia GO	5.000%	7/1/16	9,500	10,671
Georgia GO	5.000%	7/1/16	20,000	22,466
Georgia GO	5.000%	7/1/16	5,000	5,617
Georgia GO	5.500%	7/1/16	4,020	4,208
Georgia GO	5.000%	10/1/16	1,910	2,163
Georgia GO	5.000%	7/1/17	2,840	3,274
Georgia GO	5.000%	7/1/17	13,695	15,786
Georgia GO	5.000%	7/1/18	2,340	2,754
Georgia GO	5.000%	7/1/18	23,330	27,453
Georgia GO	4.000%	11/1/18	11,000	12,462
Georgia GO	5.000%	2/1/19	6,395	7,573
Georgia GO	5.000%	7/1/19	8,300	9,898
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,400	1,573
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	4,128
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,160
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	871
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	16,627
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	6,794
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	21,571
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,000	8,898
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,933
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	5,101
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	5,000	5,135
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	11,310	12,215

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,050	7,719
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	90	99
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,267
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	1,805	1,929
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	5,806
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	12,555	14,526
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,723
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,456
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,190
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	4,015	4,729
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/14	4,995	5,092
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	3,918
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	9,189
2 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.070%	8/7/13	2,955	2,955
Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,115
				438,712
Hawaii (0.9%)
Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	10,193
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,488
Hawaii GO	5.000%	6/1/16	13,920	15,577
Hawaii GO	5.000%	12/1/18	17,250	20,310
Hawaii GO	5.000%	6/1/19	6,960	8,208
Hawaii GO	5.000%	6/1/19	2,370	2,795
Hawaii GO	5.000%	11/1/19	11,960	14,184
Hawaii GO	5.000%	11/1/19	40,725	48,297
Hawaii GO	5.000%	12/1/19	5,000	5,936
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,370
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,169
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,753
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,179
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,705
Honolulu HI City & County GO	5.000%	11/1/19	6,000	7,119
				152,283
Idaho (0.2%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.060%	8/7/13	35,040	35,040

Illinois (4.3%)
Chicago IL Board of Education GO	0.000%	12/1/13 (14)	13,400	13,371
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,626
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,767

Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,180	8,135
Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,672
Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,148
1 Chicago IL Board of Education GO PUT	0.717%	6/1/16	27,500	27,505
2 Chicago IL Board of Education GO TOB PUT	0.700%	8/22/13 LOC	85,000	85,000
2 Chicago IL Board of Education GO TOB VRDO	0.510%	8/7/13 (4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,218
Chicago IL GO	5.000%	1/1/14 (ETM)	37,590	38,340
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,661
Chicago IL GO	5.000%	12/1/18	2,000	2,266
Chicago IL GO	5.000%	1/1/19	5,000	5,522
Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,917
2 Chicago IL GO TOB VRDO	0.260%	8/7/13	5,500	5,500
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,873
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,116
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,323
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	750	832
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,403
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,126
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.070%	8/7/13 LOC	23,925	23,925
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.210%	8/7/13 (4)	21,135	21,135
Chicago IL Water Revenue	5.000%	11/1/18	675	782
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,142
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,157
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,833
Cook County IL GO	5.000%	11/15/19	1,500	1,721
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,077
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	5,059
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,917
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,588
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	26,795	30,168
Illinois Finance Authority Revenue (Advocate
Health Care) PUT	5.000%	1/15/20	5,850	6,588
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	10,680
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	2,500	2,789
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,684
Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.060%	8/7/13 LOC	18,425	18,425
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,260
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,303
2 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.070%	8/7/13	9,990	9,990
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,737

Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,553
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,793
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,770
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.070%	8/7/13 LOC	15,620	15,620
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	5,751
2 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	8/1/13	4,400	4,400
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,646
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,805
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,250
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,626
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,061
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,246
Illinois GO	5.500%	8/1/14 (14)	8,295	8,681
Illinois GO	5.000%	8/1/17	30,000	33,259
Illinois GO	5.500%	8/1/17 (14)	1,425	1,607
Illinois GO	5.000%	8/1/18	22,000	24,586
Illinois GO	5.000%	3/1/19	6,500	7,241
Illinois GO	5.000%	7/1/19	4,700	5,243
Illinois GO	5.000%	8/1/19	14,750	16,457
Illinois GO	5.000%	3/1/20	4,000	4,413
Illinois GO	5.000%	7/1/20	12,500	13,772
Illinois GO	5.000%	8/1/20	10,500	11,564
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,085	4,215
Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	10,953
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,151
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	16,560
Illinois Sales Tax Revenue	5.000%	6/15/20	12,500	14,504
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,136
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,471
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	8,127
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	6,270	6,798
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,310
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,499
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/18	7,000	7,816
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,500	3,766
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)(3)	5,155	4,644

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,814
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,353
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,359
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,992
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	7,000	7,817
2 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.080%	8/7/13	9,455	9,455
				756,360
Indiana (1.1%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,357
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	57
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,035
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,677
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,743
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	3,893
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,352
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	964
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	11,874
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,708
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,881
Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	10,710
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	919
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,115
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,444
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	8,658
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,147

Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	10,915
2 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	8/1/13	1,140	1,140
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	15,958
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	2,999
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	6,995
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,723
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,151
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,167
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,683
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,770
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,661
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,458
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,150
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	11,493
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/17	3,455	3,671
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,756
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,826
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,914
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	3,976
2 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.070%	8/7/13	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,665
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,528
				198,343
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,258
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	2,867
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,546
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,813
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/14	1,065	1,109

Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,568
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,616
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	40,500	39,595
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,447
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,016
				68,835
Kansas (0.5%)
Burlington KS Environmental Improvement
Revenue (Kansas City Power & Light Co.
Project) VRDO	0.060%	8/7/13 LOC	9,750	9,750
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/13	32,590	32,721
Kansas Department of Transportation Highway
Revenue VRDO	0.050%	8/7/13	12,500	12,500
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,111
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,165
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,297
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	3,065
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	6,119
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,336
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,797
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,542
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,157
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15 (ETM)	4,000	4,408
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,307
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,649
				88,924
Kentucky (0.6%)
3 Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,883
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	17,939

Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	43,970
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	6,903
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	6,016
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,917
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	4,910
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,487
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/13	855	855
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,079
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,245
				98,204
Louisiana (0.8%)
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,141
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,367
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,187
1 Louisiana Gasoline & Fuel Tax Revenue PUT	0.607%	5/1/17	41,750	41,777
2 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.060%	8/7/13	29,065	29,065
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,469
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	2,835	3,014
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,012
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,545
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,096
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.060%	8/7/13 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,416
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,309
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,068

Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,209
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,435
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,253
New Orleans LA GO	5.000%	12/1/18	4,065	4,616
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,857
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	7,935	9,070
				142,806
Maine (0.4%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.060%	8/7/13 LOC	14,600	14,600
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.070%	8/7/13 LOC	55,430	55,430
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,099
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	4,748
				76,877
Maryland (3.0%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	8,241
Baltimore County MD GO	5.000%	2/1/18	2,900	3,385
Baltimore County MD GO	5.000%	2/1/18	9,000	10,504
Baltimore County MD GO	5.000%	2/1/19	5,000	5,927
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	577
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,673
Howard County MD GO	5.000%	8/15/19	5,000	5,967
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,651
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,808
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	16,633
2 Maryland Department of Transportation
Revenue TOB VRDO	0.070%	8/7/13	6,500	6,500
Maryland GO	5.000%	8/1/14	10,000	10,482
Maryland GO	5.000%	3/1/16	10,000	11,124
4 Maryland GO	5.000%	11/1/16	15,350	17,439
Maryland GO	5.000%	3/15/17	23,445	26,829
Maryland GO	5.000%	8/1/17	5,000	5,780
Maryland GO	5.000%	8/1/17	5,070	5,861
Maryland GO	5.000%	8/1/17	26,445	30,571
Maryland GO	5.000%	8/1/17	8,495	9,820
Maryland GO	5.000%	3/1/18	1,150	1,345
Maryland GO	5.250%	3/1/18	2,400	2,833
Maryland GO	5.000%	8/1/18	28,795	33,972
Maryland GO	5.000%	8/1/18	24,160	28,504
Maryland GO	5.000%	11/1/18	2,525	2,994
Maryland GO	5.000%	3/1/19	18,190	21,596
Maryland GO	5.000%	3/15/19	7,300	8,672
Maryland GO	5.000%	3/15/19	7,625	9,059

Maryland GO	5.000%	11/1/19	4,265	5,116
Maryland GO	5.000%	3/1/20	34,535	41,245
Maryland GO	4.500%	8/1/20	4,215	4,906
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	923
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	937
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,138
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.961%	11/15/17	5,980	5,945
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.961%	11/15/17	19,500	19,387
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.711%	5/15/18	5,500	5,356
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.730%	5/15/18	8,500	8,286
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,271
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,698
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,607
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,597
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,279
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,341
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/14	9,615	10,039
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	10,864
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,222
Montgomery County MD GO	5.000%	5/1/14	12,310	12,755
Montgomery County MD GO	5.000%	11/1/16	4,730	5,374
Montgomery County MD GO	5.000%	7/1/18	32,050	37,748
Montgomery County MD GO	5.000%	7/1/19	7,925	9,460
Montgomery County MD GO	5.000%	11/1/19	2,840	3,407
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/14	8,500	8,771
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	2,874
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,604
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	3,216
				524,113

Massachusetts (3.3%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,461
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	11,728
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.290%	8/7/13	19,939	19,939
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,434
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.060%	8/7/13	8,955	8,955
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,412
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,378
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/14	890	920
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/15	1,000	1,064
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/16	1,600	1,739
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	2,060	2,270
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,145
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,572
1 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.610%	9/30/16	7,500	7,455
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	40,500	41,997
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	922
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,593
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.070%	8/7/13 LOC	7,300	7,300
1 Massachusetts GO	0.540%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,635	12,185
Massachusetts GO	5.000%	8/1/14	11,965	12,531
Massachusetts GO	5.000%	11/1/14	2,350	2,488
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,119
Massachusetts GO	5.000%	8/1/15 (4)	10,000	10,900
1 Massachusetts GO	0.510%	9/1/15	11,500	11,507
1 Massachusetts GO	0.540%	2/1/16	15,645	15,528
Massachusetts GO	5.000%	10/1/16	6,800	7,681
1 Massachusetts GO	0.400%	1/1/17	10,000	10,004
Massachusetts GO	5.000%	10/1/17	23,000	26,549
Massachusetts GO	5.500%	11/1/17	2,100	2,472
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,841
1 Massachusetts GO	0.490%	1/1/18	5,000	5,002
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,990
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,392
Massachusetts GO	5.000%	10/1/18	30,000	35,278

Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,248
Massachusetts GO	5.500%	10/1/18	4,955	5,950
Massachusetts GO	5.000%	12/1/18	30,000	35,400
Massachusetts GO	5.500%	12/1/19 (14)	9,160	11,141
Massachusetts GO	5.000%	4/1/20	45,000	53,086
2 Massachusetts GO TOB VRDO	0.060%	8/1/13	2,200	2,200
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,065	6,140
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,015
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,100
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,704
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,061
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,217
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,708
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	7,500	8,466
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	6,746
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,650
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	17,740
2 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.070%	8/7/13	10,000	10,000
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	10,208
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	4,654
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	4,000	4,000
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,733
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,527
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	1,810	2,021
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,188
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,452
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,413
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.070%	8/7/13	4,495	4,495
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.410%	8/7/13 (4)LOC	27,455	27,455
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,549
				582,018

Michigan (2.3%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,361
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,682
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	625	672
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/18	1,225	1,319
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,165
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,699
Michigan Building Authority Revenue	5.250%	10/15/13 (Prere.)	7,200	7,275
Michigan Building Authority Revenue	5.000%	10/15/16	2,750	3,053
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,410
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	543
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	542
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	645
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,278
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	585
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,771
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	58,979
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	46,047
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	11,250	12,354
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	15,000	15,586
Michigan GO	5.000%	5/1/14	12,000	12,424
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.050%	8/7/13 LOC	28,120	28,120
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,731
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,429
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,680
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,176
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,749
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	3,200	3,655
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,848
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.050%	8/7/13 LOC	6,810	6,810
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.050%	8/7/13 LOC	6,120	6,120
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,092

Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,899
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/13	1,280	1,280
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,537
Michigan State University Revenue	5.000%	8/15/13	6,620	6,632
Michigan State University Revenue	5.000%	2/15/14	5,385	5,522
Michigan State University Revenue	5.000%	8/15/14	7,005	7,347
Michigan State University Revenue	5.000%	2/15/15	3,910	4,181
Michigan State University Revenue	5.000%	8/15/15	1,000	1,089
Michigan State University Revenue	5.000%	2/15/17	6,135	6,942
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,234
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,379
Oakland University of Michigan Revenue VRDO	0.060%	8/7/13 LOC	16,120	16,120
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,508
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,601
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,184
1 Saline MI Area Schools GO PUT	0.610%	11/1/15	7,365	7,410
University of Michigan Revenue	4.000%	4/1/16	10,650	11,573
University of Michigan Revenue	4.000%	4/1/17	11,385	12,578
				401,816
Minnesota (0.9%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,027
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,316
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,859
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,130
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.230%	8/1/13 (4)	24,800	24,800
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,697
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	7,542
Minnesota GO	4.000%	12/1/13	3,900	3,950
Minnesota GO	5.000%	12/1/13 (ETM)	10,615	10,785
Minnesota GO	5.000%	8/1/14	6,970	7,305
Minnesota GO	5.000%	12/1/14	8,145	8,664
Minnesota GO	5.000%	12/1/15	8,145	9,001
Minnesota GO	5.000%	10/1/16	5,000	5,658
Minnesota GO	5.000%	12/1/16	8,150	9,272
Minnesota GO	5.000%	10/1/17	2,275	2,637
Minnesota GO	5.000%	8/1/18	3,825	4,505
Minnesota GO	5.000%	8/1/18	3,000	3,533
Minnesota GO	5.000%	8/1/18	8,375	9,863
Minnesota GO	5.000%	11/1/19	2,000	2,394
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.060%	8/7/13	12,010	12,010

Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	9,923
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,256
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,383
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,132
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,474
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,684
University of Minnesota Revenue	5.000%	12/1/17	10,000	11,657
				165,457
Mississippi (0.3%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	11,985
DeSoto County MS School District GO	5.000%	5/1/19	8,000	9,375
Mississippi GO	5.250%	11/1/14	8,970	9,532
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,223
1 Mississippi GO	0.590%	9/1/17	5,680	5,684
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,616
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,834
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.050%	8/7/13	6,420	6,420
				55,669
Missouri (0.6%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,301
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,145
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	15,504
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,789
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,702
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,720
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	3,124
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	20,472
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	3,959
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/16	1,500	1,637
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,664

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	3,241
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,413
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,431
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.060%	8/7/13 LOC	24,935	24,935
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/18	1,295	1,489
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,211
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,477
				100,214
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,391
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	5,919
				12,310
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,348
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	568
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	809
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	637
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,738
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,561
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,051
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,102
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,129
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,730
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,165
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/14	680	698
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	10,267
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,748
				29,551

Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	2,129
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,150
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,291
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.080%	8/7/13 LOC	14,400	14,400
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/14	6,100	6,352
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,082
Clark County NV School District GO	5.000%	6/15/14	4,000	4,166
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	19,193
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,425
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,336
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,313
				78,837
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,596
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,542
New Hampshire GO	5.000%	8/15/17	3,200	3,656
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.000%	7/1/14	8,430	8,790
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	4,797
				21,381
New Jersey (4.8%)
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,000	3,004
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,070
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,276
New Jersey COP	5.000%	6/15/16	6,695	7,420
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,529
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19	29,800	34,352
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	8,044
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	3,000	3,337
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,712
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	25,099
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14 (ETM)	10,145	10,430
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14	4,420	4,543
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.640%	2/1/15	9,000	9,026

1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.760%	2/1/16	9,500	9,720
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	42,303
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.960%	2/1/17	14,000	14,025
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,551
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,354
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	14,300	16,403
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (14)	5,000	5,893
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19	15,000	17,291
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	2,860	3,285
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	10,000	10,517
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	31,982
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,680
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,158
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,877
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	11,665	12,081
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/15	11,255	12,133
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/19	1,000	1,155
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,877
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,710
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,295
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14 (ETM)	5,015	5,393
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,278

New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	5,844
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	2,971
[1,2] New Jersey GO	0.386%	8/1/13	100,000	100,004
New Jersey GO	5.000%	8/15/16	12,120	13,610
New Jersey GO	5.000%	8/15/17	11,660	13,390
New Jersey GO	5.000%	6/1/18	5,000	5,817
New Jersey GO	5.000%	8/15/19	8,395	9,882
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	4.000%	9/15/14	5,320	5,524
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,213
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,844
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,605	4,023
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,255
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,255
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.210%	8/7/13 (12)	9,355	9,355
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,539
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,390
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,076
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,724
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,253
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,150
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14 (ETM)	60	63
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14	6,480	6,799
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/13 (14)	22,380	22,803
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	20,760
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	11,503
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	8,627
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,888
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	18,390

	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/19	2,815	3,265
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	12/15/19	31,245	36,399
1	New Jersey Turnpike Authority Revenue	0.610%	1/1/18	40,000	40,029
	New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	865
	New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,145
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	2,500	2,504
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	20,000	20,036
1	New Jersey Turnpike Authority Revenue PUT	0.590%	1/1/16	5,000	5,002
1	New Jersey Turnpike Authority Revenue PUT	0.740%	1/1/18	10,000	10,026
1	New Jersey Turnpike Authority Revenue PUT	0.740%	1/1/18	10,000	10,000
2	New Jersey Turnpike Authority Revenue TOB
	VRDO	0.080%	8/7/13 LOC	13,660	13,660
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,155
	Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,155
	Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,322
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/15	2,000	2,127
					847,445
New Mexico (0.7%)
	Farmington NM Pollution Control Revenue (El
	Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,464
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	9/1/16	10,000	10,923
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/16	7,000	7,682
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/17	5,000	5,562
	New Mexico Finance Authority Transportation
	Revenue	5.000%	6/15/17	9,000	10,340
	New Mexico GO	5.000%	3/1/14	7,000	7,197
	New Mexico GO	5.000%	3/1/16	19,290	21,470
2	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) TOB VRDO	0.070%	8/7/13	6,670	6,670
2	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) TOB VRDO	0.070%	8/7/13	6,660	6,660
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	0.050%	8/7/13	12,985	12,985
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	0.060%	8/7/13	26,295	26,295
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,918
					127,166
New York (13.9%)
	Albany NY Industrial Development Agency Civic
	Facility Revenue (Albany Medical Center
	Hospital Project) VRDO	0.120%	8/7/13 LOC	4,750	4,750
	Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	14,456
	Brooklyn NY Local Development Corp. PILOT
	Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,315
	Buffalo NY Municipal Water System Revenue
	VRDO	0.050%	8/7/13 LOC	27,050	27,050

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	2,000	2,071
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	3,635	3,917
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,278
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,408
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.080%	8/7/13 LOC	12,325	12,325
Hempstead NY GO	3.000%	4/15/15	5,260	5,506
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,254
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,703
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,154
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,297
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,327
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	4,061
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	8/7/13	10,000	10,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	8/7/13	25,550	25,550
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,854
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,845
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,238
Nassau County NY TAN	2.000%	9/30/13	15,600	15,641
New York City NY GO	5.000%	8/15/13	2,690	2,695
New York City NY GO	5.000%	8/1/14 (Prere.)	35	37
New York City NY GO	5.000%	8/1/14	25,000	26,200
New York City NY GO	5.750%	8/1/14 (2)	765	768
New York City NY GO	5.000%	8/15/14	12,890	13,532
New York City NY GO	5.000%	9/1/14	16,860	17,733
New York City NY GO	5.000%	8/1/15	7,970	8,343
New York City NY GO	5.000%	8/1/15	10,815	11,783
New York City NY GO	5.000%	8/1/15	26,260	28,610
New York City NY GO	5.000%	8/15/15	17,910	19,541
New York City NY GO	5.000%	9/1/15	21,325	23,305

New York City NY GO	5.000%	2/1/16	1,000	1,101
New York City NY GO	5.000%	3/1/16	2,500	2,761
New York City NY GO	5.000%	3/1/16	10,795	11,920
New York City NY GO	5.000%	4/1/16	3,500	3,876
New York City NY GO	5.000%	8/1/16	7,150	8,004
New York City NY GO	5.000%	8/1/16	5,000	5,597
New York City NY GO	5.000%	8/1/16	16,925	18,945
New York City NY GO	5.000%	8/1/16	1,000	1,119
New York City NY GO	5.000%	8/1/16	1,000	1,119
New York City NY GO	5.000%	8/1/16	27,500	30,783
New York City NY GO	5.000%	8/1/17	13,590	15,543
New York City NY GO	5.000%	8/1/17	8,185	9,361
New York City NY GO	5.000%	8/1/17	9,750	11,151
New York City NY GO	5.000%	8/1/17	13,470	15,406
New York City NY GO	5.000%	8/1/17	3,800	4,346
New York City NY GO	5.000%	8/1/17	6,000	6,862
New York City NY GO	5.000%	10/1/17	5,150	5,918
New York City NY GO	5.000%	10/1/17	2,500	2,873
New York City NY GO	5.000%	8/1/18	13,030	15,153
New York City NY GO	5.000%	8/1/18	25,315	29,440
New York City NY GO	5.000%	8/1/18	6,000	6,978
New York City NY GO	5.000%	8/1/18	5,000	5,815
New York City NY GO	5.000%	8/1/18	7,500	8,722
New York City NY GO	5.000%	8/1/18	6,000	6,978
New York City NY GO	5.000%	8/1/18	4,650	5,408
New York City NY GO	5.000%	8/1/18	3,250	3,780
New York City NY GO	5.000%	10/1/18	7,650	8,914
New York City NY GO	4.000%	8/1/19	12,165	13,560
New York City NY GO	5.000%	8/1/19	7,225	8,461
New York City NY GO	5.000%	8/1/19	20,155	23,602
New York City NY GO	5.000%	8/1/19	15,000	17,566
New York City NY GO	5.000%	8/1/19	8,000	9,368
New York City NY GO	5.000%	8/1/19	15,000	17,566
1 New York City NY GO	0.440%	8/1/21	4,650	4,688
1 New York City NY GO	0.530%	8/1/21	6,350	6,415
New York City NY GO	5.000%	8/1/21	11,985	13,989
New York City NY GO	5.000%	8/1/21	2,000	2,335
1 New York City NY GO	0.610%	8/1/25	5,500	5,572
New York City NY GO VRDO	0.050%	8/7/13 LOC	10,200	10,200
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	9,087
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,412
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,822
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	8/7/13	3,755	3,755
2 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.210%	8/7/13	10,000	10,000
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.050%	8/7/13 LOC	3,900	3,900
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.060%	8/7/13 LOC	18,590	18,590

New York City NY Industrial Development
Agency Civic Facility Revenue (USTA
National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,493
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	16,385	19,323
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/7/13	23,375	23,375
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,168
2 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.100%	8/7/13	16,500	16,500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	10,160	10,281
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	2,160	2,186
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	2,720	2,879
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	2,890	3,062
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,807
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	24,805	27,947
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	18,680	21,138
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,115	11,446
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,500	2,837
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	18,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	23,139
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	7,000	8,099
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	23,139
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	8,736
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	14,013
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	10,118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	29,687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,507
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	10,478
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,663
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	8/1/13	10,925	10,925
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	8/7/13	35,100	35,100

New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	6,200	6,156
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,079
New York GO	5.000%	8/1/21	4,000	4,669
2 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.070%	8/7/13	37,250	37,250
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	6,000	6,744
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	8,015
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,313
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,725
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,735
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,522
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,735
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,313
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,891
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,156
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	3,065
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,471
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	10,339
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,158
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,929
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)(3)	5,000	5,935
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,769
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.060%	8/7/13 (13)	14,605	14,605
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.070%	8/7/13 (13)	10,980	10,980
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.010%	11/1/19	9,300	9,347
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.610%	11/1/13	4,000	3,999
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.740%	11/1/14	6,320	6,333
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/14	15,460	16,196

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,371
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,863
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,626
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,052
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,134
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	56,021
1 New York Metropolitan Transportation Authority
Revenue PUT	0.831%	11/1/16	12,500	12,509
1 New York Metropolitan Transportation Authority
Revenue PUT	0.971%	11/1/17	9,000	9,001
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17	1,160	1,253
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18	2,105	2,378
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19	2,180	2,465
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	9,981
2 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.080%	8/7/13 (13)	3,500	3,500
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.050%	8/7/13 LOC	36,945	36,945
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.050%	8/7/13 LOC	36,625	36,625
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	63
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	7,058
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,521
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,389
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,954
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,828
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,000	1,143
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	3,760	3,872
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,227
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	10,955
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,845	19,212
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	11,515	13,384
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	20,970
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,818
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	26,781
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,150	4,858
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	13,752
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	5,000	5,840
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	8/7/13	26,400	26,400
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,619
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	8,002
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,730
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,273
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,816
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,488
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,908
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,726
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,031
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,141
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,830
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,929
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,611
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,483
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	11,986
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,793
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	4,095
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.040%	8/7/13 LOC	1,600	1,600

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	3,000	3,041
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,094
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,427
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	7/15/14	2,160	2,266
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	11,723
New York State GO	5.000%	3/1/19	12,715	14,983
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	8/7/13 LOC	4,715	4,715
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	8/7/13 LOC	3,200	3,200
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.060%	8/7/13	39,100	39,100
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	7,384
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	4,279
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,738
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,223
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	44,514
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	20,685
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,058
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,379
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	728
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	9,827
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	586
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,145	5,477
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	10,095	11,438
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,386
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	22,791
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	23,287

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	9,412
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,930
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	10,025
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	29,270
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,490
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,950	29,752
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,673
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	21,221
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,495
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.070%	8/7/13	32,135	32,135
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.070%	8/7/13	52,315	52,315
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.070%	8/7/13	34,100	34,100
Suffolk County New York RAN	2.000%	3/27/14	20,000	20,201
Suffolk County NY BAN	2.000%	5/2/14	10,000	10,129
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,253
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,570
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	8,365	9,563
Suffolk County NY TAN	2.000%	8/14/13	45,000	45,026
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.040%	8/7/13 LOC	10,525	10,525
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	7,325
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/14 (ETM)	2,045	2,086
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	12,403
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	4,432
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	15,549
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	8,240
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	9,074
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,695
Yonkers NY GO	3.000%	7/1/18	500	520
Yonkers NY GO	3.000%	8/15/18	1,000	1,040
Yonkers NY GO	3.000%	8/15/19	885	910
Yonkers NY GO	3.000%	8/15/20	1,115	1,115
				2,460,502

North Carolina (3.2%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,549
Cabarrus NC COP	5.000%	1/1/16	4,555	5,008
Cary NC GO VRDO	0.050%	8/7/13	6,790	6,790
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,168
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,398
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,492
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	3,111
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.050%	8/7/13	54,000	54,000
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,672
Guilford County NC GO	5.000%	8/1/15	8,250	9,003
Guilford County NC GO	5.000%	8/1/16	5,000	5,635
Guilford County NC GO	5.000%	8/1/17	5,000	5,780
Mecklenburg County NC GO	5.000%	3/1/20	5,000	5,972
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,133
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,557
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.320%	8/7/13 (4)	10,480	10,480
2 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/1/13	3,300	3,300
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	10,967
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	17,801
2 North Carolina Capital Improvement Revenue
TOB VRDO	0.060%	8/7/13	4,000	4,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/14	5,000	5,098
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/14	6,000	6,131
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	3,465	3,686
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	20,000	21,278
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	7,697
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	3,000	3,299
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	2,725	2,996
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	2,500	2,816
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,060	7,953
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18	1,250	1,435
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	1,025	1,183
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19	3,415	3,942

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	2,500	2,868
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20	5,000	5,737
North Carolina GAN PUT	4.000%	3/1/18	21,000	22,823
North Carolina GO	5.000%	3/1/14	23,160	23,811
North Carolina GO	5.000%	3/1/18	12,000	13,852
North Carolina GO	5.000%	5/1/18	6,750	7,922
North Carolina GO	5.000%	6/1/18	15,100	17,753
North Carolina GO	5.000%	3/1/19	5,200	6,174
North Carolina GO	5.000%	5/1/19	30,000	35,716
North Carolina GO	5.000%	6/1/19	2,000	2,384
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,861
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	8,974
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/14	2,775	2,806
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/15 (4)	7,370	7,451
1 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.800%	12/1/17	2,500	2,500
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,281
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,469
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.060%	8/7/13 LOC	6,910	6,910
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,876
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	5,000	5,628
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,589
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	541
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/18	20,000	22,870
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/19	24,250	27,953
Raleigh NC GO	5.000%	12/1/16	2,470	2,813
Raleigh NC GO	5.000%	12/1/16	2,605	2,967
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.060%	8/7/13	14,575	14,575
Wake County NC GO	4.000%	2/1/14	13,000	13,248
Wake County NC GO	5.000%	2/1/19	5,100	6,046
Wake County NC GO	5.000%	2/1/20	4,500	5,369

Wake County NC GO	5.000%	2/1/20	17,845	21,289
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	23,646
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	5,685
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,094
				568,811
Ohio (3.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,141
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,041
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	10,991
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,095
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,694
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,726
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,000	2,299
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,749
2 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.210%	8/7/13 (12)	9,315	9,315
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,441
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/14	5,495	5,664
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,314
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,861
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	5,614
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,032
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	7,708
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,687
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,400
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,351
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	2,046
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,606
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,747
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,149
2 Cleveland OH Water Works Revenue TOB
VRDO	0.060%	8/7/13	2,900	2,900
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,311
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,019
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.060%	8/7/13	3,600	3,600
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.060%	8/7/13 LOC	16,970	16,970
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,550
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,209

Columbus OH GO	5.000%	9/1/13	5,600	5,622
Columbus OH GO	5.000%	9/1/13	10,430	10,472
Columbus OH GO	5.000%	12/15/13	3,000	3,054
Columbus OH GO	5.000%	9/1/16	5,000	5,647
Columbus OH GO	5.000%	6/1/17	7,510	8,637
Columbus OH GO	5.000%	7/1/17	7,245	8,351
Columbus OH GO	5.000%	7/1/17	5,740	6,616
Columbus OH GO	5.000%	6/1/18	8,000	9,389
Columbus OH GO	5.000%	7/1/18	7,280	8,559
Columbus OH GO	5.000%	7/1/18	4,500	5,291
Columbus OH GO	5.000%	6/1/19	3,000	3,565
Columbus OH GO	5.000%	7/1/19	6,690	7,944
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.060%	8/7/13 LOC	11,030	11,030
Dayton OH City School District GO	5.000%	11/1/19	3,500	4,103
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,821
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,127
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.050%	8/7/13	3,200	3,200
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,382
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.050%	8/7/13	8,100	8,100
2 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.070%	8/7/13	2,000	2,000
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,293
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,740
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,323
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/20 (14)	3,020	3,075
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,522
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,704
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,647
Jackson OH Local School District Stark &
Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,532
Kent State University OH Revenue	5.000%	5/1/17	500	563
Kent State University OH Revenue	5.000%	5/1/20	1,650	1,902
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,640
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,640
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,578
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.060%	8/7/13	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.090%	8/7/13 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,261
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	6,000	6,077

Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	4,000	4,070
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,035
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,575
Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project)	5.700%	8/1/20	1,850	2,118
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,082
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	12,969
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	2,026
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/14	12,000	12,406
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,315
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	16,802
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,105	1,114
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,050	1,058
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,520	1,532
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,230
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,429
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,342
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,651
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,446
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,858
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,857
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,191
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	3,059
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,463
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	4/1/19	1,395	1,619
Ohio Common Schools GO VRDO	0.050%	8/7/13	2,200	2,200
Ohio GO	5.000%	9/15/14	5,920	6,236
Ohio GO	5.000%	9/15/15	5,000	5,478
Ohio GO	5.000%	9/15/16	10,000	11,285
Ohio GO	5.000%	9/15/17	19,680	22,701

Ohio GO	5.000%	9/15/18	5,000	5,862
Ohio GO	5.000%	9/15/18	10,000	11,724
Ohio GO	5.000%	9/15/19	5,000	5,917
Ohio GO VRDO	0.040%	8/7/13	5,800	5,800
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,502
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/13 (Prere.)	3,885	3,947
2 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.070%	8/7/13	2,200	2,200
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	8/1/13	7,700	7,700
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/13	2,850	2,850
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/13	4,995	4,995
2 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/13	4,845	4,845
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,810
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,370
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,408
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,618
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,032
Ohio Infrastructure Improvement GO VRDO	0.040%	8/7/13	2,100	2,100
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,727
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	3,063
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,728
Ohio State University General Receipts
Revenue	5.000%	12/1/13	5,395	5,482
Ohio State University General Receipts
Revenue	5.000%	12/1/13 (ETM)	605	615
Ohio State University General Receipts
Revenue	5.000%	12/1/14 (ETM)	300	319
Ohio State University General Receipts
Revenue	5.000%	12/1/14	2,700	2,871
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	355	404
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,160	3,589
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	325
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	5,472
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,668
Ohio State University General Receipts
Revenue VRDO	0.040%	8/7/13	990	990
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,744
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	5,159
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/13	4,000	4,065

Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/14 (Prere.)	6,300	6,551
2 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.290%	8/7/13	17,850	17,850
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,302
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,161
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,001
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,382
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,357
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,485
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/14	2,895	2,953
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,551
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,598
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,837
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/14	6,145	6,374
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,545
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,801
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,099
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,220
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,921
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,770
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,669
				690,327
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,482
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,172
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,003
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,113
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,035
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,407
1 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.810%	8/8/13	5,590	5,590

Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	8,903
				40,705
Oregon (0.5%)
Oregon Department of Administrative Services
COP	5.000%	5/1/14	3,750	3,886
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,493
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,190	3,559
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,435
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,213
2 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.070%	8/7/13	5,000	5,000
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/14	5,880	6,240
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,856
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,460
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,966
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,054
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,599
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,092
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,860
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,239
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.080%	8/7/13	6,520	6,520
Oregon GO	5.000%	8/1/18	3,215	3,776
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,898
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,934
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,488
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,484
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,661
				89,713
Pennsylvania (6.2%)
2 Abington PA School District GO TOB VRDO	0.060%	8/7/13 LOC	10,515	10,515
Allegheny County PA GO	5.000%	11/1/13	3,560	3,601
Allegheny County PA GO	5.000%	11/1/14	2,895	3,051
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,120	37,914

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	18,915
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	25,633
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,141
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,148
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,640
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,461
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,282
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	16,666
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	14,450
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	774
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	581
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/14	1,320	1,342
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,905
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,208
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,401
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,205
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,636
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,251
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,738
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	347
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	278
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,065	1,168
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,368
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,954
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	2,440	2,721
Emmaus PA General Authority Revenue VRDO	0.060%	8/7/13 LOC	1,755	1,755

2 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.070%	8/7/13	5,600	5,600
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.750%	9/15/13 (Prere.)	4,560	4,591
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	814
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,370
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,146
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,406
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,529
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,149
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	2,300	2,659
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	3,250	3,733
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	1,500	1,518
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	5,675	5,744
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,646
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,214
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,585
1 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.460%	8/15/20	8,125	8,130
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/7/13	18,100	18,100
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.050%	8/7/13	8,880	8,880
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	10,980	12,079
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,500

Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,151
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,379
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT 0.850%		10/1/13	3,700	3,700
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,503
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 3.700%		5/1/15	7,000	7,226
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.750%		12/1/15	4,250	4,243
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	31,631
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	22,576
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	5,000	5,429
Pennsylvania GO	5.000%	2/15/14	6,000	6,156
Pennsylvania GO	5.000%	4/15/14	16,300	16,854
Pennsylvania GO	5.000%	7/1/14	27,300	28,505
Pennsylvania GO	4.000%	7/15/14	15,070	15,619
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	45,762
Pennsylvania GO	5.000%	3/1/15	20,000	21,459
Pennsylvania GO	5.250%	7/1/15	28,630	31,250
Pennsylvania GO	5.000%	2/15/16	12,105	13,430
Pennsylvania GO	5.000%	7/1/16	5,355	6,009
Pennsylvania GO	5.000%	11/1/16	4,700	5,330
Pennsylvania GO	5.000%	7/1/17	4,155	4,775
Pennsylvania GO	5.000%	7/15/17	15,005	17,263
Pennsylvania GO	5.000%	4/1/19	30,390	35,804
Pennsylvania GO	5.000%	5/1/19	5,000	5,898
Pennsylvania GO	5.000%	6/1/19	15,000	17,716
Pennsylvania GO	5.000%	7/1/19	10,000	11,826
Pennsylvania GO	5.000%	7/1/19	9,900	11,707
2 Pennsylvania GO TOB VRDO	0.070%	8/7/13	6,500	6,500
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,522
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	4,026
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,886
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,155
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,321

Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	4,445	5,207
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,108
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	2,056
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.070%	8/7/13	7,200	7,200
3 Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,197
3 Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	799
2 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.070%	8/7/13	4,740	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	10,081
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,122
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	11,009
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,349
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,139
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	5,928
1 Pennsylvania Turnpike Commission Revenue	0.460%	12/1/15	22,000	21,760
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,751
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,399
1 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/16	8,000	7,925
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	4,014
1 Pennsylvania Turnpike Commission Revenue	0.740%	12/1/18	10,000	9,846
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,725
1 Pennsylvania Turnpike Commission Revenue	1.210%	12/1/19	20,000	20,129
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,464
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	4,938
Philadelphia PA Gas Works Revenue	5.000%	8/1/13 (ETM)	3,260	3,260
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,114
Philadelphia PA Gas Works Revenue VRDO	0.050%	8/7/13 LOC	9,300	9,300
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	19,000
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,050
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	21,283
Philadelphia PA GO	5.000%	7/15/16	1,120	1,238
Philadelphia PA GO	5.000%	7/15/17	1,000	1,120
Philadelphia PA GO	5.000%	7/15/18	2,000	2,272
Philadelphia PA GO	5.000%	7/15/19	1,410	1,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/15	1,500	1,506

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/16	1,995	1,996
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,312
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.050%	8/7/13 LOC	21,600	21,600
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,349
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,635
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	22,291
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,908
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.300%	8/7/13 (4)	70,450	70,450
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.200%	8/7/13 (4)	33,100	33,100
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,680
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,412
West Chester University Student Housing
Revenue BAN	1.600%	2/1/15	2,250	2,259
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,521
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,208
				1,085,403
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	3,000	3,124
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/16	3,400	3,541
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (10)	1,290	1,357
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16 (14)	1,220	1,286
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (10)	1,950	2,069
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	1,005	1,035
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/18	4,510	4,676
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/18	7,715	8,084
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	6,545	6,894
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19	1,575	1,609
Puerto Rico GO	5.500%	7/1/17	4,790	4,957
Puerto Rico GO	5.500%	7/1/19	2,500	2,517
				41,149
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,256

South Carolina (1.4%)
Charleston County SC GO	5.000%	11/1/17	1,045	1,216
Charleston County SC GO	5.000%	11/1/17	6,485	7,544
Charleston County SC GO	5.000%	11/1/18	7,085	8,396
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,346

2 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.070%	8/7/13	24,750	24,750
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.806%	1/1/18	8,700	8,727
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/14	9,355	9,641
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	7,868
Greenville County SC School District GO	5.500%	12/1/16	13,450	15,358
2 Greenville County SC School District Installment
Revenue TOB VRDO	0.140%	8/7/13	7,440	7,440
2 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.090%	8/7/13 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,007
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,534
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	16,259
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	8,870
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,103
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,183
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,585
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,092
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,683
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,119
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	1,941
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,739
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,523
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,266
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,999
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (14)(3)	8,255	9,070
2 South Carolina Public Service Authority
Revenue TOB VRDO	0.140%	8/7/13	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,726
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	20,204

South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	30,271
2 York County SC Rock Hill School District No. 3
GO TOB VRDO	0.080%	8/7/13 (4)	12,275	12,275
				247,640
Tennessee (2.5%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/14	1,500	1,548
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,490
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,805
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.050%	8/7/13 LOC	28,965	28,965
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	50,054
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	14,474
Memphis TN GO	5.000%	10/1/17	2,500	2,891
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	6,611
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,422
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	11,514
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	29,718
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	15,841
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.660%	10/1/17	9,500	9,500
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,787
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,065
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,054
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	206
Shelby County TN GO	5.000%	4/1/14	800	826
Shelby County TN GO	5.000%	3/1/19	10,275	12,096
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	7,684
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.180%	8/1/13 (4)	28,500	28,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.190%	8/1/13 (4)	56,600	56,600
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/14	4,805	5,007

Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	5,823
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,771
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/13	28,075	28,216
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,500	10,232
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,705	2,926
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	18,470	20,622
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	12,425	13,677
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,725	2,960
Tennessee GO	5.000%	5/1/14	2,825	2,927
Tennessee GO	5.000%	5/1/16	3,200	3,578
Tennessee GO	5.000%	8/1/18	16,000	18,877
Tennessee GO	5.000%	8/1/18	5,185	6,117
Tennessee GO	5.000%	10/1/18	3,730	4,415
				432,799
Texas (7.9%)
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	584
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	588
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,169
Austin TX GO	4.250%	9/1/16	2,480	2,743
Austin TX GO	5.000%	9/1/17	3,250	3,754
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,180
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,853
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	628
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	271
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,619
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	574
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	658
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,778
Dallas TX GO	5.000%	2/15/16 (ETM)	10	11
Dallas TX GO	5.000%	2/15/16	3,990	4,427
Dallas TX GO	5.000%	2/15/17 (ETM)	25	28
Dallas TX GO	5.000%	2/15/17	8,855	10,076
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,591
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,167
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,486

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,367
3 Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,869
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,000	7,179
Denton TX Independent School District GO
VRDO	0.070%	8/7/13	5,600	5,600
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,370
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,236
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,610
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,154
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,514
Fort Worth TX GO	5.000%	3/1/18	4,375	5,073
Fort Worth TX GO	5.000%	3/1/19	3,500	4,112
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,748
Frisco TX GO	5.000%	2/15/17	3,000	3,402
Frisco TX GO	5.000%	2/15/18	3,325	3,844
Frisco TX GO	5.000%	2/15/20	4,110	4,815
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,711
3 Grand Parkway Transportation Corp. Texas
System Toll Revenue PUT	2.000%	2/15/14	190,550	192,044
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,014
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.100%	8/7/13	8,195	8,195
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.560%	6/1/17	3,865	3,875
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.660%	6/1/18	1,750	1,754
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.760%	6/1/19	2,250	2,260
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.810%	6/1/20	2,000	2,014
1 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.110%	11/15/15	8,000	8,023
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/13	15,000	15,240
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	11,673
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,530	7,170
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/16	720	783

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	471
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,559
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	507
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,130
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	8,847
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,379
Harris County TX GO	6.000%	8/1/13 (14)	21,795	21,795
Harris County TX GO	5.000%	10/1/15	2,000	2,195
Harris County TX GO	5.000%	10/1/16	4,500	5,090
Harris County TX GO	5.000%	10/1/17	6,775	7,826
Harris County TX GO	5.000%	10/1/18	4,805	5,641
2 Harris County TX GO TOB VRDO	0.070%	8/7/13	8,155	8,155
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.050%	8/1/13	13,450	13,450
2 Harris County TX Health Facilities Development
Corp. Thermal Utility Revenue TOB VRDO	0.090%	8/7/13 (12)	5,060	5,060
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,621
1 Harris County TX Toll Road Revenue	0.840%	8/15/18	3,000	3,030
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,113
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,114
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,706
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,986
2 Houston TX Airport System Revenue TOB
VRDO	0.070%	8/7/13	13,360	13,360
Houston TX Community College GO	5.000%	2/15/18	2,500	2,890
Houston TX Community College GO	5.000%	2/15/19	870	1,018
Houston TX Community College GO	5.000%	2/15/19	2,860	3,346
2 Houston TX Community College GO TOB
VRDO	0.110%	8/7/13 (4)	4,050	4,050
Houston TX GO	5.500%	3/1/16	6,905	7,767
Houston TX GO	5.000%	3/1/19	12,195	14,385
Houston TX GO	5.000%	3/1/19	1,135	1,339
Houston TX GO	5.000%	3/1/19	10,000	11,796
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.590%	11/16/17	10,000	10,002
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,704
Houston TX Independent School District GO	5.000%	2/15/18	1,755	2,040
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,401
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,437
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	5,715
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,508
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,382
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,105
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	15,628
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	15,886
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,931
1 Houston TX Utility System Revenue PUT	0.660%	8/1/16	41,000	41,018

1 Houston TX Utility System Revenue PUT	0.810%	6/1/17	18,000	17,896
Klein TX Independent School District GO	5.000%	8/1/15 (Prere.)	2,800	3,050
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,240
2 Lone Star College System Texas GO TOB
VRDO	0.070%	8/7/13	2,900	2,900
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	25	26
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	65	67
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,905	9,237
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16 (ETM)	5	6
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,295	1,440
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,938
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,940
Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,214
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,008
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,713
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,001
Lubbock TX Independent School District GO
VRDO	0.100%	8/7/13	14,800	14,800
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	5/1/15	8,500	8,794
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	858
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,188
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,090
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,906
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,694
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,514
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,648
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	10,649
2 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	8/7/13 (13)	5,800	5,800
Northside TX Independent School District GO
PUT	0.950%	8/1/13	9,520	9,520
Northside TX Independent School District GO
PUT	1.350%	6/1/14	14,300	14,391
Northside TX Independent School District GO
PUT	1.900%	8/1/14	15,500	15,743
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,998
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/13	24,325	24,369
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	12,829
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,795	8,454

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,668
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,554
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,136
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/14	10,115	10,359
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,375
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	7,751
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,604
2 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/7/13	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	4,700
San Antonio TX GO	5.000%	2/1/17	1,300	1,478
San Antonio TX GO	5.000%	8/1/17	1,070	1,232
San Antonio TX GO	5.000%	2/1/18	3,500	4,060
San Antonio TX GO	5.000%	8/1/18	1,000	1,172
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,472
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,054
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,252
Spring Branch TX Independent School District
GO	5.000%	2/1/14	3,635	3,723
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,552
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,101
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,716
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,141
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,455
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,263
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,735
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,288
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,939

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.050%	8/7/13 LOC	25,000	25,000
Texas GO	5.000%	10/1/17	7,500	8,680
Texas GO	5.000%	10/1/18	7,500	8,829
Texas GO TOB VRDO	0.060%	8/1/13	14,500	14,500
2 Texas GO TOB VRDO	0.060%	8/7/13	15,000	15,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/13	1,000	1,015
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/16	90	98
1 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.530%	9/15/17	7,395	7,358
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	65,255	71,373
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	100	112
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,484
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,535
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,117
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	1,865	2,028
Texas State University System Financing
System Revenue	5.000%	3/15/15	7,005	7,518
Texas Tech University System Financing
System Revenue	3.000%	2/15/14	5,000	5,076
Texas Tech University System Financing
System Revenue	5.000%	2/15/15	4,000	4,283
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,434
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,578
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,574
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,884
Texas TRAN	2.500%	8/30/13	60,000	60,116
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.070%	8/7/13	20,410	20,410
2 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.070%	8/7/13	1,000	1,000
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	28,291
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,107
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	10,000	10,022
2 Texas University System Revenue Financing
System Revenue TOB VRDO	0.070%	8/7/13	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,116
University of North Texas Revenue	5.000%	4/15/18	1,000	1,160
University of North Texas Revenue	5.000%	4/15/20	2,505	2,934
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	11,448
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,391

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	1,864
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	28,999
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	7,653
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	5,323
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	11,004
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,945
University of Texas System Revenue Financing
System Revenue CP	5.250%	8/15/14	2,855	3,005
				1,389,202
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,938
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/14	5,000	5,219
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,420	18,910
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,488
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	6,438
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	9,312
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,998
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	8/1/13	3,800	3,800
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,909
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	10,968
Utah GO	5.000%	7/1/17	6,125	7,068
Utah GO	5.000%	7/1/17	10,000	11,539
Utah GO	5.000%	7/1/18	19,000	22,388
Utah GO	5.000%	7/1/18	3,000	3,535
				113,510
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,350
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,708
				14,058
Virginia (2.2%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,139
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,816
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,907
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	12,757
Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	12,947
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	22,220

Loudoun County VA GO	5.000%	12/1/18	3,435	4,077
Norfolk VA GO	5.000%	3/1/15	5,910	6,340
Norfolk VA GO	5.000%	3/1/16	4,000	4,443
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,727
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,663
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,475
University of Virginia Revenue	5.000%	9/1/17	1,275	1,477
University of Virginia Revenue	5.000%	6/1/20	500	598
University of Virginia Revenue	5.000%	6/1/21	2,660	3,176
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,803
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,526
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,076
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	7,764
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/14	1,350	1,383
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,423
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	11,109
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	3,135	3,148
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	5,205	5,226
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	2,000	2,104
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	8,015
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,400	2,624
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	500	564
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,778
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,436
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,429
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,800
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	9,462
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	2,044

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	10,052
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,887
Virginia GO	5.000%	6/1/14	8,750	9,102
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,487
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	14,444
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	10,088
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,000
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,386
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	7,655
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	3,998
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,152
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,635
Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	16,350
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,535
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,766
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	35,993
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	19,512
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	19,183
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	6,319
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	4,171
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,500	3,540
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,368
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	6,903
				392,002
Washington (2.7%)
2 Bellevue WA GO TOB VRDO	0.060%	8/7/13	17,870	17,870
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	8,600
Central Washington University System Revenue	5.000%	5/1/17	1,860	2,105
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,258
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,376
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,487
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,596
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	16,073
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,518
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	9,179
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	26,915
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	22,962
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,888

King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,871
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,025
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,629
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,168
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,162
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,559
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	3,875
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,051
Tacoma WA Electric System Revenue	5.000%	1/1/14 (ETM)	8,790	8,964
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	16,930	17,264
University of Washington Revenue	5.000%	4/1/17	6,880	7,861
University of Washington Revenue	5.000%	4/1/18	7,225	8,403
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	11,807
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,557
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,958	16,253
Washington GO	5.000%	1/1/14	19,395	19,783
Washington GO	5.000%	2/1/14	11,105	11,372
Washington GO	5.000%	7/1/15 (2)	2,400	2,607
Washington GO	5.700%	10/1/15	3,975	4,172
Washington GO	5.000%	1/1/16	5,285	5,838
Washington GO	5.000%	1/1/16	20,000	22,093
Washington GO	5.000%	2/1/16	13,040	14,442
Washington GO	5.000%	2/1/16	3,995	4,425
Washington GO	5.000%	7/1/17	5,000	5,740
Washington GO	5.000%	8/1/17	11,175	12,857
Washington GO	5.000%	7/1/18	21,220	24,794
Washington GO	5.000%	7/1/18	24,315	28,410
Washington GO	5.000%	7/1/18	15,000	17,526
Washington GO	5.000%	7/1/19	19,770	23,342
Washington GO	5.000%	7/1/19	14,580	17,215
2 Washington GO TOB VRDO	0.060%	8/7/13 LOC	4,830	4,830
2 Washington GO TOB VRDO	0.070%	8/7/13	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,690
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,757
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,219
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,411
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,451
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,552
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	805
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,153
				471,760

West Virginia (0.4%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,133
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,650	4,668
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	9,739
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	7,802
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,022
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,386
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,298
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,882
West Virginia University Revenue	5.000%	10/1/18	1,300	1,513
1 West Virginia University Revenue PUT	0.710%	10/1/14	10,000	10,007
				70,450
Wisconsin (1.5%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,524
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,889
Milwaukee WI GO	5.000%	5/1/18	11,655	13,532
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	850
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	745
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,321
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,181
Wisconsin GO	5.000%	5/1/16	13,870	15,488
Wisconsin GO	5.000%	5/1/16	10,530	11,758
Wisconsin GO	5.000%	5/1/16 (14)	11,240	11,636
Wisconsin GO	5.000%	5/1/17	8,100	9,260
Wisconsin GO	5.000%	5/1/17	6,000	6,859
Wisconsin GO	5.000%	11/1/17	4,500	5,209
Wisconsin GO	5.000%	11/1/18	11,000	12,932
Wisconsin GO	5.000%	5/1/19	12,955	15,259
Wisconsin GO	5.000%	5/1/19	5,000	5,889
Wisconsin GO	5.000%	11/1/19	3,100	3,676
Wisconsin GO	5.000%	11/1/20	7,400	8,760
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,076
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	33,465	38,314
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,598

Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,205
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,275
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,616
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,118
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,305
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,076
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,437
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.080%	8/7/13 LOC	11,000	11,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,093
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,144
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,633
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	6,062
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,210
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,154
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18	730	832
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,159
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/14 (4)	4,145	4,321
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	12,339
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,281
				273,016
Total Tax-Exempt Municipal Bonds (Cost $17,220,345)				17,477,301
			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5 Vanguard Municipal Cash Management Fund
(Cost $261,518)	0.070%		261,518,365	261,518

Total Investments (100.5%) (Cost $17,481,863)				17,738,819
Other Assets and Liabilities-Net (-0.5%)				(81,924)
Net Assets (100%)				17,656,895

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $1,254,898,000, representing 7.1% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2013.
4 Securities with a value of $901,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Limited-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	17,477,301	—
Temporary Cash Investments	261,518	—	—
Futures Contracts—Assets[1]	64	—	—
Total	261,582	17,477,301	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with it clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Limited-Term Tax-Exempt Fund

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	(10)	(1,264)	6
2-Year U.S. Treasury Note	September 2013	2,035	448,336	1,014

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $17,491,416,000. Net unrealized appreciation of investment securities for tax purposes was $247,403,000, consisting of unrealized gains of $311,280,000 on securities that had risen in value since their purchase and $63,877,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.8%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/14	9,225	9,551
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.100%	8/7/13	12,360	12,360
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.500%	6/1/16	5,000	5,051
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.070%	8/7/13	12,750	12,750
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.530%	8/1/13	18,640	18,640
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.550%	11/15/13	23,530	23,530
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Powersouth
Energy Cooperative Projects) PUT	0.550%	12/1/13	9,200	9,200
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,236
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,699
				97,017
Alaska (0.6%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.060%	8/7/13	45,985	45,985
Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/15	3,000	3,224
Matanuska-Susitna Borough AK GO	4.000%	3/1/15	1,000	1,055
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	4,361
North Slope Borough AK GO	2.500%	6/30/14	3,400	3,470
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	10,935
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,187
				71,217
Arizona (1.3%)
Arizona COP	2.000%	10/1/14	430	437
Arizona COP	2.000%	10/1/15	400	408
Arizona COP	4.000%	10/1/15	1,700	1,806
Arizona COP	3.000%	10/1/16	315	330
Arizona COP	5.000%	10/1/16	750	832
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,144

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,122
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,460
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	8/7/13 LOC	8,505	8,505
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	12,500	12,755
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,274
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/13	1,105	1,114
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.070%	8/7/13 LOC	9,000	9,000
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.090%	8/7/13	5,440	5,440
Maricopa County AZ Unified School District GO	2.000%	7/1/15	6,250	6,426
1 Mesa AZ Utility System Revenue TOB VRDO	0.070%	8/7/13 (4)	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.070%	8/7/13 (4)	7,500	7,500
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	7,500	7,822
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.090%	8/7/13	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.140%	8/7/13	4,000	4,000
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/15	4,250	4,613
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/16	2,325	2,601
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,855
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.060%	8/7/13	4,500	4,500
Pima County AZ Sewer Revenue	3.000%	7/1/14	1,000	1,024
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,551
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,355
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,233
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,206
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.070%	8/7/13	18,910	18,910
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	3.000%	10/1/13	780	783
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	4.000%	10/1/14	1,175	1,222
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,905
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	2,120	2,366
				148,739
California (8.0%)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.984%	8/1/17	15,000	15,013
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	6,911

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	9,912
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.070%	8/7/13	1,100	1,100
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	15,000	15,536
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	14,858
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,500	16,171
California Economic Recovery GO	5.250%	7/1/14 (14)	10,700	11,194
California GO	4.000%	11/1/14	2,650	2,775
California GO	5.000%	11/1/15	1,600	1,758
California GO	5.000%	9/1/16	8,000	9,019
California GO	5.000%	9/1/16	1,465	1,651
California GO	5.000%	10/1/16	12,070	13,641
California GO	5.000%	9/1/17	4,250	4,903
California GO	5.000%	10/1/17	35,000	40,455
California GO	5.000%	4/1/18	20,385	23,749
1 California GO TOB VRDO	0.240%	8/7/13 (4)	10,000	10,000
1 California GO TOB VRDO	0.260%	8/7/13 (4)	15,925	15,925
California GO VRDO	0.050%	8/7/13 LOC	25,000	25,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	18,438
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	3.000%	8/15/13	2,000	2,002
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,557
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,177
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,365
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.860%	7/1/17	5,200	5,254
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/16	1,005	1,128
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/14	900	938
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/15	940	1,025
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/16	1,500	1,678
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,143
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,059
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,000	10,189
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/15	1,000	1,088
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/13	21,185	21,185
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.070%	8/7/13	20,885	20,885
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.060%	8/1/13 (ETM)	25,700	25,700

California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	2,500	2,559
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.560%	4/1/14	34,200	34,280
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/14	1,845	1,899
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,245
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.850%	10/1/13	11,850	11,850
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,094
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	0.700%	2/3/14	4,000	3,978
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,147
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/15	1,250	1,348
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/16	7,160	7,965
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	9,331
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,686
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,891
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	12,314
California Public Works Board Lease Revenue
(Department of Public Health)	3.000%	11/1/14	2,000	2,067
California Public Works Board Lease Revenue
(Department of Public Health)	4.000%	11/1/15	2,500	2,682
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,504
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,555
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,692
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/14	8,375	8,734
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,233
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,211
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/16	3,415	3,780
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,355
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	3,070
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,153
California School Cash Reserve Program
Authority Pool TRAN	2.000%	10/1/13	6,500	6,519

California School Cash Reserve Program
Authority Pool TRAN	2.000%	12/31/13	3,045	3,065
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.450%	8/2/13 (4)	14,400	14,400
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.650%	8/2/13 (4)	10,000	10,000
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,250	10,576
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,000	5,652
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	5,285	5,974
1 California Statewide Communities Development
Authority Revenue (St. Joseph's Health
System) TOB VRDO	0.240%	8/7/13 (4)	20,000	20,000
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,693
3 Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/14	1,000	1,046
3 Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/16	1,220	1,332
3 Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	585	643
2 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.501%	12/15/15	14,000	14,042
1 Desert CA Community College District GO TOB
VRDO	0.080%	8/7/13	14,340	14,340
El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	1,500	1,632
Irvine CA Reassessment District No. 13-1
Improvement Revenue	2.000%	9/2/15	1,560	1,573
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/16	1,065	1,129
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/18	1,050	1,153
Los Angeles CA Department of Water & Power
Revenue	4.000%	1/1/16	9,000	9,662
Los Angeles CA Department of Water & Power
Revenue	5.000%	1/1/16	8,300	9,104
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.060%	8/7/13 LOC	16,465	16,465
Los Angeles CA GO	5.000%	9/1/18	22,900	26,902
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	13,445
1 Los Angeles CA Unified School District GO TOB
VRDO	0.070%	8/7/13	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,268
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	14,990
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	11,772
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,849
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	12/31/13	14,725	14,821
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	1/31/14	8,500	8,563

1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.070%	8/7/13	29,800	29,800
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,043
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,083
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,456
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,202
Monterey Peninsula CA Unified School District
BAN	2.500%	11/1/15	4,250	4,387
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/14	1,000	1,035
1 Peralta CA Community College District Revenue
TOB VRDO	0.120%	8/7/13 (4)	7,715	7,715
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/16	2,500	2,701
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/16	3,400	3,767
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,174
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	4,166
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	581
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/14	600	625
3 Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/14	2,815	2,954
3 Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/15	2,635	2,875
San Bernardino CA City Unified School District
GO	4.000%	8/1/16	1,250	1,354
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	6,000	6,000
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,338
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,188
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/14	6,000	6,228
San Diego CA Unified School District GO	0.500%	7/1/15	13,100	13,090
San Diego CA Unified School District GO	0.500%	7/1/15	3,500	3,495
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.060%	8/7/13	4,000	4,000
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,398
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,535	4,896
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	23,514
				927,380
Colorado (2.7%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,336
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,159
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,024

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	855	867
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13	6,635	6,727
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	4.000%	11/12/15	3,100	3,331
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.080%	8/7/13	10,000	10,000
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.060%	8/7/13	30,300	30,300
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/16	1,000	1,055
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,737
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	8,460	8,471
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	3,510	3,576
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	8,615	8,778
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	1,945	2,062
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	3,500	3,710
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	8/7/13	10,000	10,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	8/7/13	26,500	26,500
Colorado Housing & Finance Authority
Employment Compensation Special
Assessment Revenue	5.000%	5/15/14	22,060	22,878
Denver CO City & County Airport Revenue	0.740%	8/1/13 (12)	24,200	24,200
Denver CO City & County Airport Revenue	0.800%	8/2/13 (12)	22,275	22,275
Denver CO City & County Airport Revenue	0.710%	8/6/13 (12)	24,400	24,400
Denver CO City & County Airport Revenue	0.730%	8/7/13 (12)	23,500	23,500
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,083
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/2/13 (14)	14,755	14,814
2 E-470 Public Highway Authority Colorado
Revenue PUT	2.780%	9/1/14	17,065	17,121
Regional Transportation District of Colorado
COP	5.000%	6/1/14	1,500	1,557
Regional Transportation District of Colorado
COP	5.000%	6/1/15	2,330	2,508
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/13	4,305	4,357
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/14	5,250	5,565
1 University of Colorado Enterprise System
Revenue TOB VRDO	0.410%	8/7/13 LOC	7,860	7,860
				312,751
Connecticut (2.0%)
Connecticut GO	5.000%	3/1/14 (Prere.)	3,000	3,083

2 Connecticut GO	0.360%	5/15/14	2,000	1,998
2 Connecticut GO	0.290%	9/15/14	4,375	4,376
Connecticut GO	5.000%	12/1/14 (14)	24,610	25,606
Connecticut GO	3.000%	1/1/15	1,200	1,203
Connecticut GO	5.000%	1/1/15	3,400	3,622
2 Connecticut GO	0.460%	4/15/15	6,250	6,263
2 Connecticut GO	0.560%	5/15/15	35,400	35,363
Connecticut GO	5.000%	12/1/15 (14)	29,600	30,772
2 Connecticut GO	0.590%	4/15/16	5,000	5,027
2 Connecticut GO	0.710%	5/15/16	21,700	21,703
2 Connecticut GO	0.710%	5/15/16	8,300	8,301
2 Connecticut GO	0.490%	9/15/16	3,000	3,001
Connecticut GO	5.000%	12/1/16	5,000	5,668
2 Connecticut GO	0.740%	4/15/17	4,000	4,019
3 Connecticut GO	5.000%	7/15/17	5,000	5,740
2 Connecticut GO	0.580%	9/15/17	1,750	1,756
2 Connecticut GO	0.830%	9/15/18	3,000	3,007
2 Connecticut GO PUT	0.710%	9/15/17	5,465	5,467
2 Connecticut GO PUT	1.410%	3/1/18	17,500	17,993
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,135
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	22,265
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.060%	8/1/13	7,740	7,740
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/15	1,000	1,100
				227,208
Delaware (0.1%)
University of Delaware Revenue PUT	0.700%	5/1/16	8,750	8,668

District of Columbia (0.9%)
1 District of Columbia GO TOB VRDO	0.140%	8/7/13 (4)	20,715	20,715
2 District of Columbia Income Tax Revenue	0.360%	12/1/13	15,000	15,007
2 District of Columbia Income Tax Revenue	0.410%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/14	2,000	2,061
District of Columbia Revenue (Washington
Drama Society) VRDO	0.060%	8/7/13 LOC	17,025	17,025
District of Columbia TRAN	2.000%	9/30/13	25,000	25,077
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.540%	6/1/15	7,390	7,395
2 District of Columbia Water & Sewer Authority
Public Utility Revenue PUT	0.640%	6/1/16	6,000	6,000
				103,945
Florida (7.0%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,257
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,197
Broward County FL Airport System Revenue	5.000%	10/1/18	700	808
Broward County FL School Board COP	4.000%	7/1/14	1,300	1,342
Broward County FL School Board COP	4.000%	7/1/15	1,000	1,056
Broward County FL School Board COP	5.000%	7/1/16	2,000	2,211
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,610
Broward County FL School Board COP	5.000%	7/1/18	4,415	5,019
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	20,823

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,202
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,101
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,255
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	41,615
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,597
Escambia County FL Health Facilities Authority
Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,426
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.550%	6/15/16	3,000	3,030
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.350%	6/2/15	4,250	4,292
Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,201
Florida Board of Education Lottery Revenue	5.000%	7/1/15	12,045	13,071
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	18,683
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,031
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,065	5,268
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,235	9,606
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,410	9,788
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,999
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	14,605	15,235
Florida Department of Management Services
COP	5.000%	8/1/13	6,595	6,595
Florida Department of Transportation GO	5.000%	7/1/16	9,405	10,547
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.080%	8/7/13	5,390	5,390
Florida GO	4.000%	7/1/15	1,000	1,067
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,495	22,125
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/16	1,350	1,510
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,815
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,129
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	2,500	2,532
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.070%	8/7/13	5,000	5,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,014
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,115
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.125%	11/15/17	1,975	2,203

1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.070%	8/7/13	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,015
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,026
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,207
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	3.000%	10/1/14	700	720
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	4.000%	10/1/15	375	400
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	2,000	2,008
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,199
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,267
Jacksonville FL Capital Project Revenue VRDO	0.060%	8/7/13 LOC	30,500	30,500
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,217
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	8/7/13	7,115	7,115
3 Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,663
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.060%	8/7/13	13,000	13,000
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,054
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/13	1,000	1,006
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/14	1,250	1,300
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,845
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,134
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,063
2 Lakeland FL Energy System Revenue	0.810%	10/1/17	10,000	9,939
Lee County FL Non-Ad Valorem Revenue	3.000%	10/1/14	700	721
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/15	850	908
Lee County FL Non-Ad Valorem Revenue	4.000%	10/1/16	1,000	1,086
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,388
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,540
Lee County FL School Board COP	5.000%	8/1/18	3,530	4,053
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	3.000%	11/15/14	600	615
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,114
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,205
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.140%	8/7/13	5,250	5,250
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.070%	8/7/13	9,995	9,995
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.140%	8/7/13	10,140	10,140

3 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/17	400	446
3 Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/18	505	544
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) VRDO	0.050%	8/7/13 LOC	16,550	16,550
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.250%	11/3/14	6,250	6,291
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	8,783
1 Miami-Dade County FL School Board COP TOB
PUT	0.610%	8/8/13 LOC	17,365	17,365
1 Miami-Dade County FL School Board COP TOB
PUT	0.610%	8/8/13 LOC	17,365	17,365
1 Miami-Dade County FL School Board COP TOB
PUT	0.700%	8/8/13 LOC	13,120	13,120
1 Miami-Dade County FL School Board COP TOB
PUT	0.700%	9/19/13 LOC	27,245	27,245
1 Miami-Dade County FL School Board COP TOB
VRDO	0.160%	8/7/13 (12)	26,000	26,000
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.060%	8/7/13 (4)	32,570	32,570
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.080%	8/7/13 (12)	7,450	7,450
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.110%	8/7/13 (4)	7,935	7,935
Okeechobee County FL Solid Waste Disposal
Revenue(Waste Management
Inc./Okeechobee Landfill Project) PUT	2.250%	7/1/16	2,470	2,470
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,100
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/13 (14)	1,890	1,908
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	507
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	522
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.070%	8/7/13 LOC	26,100	26,100
Orange County FL School Board COP	5.000%	8/1/13	700	700
Orange County FL School Board COP	5.000%	8/1/14	4,000	4,186
Orange County FL School Board COP	5.000%	8/1/15	2,700	2,928
Orange County FL Tourist Development
Revenue	5.000%	10/1/13	7,705	7,763
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,710	9,157
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,520
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,520
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	4,000	4,222

Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	3,075	3,246
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/17	2,095	2,242
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,682
1 Palm Beach County FL School Board COP TOB
VRDO	0.110%	8/7/13	2,200	2,200
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/17	785	894
1 South Florida Water Management District COP
TOB VRDO	0.080%	8/7/13	9,800	9,800
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.070%	8/7/13	7,500	7,500
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.090%	8/7/13	8,850	8,850
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/13	9,405	9,442
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.060%	8/7/13 LOC	2,700	2,700
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	5,739
1 Tallahassee FL Energy System Revenue TOB
VRDO	0.100%	8/7/13	11,250	11,250
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,208
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/15	850	887
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	3.000%	9/1/16	1,000	1,052
Tampa FL Hospital Revenue	3.000%	7/1/14	600	614
Tampa FL Hospital Revenue	4.000%	7/1/15	400	421
Tampa FL Hospital Revenue	5.000%	7/1/16	700	770
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,646
				818,598
Georgia (1.5%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	2,440	2,598
Atlanta GA Airport Revenue	4.000%	1/1/15	500	525
Atlanta GA Airport Revenue	5.000%	1/1/16	1,000	1,100
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,149
Atlanta GA Airport Revenue	5.000%	1/1/18	500	575
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,542
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,501
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	6,500	6,501
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,515
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.250%	5/1/15	8,500	8,503
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.550%	6/21/16	10,000	10,002

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,000	10,008
Carroll County GA School District GO	4.000%	4/1/15	3,000	3,176
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/14	800	814
Cobb County GA Kennestone Hospital Authority
Revenue	3.000%	4/1/15	350	363
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/16	1,050	1,127
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	2.000%	8/15/13	1,085	1,086
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/15	750	798
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/16	1,370	1,486
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,705
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,071
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,147
Floyd County GA Development Authority
Revenue (Georgia Power Co. Plant Hammond
Project) PUT	0.850%	11/15/15	2,500	2,508
Georgia GO	5.000%	9/1/14	4,000	4,208
Georgia GO	4.750%	11/1/15	8,035	8,807
Georgia GO	5.000%	7/1/16	1,195	1,297
Georgia Municipal Electric Power Authority
Revenue	4.000%	1/1/14	1,200	1,219
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/15	1,500	1,595
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/16	1,250	1,373
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/17	1,825	2,053
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	2,094
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,605
Georgia Road & Tollway Authority Revenue	5.000%	3/1/16	5,000	5,559
Henry County GA School District GO	3.000%	12/1/13	1,500	1,514
Henry County GA School District GO	4.000%	12/1/14	2,500	2,624
Henry County GA School District GO	4.000%	12/1/15	4,000	4,318
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	9/15/13	40	40
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	13,550	14,283
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,715	7,118
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	5,085	5,520
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.050%	8/7/13 LOC	15,830	15,830
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	3.000%	11/1/13	10,440	10,512
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,325	1,491
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,953

Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/14	1,145	1,167
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	2,000	2,127
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,296
				177,403
Hawaii (0.5%)
Hawaii GO	3.000%	12/1/13	6,000	6,056
Hawaii GO	5.000%	12/1/13	10,000	10,160
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,087
Hawaii GO	5.000%	6/1/14	1,730	1,799
Hawaii GO	5.000%	2/1/15	3,600	3,850
Hawaii GO	5.000%	2/1/16	4,000	4,431
Hawaii GO	5.000%	7/1/16 (2)	23,095	24,973
Hawaii Housing Finance & Development Corp.
Multifamily Housing Revenue (Halekauwila
Place)	0.700%	12/1/15	6,000	5,998
Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,347
				62,701
Idaho (0.3%)
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/14	5,000	5,243
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	31,375	34,161
				39,404
Illinois (5.6%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,165
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,160
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,370
2 Chicago IL Board of Education GO PUT	0.717%	6/1/16	27,500	27,505
1 Chicago IL Board of Education GO TOB PUT	0.700%	8/22/13 LOC	76,500	76,500
1 Chicago IL Board of Education GO TOB VRDO	0.510%	8/7/13 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	2,715	2,861
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,678
1 Chicago IL GO TOB VRDO	0.310%	8/7/13	14,255	14,255
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,925	11,538
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/15	1,000	1,043
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,272
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.180%	8/7/13 (4)	7,495	7,495
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.210%	8/7/13 (4)	21,645	21,645
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.210%	8/7/13 (12)	27,185	27,185
Chicago IL Water Revenue	5.000%	11/1/18	675	783
1 Chicago IL Water Revenue TOB VRDO	0.510%	8/7/13	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.510%	8/7/13	7,745	7,745
Illinois Development Finance Authority Revenue
(DePaul University)	5.250%	10/1/14 (Prere.)	2,000	2,115
Illinois Educational Facilities Authority Revenue
(Field Museum of Natural History) VRDO	0.060%	8/7/13 LOC	8,100	8,100
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	6,080	6,174
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,675	2,769
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,000	5,629

1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.070%	8/7/13	9,000	9,000
Illinois Finance Authority Revenue (Art Institute
of Chicago)	4.000%	3/1/14	1,000	1,021
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	900	963
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/15	7,050	7,566
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	5,021
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,451
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/15	1,000	1,081
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/16	1,150	1,274
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,258
Illinois Finance Authority Revenue (Ingalls
Health System Obligated Group) VRDO	0.050%	8/7/13 LOC	21,000	21,000
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.070%	8/7/13 LOC	3,830	3,830
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.060%	8/7/13 LOC	27,615	27,615
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,256
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.060%	8/7/13	9,435	9,435
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	0.410%	8/7/13 (4)	69,400	69,400
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/14	1,305	1,339
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,708
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,962
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,626
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	548
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	690	780
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.070%	8/7/13	2,960	2,960
Illinois GO	5.000%	1/1/16	25,945	28,079
Illinois GO	5.000%	8/1/18	22,160	24,765
Illinois GO	5.000%	7/1/19	4,725	5,271
Illinois GO	5.000%	8/1/19	15,000	16,736
1 Illinois GO TOB VRDO	0.560%	8/7/13	3,750	3,750
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,080	4,210
Illinois Regional Transportation Authority
Revenue PUT	0.600%	6/1/14	27,200	27,200
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,638
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,151
3 Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	7,471
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/13	10,665	10,665

Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/13	6,000	6,107
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/14	12,000	12,497
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/14	1,500	1,576
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/14	7,250	7,717
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/15	7,265	7,877
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/15	2,750	2,969
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/15	3,000	3,310
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	10,000	11,279
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	7,500	8,459
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	18,000	18,636
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,359
				655,818
Indiana (1.5%)
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.420%	9/3/13	4,000	3,996
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,493
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	578
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/14	2,250	2,285
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,577
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	5,012
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,885
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	543
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	3/1/15	250	260
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/16	500	541
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,099
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/13	2,400	2,400
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/13	1,900	1,900
Indiana Finance Authority Water Utility Revenue
(Citizens Energy Project)	3.000%	10/1/14	5,000	5,145

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	8/1/13	7,605	7,605
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	8/1/14	18,995	19,228
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.700%	9/1/14	10,000	10,153
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	15,305	16,475
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	6/1/16	5,000	5,051
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	3,005
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	10,000	9,993
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	880
Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,408
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project) TOB
VRDO	0.260%	8/7/13	17,060	17,060
Purdue University Indiana University Student
Fee Revenue	4.000%	7/1/14	2,085	2,158
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/14	3,130	3,214
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/15	3,190	3,308
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/15	3,255	3,409
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/16	3,320	3,504
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/16	3,385	3,599
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	36,520	37,208
				178,972
Iowa (0.1%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,877
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,544
				5,421
Kansas (0.3%)
2 Kansas Department of Transportation Highway
Revenue	0.290%	9/1/14	10,590	10,588
Kansas Department of Transportation Highway
Revenue VRDO	0.050%	8/7/13	7,500	7,500
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.000%	11/15/13	1,000	1,010

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,624
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/14	5,150	5,240
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/13 (ETM)	225	227
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/13 (ETM)	2,000	2,028
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/14 (ETM)	200	210
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,000	2,122
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14 (ETM)	2,060	2,186
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15 (ETM)	355	387
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	750	850
				34,972
Kentucky (0.3%)
3 Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,708
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.060%	8/7/13 LOC	3,900	3,900
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	1,000	1,055
Kentucky Property & Building Commission
Revenue	5.000%	10/1/14	1,000	1,052
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	3,997
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,387
Kentucky Property & Building Commission
Revenue	5.000%	8/1/16 (4)	5,000	5,402
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	3,950	4,441
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,865
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	2,019
Russell KY Revenue (Bon Secours Health
System)	4.000%	11/1/15	300	317
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/15	1,000	1,051
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/16	1,000	1,072
				33,266
Louisiana (0.9%)
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.607%	5/1/17	41,750	41,777

1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.060%	8/7/13	10,790	10,790
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	3/1/14	2,900	2,978
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/14	1,350	1,396
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,611
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,012
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,545
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,096
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.180%	8/7/13 (4)	3,330	3,330
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,159
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,309
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,507
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	10,214
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,856
				103,580
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.070%	8/7/13 LOC	5,175	5,175

Maryland (1.3%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,952
Anne Arundel County MD GO	5.000%	4/1/18	6,960	8,126
Baltimore County MD GO	4.000%	2/1/15	2,900	3,059
Maryland GO	5.000%	7/15/14	1,000	1,046
Maryland GO	5.000%	3/15/15	1,430	1,538
Maryland GO	5.000%	8/1/15	1,455	1,588
Maryland GO	5.250%	8/15/15	4,250	4,666
Maryland GO	5.000%	8/1/16	27,680	31,195
Maryland GO	5.000%	11/1/18	10,400	12,331
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/14	400	410
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/15	1,045	1,090
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	3.000%	7/1/16	425	449
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	549
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,158
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.961%	11/15/17	12,070	12,000

2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.711%	5/15/18	5,500	5,356
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	0.730%	5/15/18	8,625	8,408
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	3.000%	8/15/13	1,000	1,001
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/14	1,000	1,046
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	7,688
Montgomery County MD GO	5.000%	11/1/15	2,725	3,002
Prince Georges County MD GO	5.000%	9/15/15	1,100	1,206
Prince Georges County MD GO	5.000%	3/1/18	5,280	6,174
Washington Suburban Sanitation District
Maryland GO VRDO	0.060%	8/7/13	27,900	27,900
				148,938
Massachusetts (3.7%)
Boston MA GO	5.000%	2/1/18	7,965	9,296
Boston MA GO	5.000%	8/1/18	4,045	4,772
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.190%	8/1/13	25,525	25,525
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.290%	8/7/13	30,083	30,083
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.060%	8/7/13	6,900	6,900
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/15	7,500	7,971
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/13	555	558
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	4.000%	10/1/15	500	531
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/16	1,205	1,335
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	7,000	7,202
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,572
2 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.610%	9/30/16	7,500	7,456
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16 (Prere.)	21,750	22,554
1 Massachusetts Development Finance Agency
Revenue (Harvard University) TOB VRDO	0.060%	8/7/13	1,000	1,000
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	9,925	10,906
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,304
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.070%	8/7/13 LOC	4,765	4,765
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.560%	7/1/14	14,350	14,363
2 Massachusetts GO	0.540%	2/1/14	15,000	15,000
2 Massachusetts GO	0.590%	2/1/14	15,250	15,250
2 Massachusetts GO	0.440%	9/1/14	19,550	19,593
Massachusetts GO	5.000%	1/1/15	4,000	4,263
2 Massachusetts GO	0.460%	2/1/15	7,500	7,482

2 Massachusetts GO	0.720%	2/1/15	8,300	8,300
2 Massachusetts GO	0.510%	9/1/15	31,500	31,520
Massachusetts GO	5.000%	10/1/15	2,980	3,269
2 Massachusetts GO	0.400%	1/1/17	10,350	10,354
2 Massachusetts GO	0.420%	2/1/17	10,285	10,296
2 Massachusetts GO	0.490%	1/1/18	5,000	5,002
1 Massachusetts GO TOB VRDO	0.060%	8/1/13	4,400	4,400
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.000%	11/1/14	9,431	9,524
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	9,680	9,799
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,061
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.620%	8/1/13 (4)	1,500	1,500
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.710%	8/2/13 (4)	12,400	12,400
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.700%	8/7/13 (4)	20,200	20,200
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.070%	8/7/13	4,900	4,900
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.050%	8/7/13	8,600	8,600
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.060%	8/7/13	23,000	23,000
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	1,000	1,091
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,665	4,000
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,000	2,183
Massachusetts School Building Authority		(Prere.)(Pre
Dedicated Sales Tax Revenue	5.000%	8/15/15 re.)	7,370	8,044
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	6,000	6,569
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.070%	8/7/13	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.410%	8/7/13 (4)LOC	19,630	19,630
				434,243
Michigan (3.3%)
1 Detroit City School District GO TOB VRDO	1.010%	8/7/13 (4)	10,240	10,240
1 Detroit City School District GO TOB VRDO	1.010%	8/7/13 (4)	8,000	8,000
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/14	500	519
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/15	1,255	1,330
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/16	1,285	1,381
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/17	620	667

Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/13	1,000	1,012
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/14	1,000	1,052
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	4,325	4,636
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	9,747
Michigan Building Authority Revenue	3.000%	10/15/14	12,405	12,744
Michigan Building Authority Revenue	5.000%	10/15/15	10,000	10,865
Michigan Building Authority Revenue	5.000%	10/15/16	12,250	13,599
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	585
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	17,015	19,909
Michigan Finance Authority Revenue (State
Drinking Water Revolving Fund)	5.000%	10/1/18	3,640	4,259
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/14	34,710	36,235
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/15	13,000	14,125
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	7,427
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	12,000
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	25,779
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.050%	8/7/13 LOC	5,515	5,515
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,279
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	8/1/14	2,980	3,031
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.900%	3/16/15	16,000	16,013
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,771
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	14,000	14,061
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/13	1,000	1,009
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,552
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	4.000%	6/1/14	1,100	1,131
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/15	1,395	1,499
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/16	1,500	1,654
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,369
Michigan Hospital Finance Authority Revenue
(McLaren Health Care) VRDO	0.050%	8/7/13 LOC	17,130	17,130
Michigan Hospital Finance Authority Revenue
(Trinity Health)	4.000%	12/1/13	2,000	2,024
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,011
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,490

Michigan State University Board of Trustees
General Revenue VRDO	0.050%	8/7/13	43,725	43,725
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,190
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.060%	8/7/13 LOC	9,460	9,460
Oakland University of Michigan Revenue VRDO	0.060%	8/7/13 LOC	11,490	11,490
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,675
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,391
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,362
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.190%	8/7/13 (4)	5,000	5,000
2 Saline MI Area Schools GO PUT	0.610%	11/1/15	7,365	7,410
University of Michigan Revenue	4.000%	4/1/15	9,600	10,175
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,561
				386,089
Minnesota (0.7%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,622
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.230%	8/1/13 (4)	24,800	24,800
Minnesota GO	5.000%	10/1/15	8,250	9,060
Minnesota GO	5.000%	11/1/15	2,050	2,258
Minnesota GO	5.000%	8/1/16	4,550	5,122
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.060%	8/7/13	8,525	8,525
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	11,996
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	12,820
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/14	1,000	1,035
				77,238
Mississippi (0.2%)
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/14	1,000	1,029
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.000%	9/2/14	4,900	4,915
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.250%	11/3/14	5,750	5,788
2 Mississippi GO	0.590%	9/1/17	5,680	5,684
1 Mississippi GO TOB VRDO	0.060%	8/7/13	3,680	3,680
Missouri Development Bank Special Obligation
Revenue (Marshall County Industrial
Development Authority)	4.000%	1/1/14	1,500	1,523
Missouri Development Bank Special Obligation
Revenue (Marshall County Industrial
Development Authority)	4.000%	1/1/15	1,250	1,313
				23,932

Missouri (0.2%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue VRDO	0.060%	8/7/13 LOC	7,400	7,400
Kansas City MO Airport Revenue	4.000%	9/1/15	1,500	1,601
Kansas City MO Airport Revenue	5.000%	9/1/16	900	1,005
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,418
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	3,959
Missouri GO	5.000%	10/1/15	2,500	2,745
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.000%	12/1/13	1,000	1,015
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	4.000%	7/1/15	900	952
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.000%	7/1/16	1,000	1,109
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	4.000%	2/15/14	2,000	2,038
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	1,982
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,452
				27,676
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	6,135	6,251

Nebraska (0.2%)
1 Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System) TOB VRDO	0.160%	8/7/13 (13)	10,060	10,060
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/16	500	540
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/17	500	544
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/14	600	611
Municipal Energy Agency of Nebraska Power
Supply System Revenue	3.000%	4/1/15	550	573
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/16	1,000	1,082
University of Nebraska Student Fee Revenue	5.000%	7/1/14	1,100	1,147
University of Nebraska Student Fee Revenue	5.000%	7/1/16	1,380	1,540
University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,266
				17,363
Nevada (0.4%)
1 Clark County NV GO TOB VRDO	0.070%	8/7/13	14,595	14,595
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.070%	8/7/13	14,800	14,800
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	260
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	540
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.090%	8/7/13	4,690	4,690

1 Nevada System of Higher Education University
Revenue TOB VRDO	0.080%	8/7/13	7,465	7,465
Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	0.040%	8/7/13 LOC	5,400	5,400
				47,750
New Hampshire (0.2%)
New Hampshire GO	5.000%	8/15/14	2,500	2,620
New Hampshire GO	5.000%	2/15/15	1,285	1,373
New Hampshire GO	5.000%	8/15/15	5,000	5,440
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.060%	8/7/13		—
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.120%	8/7/13	15,645	15,645
				25,078
New Jersey (3.9%)
Bergen County NJ GO	3.000%	9/1/15	2,165	2,278
Bergen County NJ GO	4.000%	9/1/16	1,875	2,056
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	7,162
Middlesex County NJ COP	5.500%	10/15/14	1,235	1,311
Middlesex County NJ COP	5.500%	10/15/15	1,305	1,443
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,190
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,285
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	11,920
New Jersey COP	5.000%	6/15/14	5,120	5,320
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	16,529
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/14	4,500	4,659
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/16	13,500	14,765
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,000	5,524
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,597
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.640%	2/1/15	9,000	9,026
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	8,820	9,498
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	13,091
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,454
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	1.760%	2/1/16	11,880	12,155
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,599
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	5,415	6,109
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.960%	2/1/17	14,000	14,025
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	2,500	2,710
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.500%	12/1/13 (ETM)	8,200	8,343

[1,2] New Jersey GO		0.386%	8/1/13	100,000	100,004
	New Jersey Health Care Facilities Financing
	Authority Department of Human Services
	Lease Revenue (Greystone Park Psychiatric
	Hospital Project)	5.000%	9/15/15	7,880	8,550
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/14	2,000	2,079
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/15	2,000	2,145
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/16	2,000	2,197
	New Jersey Health Care Facilities Financing
	Authority Revenue (Meridian Health System
	Obligated Group)	5.000%	7/1/17	2,000	2,233
	New Jersey Health Care Facilities Financing
	Authority Revenue (Palisades Medical Center
	Obligated Group)	5.000%	7/1/17	1,305	1,405
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,573
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,539
	New Jersey Higher Education Assistance
	Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,724
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.500%	12/15/13 (4)	5,705	5,818
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/16	2,000	2,228
	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue	5.000%	6/15/17	3,000	3,413
1	New Jersey Transportation Trust Fund Authority
	Transportation System Revenue TOB VRDO	0.310%	8/7/13	10,700	10,700
	New Jersey Turnpike Authority Revenue	5.000%	1/1/15 (Prere.)	13,500	14,384
2	New Jersey Turnpike Authority Revenue	0.540%	1/1/17	30,000	30,017
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	2,500	2,504
[1,2] New Jersey Turnpike Authority Revenue PUT		0.810%	12/22/14	20,000	20,036
2	New Jersey Turnpike Authority Revenue PUT	0.590%	1/1/16	20,000	20,010
2	New Jersey Turnpike Authority Revenue PUT	0.680%	1/1/17	20,000	20,017
1	New Jersey Turnpike Authority Revenue TOB
	VRDO	0.260%	8/7/13 (4)	6,500	6,500
1	Rutgers State University New Jersey Revenue
	TOB VRDO	0.070%	8/7/13	14,800	14,800
	Tobacco Settlement Financing Corp. New
	Jersey Revenue	5.000%	6/1/14	2,500	2,577
					451,502
New Mexico (0.9%)
	Farmington NM Pollution Control Revenue (El
	Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,464
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	9/1/15	4,400	4,710
	New Mexico Educational Assistance Foundation
	Revenue	4.000%	12/1/15	3,800	4,094
	New Mexico GO	5.000%	3/1/14	9,405	9,670
	New Mexico Hospital Equipment Loan Council
	Hospital System Revenue (Presbyterian
	Healthcare Services) VRDO	0.050%	8/7/13	12,585	12,585

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.060%	8/7/13	26,150	26,150
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,915	6,430
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	9,947
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,545	8,471
New Mexico Severance Tax Revenue	4.000%	7/1/19	16,245	17,968
				104,489
New York (16.0%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	1,000	1,035
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,077
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/16	1,000	1,111
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,435	3,902
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.070%	8/7/13	4,265	4,265
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.080%	8/7/13 LOC	7,770	7,770
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	8,000	8,261
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15	8,320	8,874
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)	1,000	1,067
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,733
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Monroe
Community College) VRDO	0.080%	8/7/13 LOC	3,410	3,410
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/14	1,795	1,857
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	3.000%	5/1/15	1,180	1,229
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	3,730	4,212
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/17	1,450	1,645
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,297
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/14	600	619
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	3.000%	12/1/15	875	914
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	8/7/13	10,000	10,000

Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.040%	8/7/13	46,400	46,400
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	8/7/13	25,900	25,900
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	8/7/13	10,000	10,000
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/15	750	807
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	4.000%	7/1/15	960	1,009
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/17	1,320	1,463
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	4.000%	7/1/17	1,500	1,607
Nassau County NY TAN	2.000%	9/30/13	15,615	15,656
Nassau NY Health Care Corp. RAN	2.250%	12/15/13 (4)	7,500	7,552
New York City NY GO	0.750%	8/2/13 (4)	20,000	20,000
New York City NY GO	0.390%	8/5/13 (12)	17,200	17,200
New York City NY GO	0.650%	8/5/13 (4)	28,450	28,450
New York City NY GO	0.710%	8/6/13 (4)	2,925	2,925
New York City NY GO	0.705%	8/7/13 (4)	33,150	33,150
New York City NY GO	5.000%	2/1/14 (ETM)	2,195	2,248
New York City NY GO	5.000%	2/1/14	1,305	1,336
New York City NY GO	5.000%	8/1/14	11,525	12,078
New York City NY GO	5.000%	8/1/14	10,000	10,480
New York City NY GO	3.000%	3/1/15	5,135	5,344
New York City NY GO	2.000%	8/1/15	8,285	8,533
New York City NY GO	4.000%	8/1/15	5,985	6,402
New York City NY GO	5.000%	8/1/15	1,500	1,634
New York City NY GO	5.000%	8/1/15	8,000	8,716
New York City NY GO	5.000%	8/1/15	5,200	5,665
New York City NY GO	5.000%	8/1/15	7,075	7,708
New York City NY GO	5.000%	8/1/15	17,000	18,521
New York City NY GO	5.250%	8/1/15	10,805	11,338
New York City NY GO	5.250%	8/1/15	1,495	1,532
New York City NY GO	5.500%	8/1/15	425	427
New York City NY GO	5.000%	8/1/16	5,000	5,597
New York City NY GO	5.000%	8/1/16	6,000	6,716
New York City NY GO	5.000%	8/1/16	23,810	26,652
3 New York City NY GO	5.000%	8/1/17	4,305	4,924
New York City NY GO	5.000%	8/1/17	10,000	11,437
New York City NY GO	5.000%	8/1/17	33,680	38,521
New York City NY GO	5.000%	8/1/18	3,250	3,780
New York City NY GO	5.000%	8/1/19	15,000	17,566
2 New York City NY GO	0.440%	8/1/21	4,700	4,738
2 New York City NY GO	0.530%	8/1/21	6,325	6,390
2 New York City NY GO	0.610%	8/1/25	5,500	5,572
New York City NY GO ARS	0.650%	8/2/13 (4)	3,400	3,400
1 New York City NY GO TOB VRDO	0.070%	8/7/13	5,090	5,090
1 New York City NY GO TOB VRDO	0.090%	8/7/13	8,250	8,250
New York City NY GO VRDO	0.050%	8/1/13 LOC	1,900	1,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	1,500	1,590
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.900%	11/1/14	4,000	4,014

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.150%	11/1/15	17,000	17,030
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.950%	5/1/16	30,000	29,924
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.100%	11/1/16	8,865	8,822
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	8/7/13	6,400	6,400
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.210%	8/7/13	9,485	9,485
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/14 (Prere.)	5,100	5,313
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/16	2,500	2,807
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/1/13	615	615
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/1/13	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/13	5,840	5,840
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/13	3,000	3,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.060%	8/7/13	5,675	5,675
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.100%	8/7/13	25,650	25,650
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.070%	8/8/13	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue	0.730%	8/1/13 (4)	27,025	27,025
New York City NY Transitional Finance Authority
Future Tax Revenue	0.500%	8/2/13 (4)	62,500	62,500
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	26,990	27,311
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	17,345	17,555
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	9,460	10,013
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	16,290	17,258
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	5,000	5,185
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)	1,070	1,172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,930	9,831
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/16	1,000	1,107
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,000	11,316
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16 (ETM)	115	131
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	3,885	4,396

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	8/1/13	5,520	5,520
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	8/7/13	2,200	2,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	8/7/13	8,900	8,900
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17	6,250	6,943
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.070%	8/7/13	28,380	28,380
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/13 (Prere.)	5,000	5,073
New York Metropolitan Transportation Authority
Revenue	3.000%	11/15/14	1,225	1,266
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/14	3,000	3,139
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	3,500	3,707
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/14	2,675	2,833
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	8,000	8,591
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,030	3,254
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/15	3,895	4,183
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,582
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,625
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/15	5,435	5,960
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/16	2,650	2,979
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	14,313
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,363
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	4,048
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.060%	8/7/13 (13)	24,900	24,900
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.610%	11/1/13	18,500	18,496
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.740%	11/1/14	6,320	6,333
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	3.000%	11/15/13	725	731
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/14	1,135	1,188
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,193
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	1,625	1,782
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/16	1,000	1,092

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,529
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,374
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	37,460	37,962
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,791
2 New York Metropolitan Transportation Authority
Revenue PUT	0.550%	11/1/14	27,050	27,043
2 New York Metropolitan Transportation Authority
Revenue PUT	0.661%	11/1/15	30,000	29,991
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.070%	8/7/13 (13)	19,780	19,780
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.210%	8/7/13 (12)	22,070	22,070
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.070%	8/7/13	8,995	8,995
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.070%	8/7/13	7,500	7,500
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/15	760	803
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/16	500	553
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	12,379
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/16 (14)	5,000	5,394
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/15	2,435	2,603
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15 (ETM)	15	16
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/15	5,110	5,562
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/14	2,000	2,079
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,095	1,176
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/15	2,450	2,630
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/16	1,725	1,905
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,250

New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,857
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	9,660	9,948
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,115	15,114
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	9,880	10,579
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	2,625	2,820
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,000	1,074
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,240	11,383
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	1,000	1,115
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	8/7/13	5,000	5,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.060%	8/7/13	16,800	16,800
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/13	2,220	2,234
New York State Dormitory Authority Revenue
(School Districts Financing Program)	2.000%	10/1/14	1,880	1,912
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,476
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	2,000	2,083
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14	3,300	3,436
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/15 (15)	400	426
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	5,029
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15	3,000	3,272
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,810
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	11,403
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	5,000	5,619
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (15)	375	416
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,788
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,926
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	564
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,494
3 New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,140
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/14	1,270	1,312

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	7,000	7,096
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/15	1,200	1,249
New York State Housing Finance Agency
Housing Revenue	1.150%	11/1/16	7,000	6,968
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	8/7/13 LOC	20,000	20,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.060%	8/7/13	6,425	6,425
New York State Local Government Assistance
Corp. Revenue VRDO	0.050%	8/7/13	18,500	18,500
New York State Thruway Authority Revenue	4.000%	1/1/15	2,000	2,096
New York State Thruway Authority Revenue	5.000%	1/1/17	2,000	2,253
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,719
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,900	2,974
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,733
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	16,675	17,096
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	3,009
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	8,500	9,006
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,141
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15 (4)	1,115	1,200
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	1,450	1,561
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,535
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	10,000	10,998
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,460	29,225
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	29,699
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	27,495
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.070%	8/7/13	4,225	4,225
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.070%	8/7/13	9,200	9,200
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.040%	8/7/13 LOC	22,560	22,560
Schenectady NY BAN	1.500%	5/16/14	56,886	57,274
Suffolk County New York RAN	2.000%	3/27/14	20,000	20,201
Suffolk County NY BAN	2.000%	5/2/14	10,000	10,129
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,383
3 Suffolk County NY TAN	2.000%	8/14/13	60,000	60,034

Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.040%	8/7/13 LOC	3,800	3,800
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	19,900	20,649
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,168
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	6,500	7,201
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.381%	1/1/14	24,600	24,603
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/13	3,355	3,394
Yonkers NY GO	3.000%	7/1/16	1,300	1,360
Yonkers NY GO	3.000%	8/15/16	675	707
Yonkers NY GO	3.000%	7/1/17	1,005	1,049
Yonkers NY GO	3.000%	8/15/17	510	533
				1,858,316
North Carolina (1.6%)
Cabarrus NC COP	4.000%	1/1/15	2,975	3,121
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,589
Charlotte NC GO	5.000%	7/1/15	850	925
Charlotte NC GO	5.000%	7/1/18	5,000	5,889
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,312
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,581
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	577
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.060%	8/7/13	3,350	3,350
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.090%	8/7/13 (4)	5,025	5,025
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.090%	8/7/13 (4)	6,565	6,565
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,145
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,821
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,613
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/1/13	2,900	2,900
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/13	9,765	9,765
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.090%	8/7/13 LOC	2,355	2,355
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.400%	9/3/13	30,000	30,000
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/14	2,170	2,213
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,319

North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	2,300	2,447
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	5,000	5,632
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/17	7,055	7,947
North Carolina GO	5.000%	3/1/15 (Prere.)	4,710	5,052
North Carolina GO	5.250%	3/1/15	2,000	2,057
North Carolina GO	5.000%	3/1/17	290	311
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	4,093
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,357
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	0.800%	12/1/17	2,655	2,656
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	2.000%	10/1/13	1,000	1,003
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.060%	8/7/13 LOC	1,930	1,930
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System)	4.000%	10/1/13	1,055	1,061
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/14	2,815	2,918
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,611
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	676
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	549
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/15	5,650	6,013
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/16	5,000	5,492
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/14	3,230	3,401
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/15	1,680	1,834
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/16	1,250	1,403
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,982
Wake County NC GO	4.000%	2/1/14	16,060	16,366
Wake County NC GO	5.000%	2/1/16	1,310	1,453
Wake County NC GO	4.000%	2/1/17	6,440	7,118
Wake County NC GO	4.000%	2/1/18	3,000	3,367
				186,794
Ohio (4.0%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.090%	8/7/13 LOC	6,900	6,900

Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/13	21,675	21,757
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,126
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,694
Central OH Solid Waste Authority Revenue	4.000%	12/1/16	1,700	1,866
Central OH Solid Waste Authority Revenue	4.000%	12/1/17	1,675	1,861
Cleveland State University Ohio General
Receipts Revenue	4.000%	6/1/14	500	515
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.060%	8/7/13 LOC	52,570	52,570
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	8/7/13	11,100	11,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.060%	8/7/13	4,100	4,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (SPC Buildings 1 & 3 LLC) VRDO	0.060%	8/7/13 LOC	12,500	12,500
Columbus OH GO	5.000%	7/1/15	3,000	3,263
Columbus OH GO	5.000%	7/1/15	2,310	2,513
Columbus OH GO	5.000%	7/1/15	6,735	7,322
Columbus OH GO	5.000%	7/1/16	6,760	7,594
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	8/7/13 LOC	3,565	3,565
Dayton OH City School District GO	4.000%	11/1/16	3,000	3,290
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	4.000%	6/15/16	1,000	1,063
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,111
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	8,382
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.050%	8/7/13	15,545	15,545
Hocking Technical College District Ohio
(Residence Hall Facilities Project) COP VRDO	0.060%	8/7/13 LOC	18,710	18,710
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.090%	8/7/13	3,365	3,365
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.080%	8/7/13 LOC	28,585	28,585
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	8,000	8,102
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.050%	8/7/13	18,300	18,300
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	3,950	4,251
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,575
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,400	5,489
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/14	6,085	6,425
Ohio Common Schools GO	5.000%	9/15/15	5,000	5,471

Ohio Common Schools GO	5.000%	3/15/18	10,860	12,609
Ohio GO	5.000%	9/15/14	10,000	10,538
Ohio GO	5.000%	9/15/15	10,000	10,956
Ohio GO	5.500%	9/15/15	3,000	3,314
Ohio GO	5.000%	9/15/16	10,000	11,285
Ohio Higher Education GO	5.000%	8/1/14	15,000	15,714
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.070%	8/7/13	6,275	6,275
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.080%	8/7/13 LOC	2,170	2,170
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,165
Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) VRDO	0.070%	8/7/13 LOC	24,075	24,075
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,618
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,057
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,091
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	676
Ohio Higher Educational Facility Revenue (Ohio
Dominican University) VRDO	0.070%	8/7/13 LOC	9,000	9,000
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/15	1,550	1,643
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.060%	8/1/13	7,300	7,300
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/13	12,800	12,800
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/14	625	638
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	530
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.420%	9/3/13	7,000	7,000
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.290%	8/7/13	10,745	10,745
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	4.000%	6/1/15	1,315	1,401
2 Ohio Water Development Authority Pollution
Control Revenue (Water Quality) PUT	0.460%	7/15/15	10,000	10,000
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.250%	7/1/16	2,000	2,000
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/15	2,380	2,581
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.000%	12/1/16	2,495	2,768
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,513
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,726
South-Western City OH School District GO	3.000%	12/1/15	1,000	1,056
1 South-Western City OH School District GO TOB
VRDO	0.060%	8/7/13	295	295

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/14 (4)	2,440	2,488
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14	3,000	3,118
University of Cincinnati Ohio General Receipts
Revenue	4.000%	6/1/15	1,515	1,610
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,482
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,711
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,206
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,347
				464,411
Oklahoma (0.3%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.070%	8/7/13 (13)	26,100	26,100
2 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.810%	8/1/13	5,785	5,785
1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.060%	8/7/13	7,041	7,041
				38,926
Oregon (0.7%)
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	2.000%	9/2/14	10,000	10,076
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/14	2,000	2,064
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/14	1,150	1,180
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,516
Oregon Facilities Authority Revenue
(PeaceHealth)	4.000%	11/1/13	500	504
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/14	1,050	1,080
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,599
Oregon GO	5.000%	5/1/16	2,000	2,232
Oregon GO	5.000%	5/1/16	3,500	3,906
Oregon GO	5.000%	11/1/16	3,000	3,400
Oregon GO	5.000%	5/1/18	1,125	1,315
Oregon GO	5.000%	5/1/18	1,500	1,753
Oregon GO	5.000%	11/1/18	3,750	4,425
Oregon Health & Science University Revenue	4.000%	7/1/14	1,000	1,032
Oregon Health & Science University Revenue	5.000%	7/1/16	500	556
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,155
Portland OR Water System Revenue	5.000%	10/1/15	6,000	6,582
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/16	10,500	10,898
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	8,300	8,934
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,484
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,661
				75,352

Pennsylvania (5.3%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/15	5,780	6,198
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/13	1,000	1,005
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	10,880
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/14	1,500	1,560
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	5,000	5,248
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/14	1,000	1,030
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	8,960
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	801
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,145
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.050%	8/7/13	3,900	3,900
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	9,661
Commonwealth Financing Authority
Pennsylvania Revenue	4.000%	6/1/16	650	705
Delaware County PA GO	5.000%	10/1/14	3,905	4,120
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	8/7/13	8,000	8,000
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	3.000%	1/1/14	5,790	5,847
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.000%	1/1/15	1,000	1,039
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/16	1,215	1,312
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/17	1,070	1,174
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/14	2,670	2,767
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	1.460%	8/15/20	8,125	8,129
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/7/13	13,700	13,700

Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.090%	8/7/13	9,070	9,070
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	15,750	16,227
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	10,570	10,890
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	11,250	11,591
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,503
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 1.750%		12/1/15	4,250	4,243
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	9,028
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	16,553
Pennsylvania GO	5.000%	9/1/13	4,300	4,317
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	12,624
Pennsylvania GO	5.000%	4/1/15	32,880	35,393
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,388
Pennsylvania GO	5.250%	7/1/15	15,000	16,372
Pennsylvania GO	5.000%	9/1/15 (4)	34,225	35,995
Pennsylvania GO	5.000%	4/1/18	35,410	41,219
Pennsylvania GO	5.000%	7/1/18	2,675	3,130
Pennsylvania GO	5.000%	11/15/18	2,885	3,399
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/16 (2)	2,000	2,162
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,568
Pennsylvania Industrial Development Authority
Economic Development Revenue	4.000%	7/1/14	1,000	1,033
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	8,000	8,337
1 Pennsylvania State University Revenue TOB
VRDO	0.110%	8/7/13 LOC	1,300	1,300
1 Pennsylvania State University Revenue TOB
VRDO	0.410%	8/7/13	12,605	12,605
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.150%	8/7/13 (4)	39,325	39,325
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	16,945	17,596
2 Pennsylvania Turnpike Commission Revenue	0.610%	12/1/16	8,000	7,925
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,534
2 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/17	10,000	9,900
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.180%	8/7/13 (12)	3,245	3,245
Pennsylvania Turnpike Commission Revenue
VRDO	0.150%	8/7/13 (4)	26,780	26,780

Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/13	3,260	3,272
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,038
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,327
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.050%	8/7/13	5,400	5,400
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,114
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,573
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.300%	8/7/13 (4)	70,460	70,460
Pittsburgh PA Water & Sewer Authority
Revenue PUT	1.400%	9/1/15 (4)	6,000	6,018
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.200%	8/7/13 (4)	33,125	33,125
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.130%	8/7/13	5,700	5,700
West Chester University Student Housing
Revenue BAN	1.600%	2/1/15	2,250	2,259
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/14	1,380	1,423
				613,142
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/15 (4)	10,000	10,631
Puerto Rico Government Development Bank
Revenue	4.750%	12/1/15 (14)	1,100	1,106
				11,737
South Carolina (0.8%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,621
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	0.806%	1/1/18	8,770	8,797
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,488
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,191
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	1,938
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,122
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	1,976
South Carolina GO	5.000%	4/1/16	1,450	1,617
South Carolina GO	5.000%	4/1/16	7,260	8,096
South Carolina GO	5.000%	4/1/16	30	33
South Carolina GO	5.000%	4/1/16	6,475	7,220
South Carolina GO	5.000%	4/1/16	2,275	2,537
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/14	2,000	2,046
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,061
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.000%	11/1/15	250	264
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project)	2.875%	2/1/15	2,000	2,048
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,504

South Carolina Public Service Authority
Revenue	5.000%	1/1/14	3,000	3,060
South Carolina Public Service Authority
Revenue	5.000%	1/1/15	3,500	3,729
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	14,999
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	4,980	5,253
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/15	8,870	9,712
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,726
				94,038
Tennessee (2.3%)
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,330
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,284
Memphis TN Electric System Revenue	5.000%	12/1/14	31,205	33,188
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	27,565
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.460%	10/1/15	36,500	36,497
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,266
Metropolitan Government of Nashville TN Airport
Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,592
Shelby County TN GO VRDO	0.050%	8/7/13	15,790	15,790
Shelby County TN GO VRDO	0.060%	8/7/13	13,790	13,790
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/13	9,600	9,637
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,630	2,755
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.180%	8/1/13 (4)	32,500	32,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.190%	8/1/13 (4)	63,800	63,800
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	2,295	2,437
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,398
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	5,000	5,567
Tennessee GO	5.000%	5/1/14	3,300	3,419
				271,815
Texas (12.4%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/14	2,000	2,123
1 Brownsville TX Utility System Revenue TOB
VRDO	0.190%	8/7/13 (4)	6,060	6,060
Central Texas Regional Mobility Authority
Revenue	3.000%	1/1/14	200	201

Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/15	325	333
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	1,000	1,059
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	500	537
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	271
Central Texas Regional Mobility Authority
Revenue PUT	3.000%	1/4/16	2,750	2,778
1 Corpus Christi TX Utility Systems Revenue TOB
VRDO	0.140%	8/7/13 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/13	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,780
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	2,901
Dallas TX GO	5.000%	2/15/14 (ETM)	15	15
Dallas TX GO	5.000%	2/15/14	3,885	3,986
Dallas TX GO	5.000%	2/15/15 (ETM)	15	16
Dallas TX GO	5.000%	2/15/15	6,280	6,726
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,346
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/13	4,000	4,047
Denton TX Independent School District GO PUT	2.125%	8/1/15	7,220	7,405
Denton TX Independent School District GO
VRDO	0.070%	8/7/13	34,550	34,550
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,370
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,300	1,441
Frisco TX GO	4.000%	2/15/15	1,580	1,666
3 Grand Parkway Transportation Corp. Texas
System Toll Revenue PUT	2.000%	2/15/14	190,550	192,044
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,014
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	5,500	5,509
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.260%	6/1/14	2,100	2,101
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.360%	6/1/15	1,700	1,701
2 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	0.460%	6/1/16	2,000	2,002
2 Harris County TX Cultural Education Facilities
Finance Corp. Medical Facilities Revenue
(Baylor College of Medicine) PUT	1.110%	11/15/15	8,000	8,023
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/14	5,915	6,055
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	835	846
Harris County TX GO	6.000%	8/1/14 (14)	23,045	24,378
1 Harris County TX GO TOB VRDO	0.070%	8/7/13 (13)	9,600	9,600

1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.060%	8/1/13 (ETM)	8,000	8,000
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.070%	8/7/13	30,000	30,000
2 Harris County TX Toll Road Revenue	0.690%	8/15/17	3,150	3,151
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,084
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,165
1 Houston TX Airport System Revenue TOB
VRDO	0.210%	8/7/13 (4)(3)	39,500	39,500
Houston TX GO	3.000%	3/1/15	8,835	9,198
Houston TX GO	4.000%	3/1/16	2,900	3,146
Houston TX GO	4.000%	3/1/17	9,000	9,918
Houston TX GO	5.000%	3/1/18	11,835	13,782
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.590%	11/16/17	10,000	10,003
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/13	3,000	3,012
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	2,000	2,099
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	1,300	1,364
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,694
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	9,194
Houston TX Independent School District GO
PUT	2.000%	6/1/14	11,370	11,517
Houston TX Independent School District GO
PUT	2.500%	6/1/15	7,200	7,437
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,600
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,059
2 Houston TX Utility System Revenue PUT	0.610%	6/1/15	46,500	46,404
2 Houston TX Utility System Revenue PUT	0.660%	8/1/16	32,000	32,014
1 Houston TX Utility System Revenue TOB VRDO	0.060%	8/7/13	17,540	17,540
1 Houston TX Utility System Revenue TOB VRDO	0.080%	8/7/13	9,995	9,995
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,601
2 Katy TX Independent School District GO PUT	0.781%	8/15/15	25,000	25,046
Katy TX Independent School District GO PUT	1.600%	8/15/17	2,500	2,500
1 Lone Star College System Texas GO TOB
VRDO	0.070%	8/7/13	2,800	2,800
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15 (ETM)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,140	2,310
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/14	1,890	1,939
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,190
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,568
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,288

Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.850%	10/1/13	5,000	5,000
Montgomery County TX (Pass-Through Toll
Revenue)	5.000%	3/1/14 (12)	1,625	1,670
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	858
North East TX Independent School District GO
PUT	1.000%	8/1/14	45,000	45,211
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,143
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	1,945
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,344
Northside TX Independent School District GO
PUT	0.950%	8/1/13	18,350	18,350
Northside TX Independent School District GO
PUT	1.350%	6/1/14	20,615	20,747
Northside TX Independent School District GO
PUT	1.900%	8/1/14	12,000	12,188
1 Northside TX Independent School District GO
TOB VRDO	0.070%	8/7/13	5,225	5,225
1 Port Arthur TX Independent School District GO
TOB VRDO	0.070%	8/7/13 (12)	9,125	9,125
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/15	1,700	1,815
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/14	1,000	1,049
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/16	2,000	2,219
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,375
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,135	15,195
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/14	13,090	13,359
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/15	10,000	10,296
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/16	3,500	3,604
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.060%	8/7/13	11,985	11,985
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/7/13	5,865	5,865
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project)	5.000%	11/15/14	1,600	1,692
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,246
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,479
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,856
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.090%	8/7/13	3,125	3,125

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) VRDO	0.050%	8/7/13	39,685	39,685
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,729
Texas (Veterans Housing Assistance Program)
GO VRDO	0.050%	8/7/13	16,360	16,360
Texas GO	5.000%	10/1/13	7,500	7,560
Texas GO	5.000%	10/1/14	8,470	8,943
Texas GO	5.000%	10/1/15	10,905	11,969
1 Texas GO TOB VRDO	0.060%	8/1/13	5,400	5,400
Texas GO TOB VRDO	0.060%	8/1/13	11,000	11,000
1 Texas GO TOB VRDO	0.060%	8/1/13	3,100	3,100
1 Texas GO TOB VRDO	0.060%	8/7/13	74,750	74,750
1 Texas GO TOB VRDO	0.060%	8/7/13	12,190	12,190
1 Texas GO TOB VRDO	0.060%	8/7/13	12,140	12,140
1 Texas GO TOB VRDO	0.070%	8/7/13	17,875	17,875
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,376
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	22,050	24,117
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	4,950
4 Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	20,865	21,782
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	11,525	12,280
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	37,478
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	8,000	8,837
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/17	3,205	3,523
Texas TRAN	2.500%	8/30/13	110,000	110,213
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.060%	8/7/13	11,700	11,700
Texas Transportation Commission Revenue	4.500%	4/1/15	1,000	1,068
Texas Transportation Commission Revenue
PUT	1.250%	2/15/15	14,000	14,031
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	8/7/13	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,417
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,502
Texas Water Development Board Revenue	5.000%	7/15/15	5,750	6,258
Texas Water Development Board Revenue	5.000%	7/15/16	4,000	4,493
University of Houston Texas Revenue	5.000%	2/15/15	2,000	2,139
University of North Texas Revenue	5.000%	4/15/15	880	947
University of North Texas Revenue	5.000%	4/15/16	1,000	1,112
University of North Texas Revenue	5.000%	4/15/17	725	825
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,019
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	24,900	24,946
				1,437,718
Utah (0.4%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,170

Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/14	4,335	4,437
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/15	4,115	4,337
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,048
Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,461
Utah GO	4.000%	7/1/14	10,740	11,118
Utah GO	5.000%	7/1/14	4,000	4,177
Utah GO	5.000%	7/1/16	1,500	1,686
				42,434
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,495

Virginia (1.1%)
1 Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) TOB VRDO	0.060%	8/7/13	2,355	2,355
Fairfax County VA Public Improvement GO	5.000%	10/1/16	8,575	9,378
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	4.000%	11/1/16	1,000	1,073
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	14,500	14,743
Norfolk VA BAN	3.000%	1/1/14	5,000	5,027
Norfolk VA Water Revenue	5.000%	11/1/18	725	853
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	1,952
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,955
Upper Occoquan Sewage Authority Regional
Sewerage System Revenue	5.000%	7/1/15 (Prere.)	4,895	5,321
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/15	1,600	1,716
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	11,615	13,608
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,277
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	5,000	5,452
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.060%	8/7/13	7,000	7,000
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,175
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	20,961
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	12,469
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,505	3,545
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	16,000	16,393
				132,253

Washington (2.8%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.070%	8/7/13	8,280	8,280
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,596
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/16 (2)	11,985	12,945
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/14	6,940	7,245
King County WA GO	5.000%	6/1/15	2,500	2,703
King County WA GO	5.000%	1/1/18	2,000	2,316
King County WA GO	5.000%	7/1/18	7,515	8,792
1 King County WA Sewer Revenue TOB VRDO	0.060%	8/7/13	25,280	25,280
Pierce County WA Tacoma School District No.
10 BAN	2.000%	12/1/14	30,815	31,486
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.060%	8/7/13	8,100	8,100
Seattle WA Water System Revenue	5.000%	9/1/15 (14)	2,035	2,043
Seattle WA Water System Revenue	5.000%	9/1/17 (14)	2,290	2,299
1 TES Properties Washington Lease Revenue
TOB VRDO	0.070%	8/7/13	10,120	10,120
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	9,215
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	9,892
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,311
Washington COP	3.000%	7/1/14	1,500	1,538
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,038
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	16,252
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	39,645	46,515
Washington GO	5.000%	1/1/15 (2)	4,500	4,795
Washington GO	5.000%	7/1/15 (2)	1,000	1,086
Washington GO	5.000%	1/1/16	5,000	5,523
Washington GO	5.000%	7/1/16	10,000	11,214
1 Washington GO TOB VRDO	0.070%	8/7/13	5,030	5,030
1 Washington GO TOB VRDO	0.070%	8/7/13	6,145	6,145
1 Washington GO TOB VRDO	0.070%	8/7/13	6,325	6,325
1 Washington Health Care Facilities Authorities
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.060%	8/7/13	22,075	22,075
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.070%	8/7/13	10,000	10,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,453
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,660
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	3.000%	10/1/14	1,000	1,028
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	4.000%	10/1/15	805	858
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,576
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	700	779
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,564

Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.060%	8/7/13	27,670	27,670
				322,747
West Virginia (0.3%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,133
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,645	4,663
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,129
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/13	1,300	1,305
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,372
West Virginia University Revenue	5.000%	10/1/16	725	814
2 West Virginia University Revenue PUT	0.710%	10/1/14	12,500	12,508
				39,924
Wisconsin (1.6%)
Wisconsin GO	5.000%	5/1/14	6,490	6,724
Wisconsin GO	4.000%	5/1/15	5,000	5,309
Wisconsin GO	5.000%	5/1/15	10,000	10,799
Wisconsin GO	4.000%	11/1/15	2,860	3,081
Wisconsin GO	4.000%	11/1/16	6,000	6,604
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,013
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,083
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,000	7,654
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	12,000	13,029
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.090%	8/7/13	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,258
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,604
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	741
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,470
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,380
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	14,500	15,049
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.050%	8/7/13 LOC	10,000	10,000

Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College) VRDO	0.070%	8/7/13 LOC	9,900	9,900
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.090%	8/7/13 LOC	20,000	20,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.090%	8/7/13 LOC	3,540	3,540
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.080%	8/7/13 LOC	7,000	7,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/16	1,345	1,492
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services,
Inc.)	4.000%	8/15/15	1,100	1,168
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,320
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	3,100	3,106
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,926
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	665	735
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,744
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.080%	8/7/13 LOC	21,055	21,055
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,217
Wisconsin Transportation Revenue	4.000%	7/1/14	2,500	2,585
Wisconsin Transportation Revenue	5.000%	7/1/14	5,000	5,218
				188,554
Total Tax-Exempt Municipal Bonds (Cost $11,477,094)				11,544,440
			Shares
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $236,282)	0.070%		236,282,358	236,282

Total Investments (101.2%) (Cost $11,713,376)				11,780,722
Other Assets and Liabilities-Net (-1.2%)				(142,977)
Net Assets (100%)				11,637,745

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $1,835,633,000, representing 15.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2013.
4 Securities with a value of $445,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).
The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Taxable Municipal Bonds	—	11,544,440	—
Temporary Cash Investments	236,282	—	—
Futures Contracts—Assets[1]	21
Total	236,303	11,544,440	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	(9)	(1,138)	5
2-Year U.S. Treasury Note	September 2013	678	149,372	338

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $11,714,885,000.

Net unrealized appreciation of investment securities for tax purposes was $65,837,000 consisting of unrealized gains of $74,357,000 on securities that had risen in value since their purchase and $8,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.6%)
Alabama (1.0%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,128
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,676
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	3,977
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,713
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,196
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	7,518
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,227
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/19	58,350	66,728
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/20	60,660	69,342
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	62,600	71,418
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	13,595	15,461
Auburn University Alabama General Fee
Revenue	4.000%	6/1/15	2,500	2,662
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,123
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,618
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,771
Auburn University Alabama General Fee
Revenue	5.000%	6/1/30	1,000	1,065
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,178
Birmingham AL GO	0.000%	3/1/32	5,000	4,233
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,073
Huntsville AL GO	5.000%	3/1/26	2,540	2,813
Huntsville AL GO	5.000%	5/1/33	5,000	5,259
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,115
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,681
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,141

Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	3,924
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	5,000	4,978
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,673
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.060%	8/1/13 LOC	3,490	3,490
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,398
University of Alabama General Revenue	5.000%	7/1/22	11,050	12,947
				343,526
Alaska (0.2%)
Alaska GO	5.000%	8/1/24	5,000	5,846
Alaska GO	5.000%	8/1/25	4,250	4,903
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,378
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	5,787
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,106
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,076
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	4,077
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	14,535	13,176
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,094
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	13,948
				59,391
Arizona (2.4%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,683
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,736
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,745
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/25	1,770	1,957
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,201
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,295
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,728
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,067
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,055
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,356
Arizona COP	5.000%	9/1/25 (4)	10,000	10,393
Arizona COP	5.000%	9/1/27 (4)	5,000	5,131

Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,865
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,364
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,356
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	6,603
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	10,739
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	7,893
2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	1.910%	2/5/20	12,500	12,755
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	20,037
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,341
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,171
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	14,934
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	26,928
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	37,330
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,999
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	29,113
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,932
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,538
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,353
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,384
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,324
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	13,006
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,394
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	11,496
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,088
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,242
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	8,180	8,540
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	2,000	2,088
Arizona Transportation Board Highway Revenue	5.000%	7/1/15 (Prere.)	9,460	10,288
Arizona Transportation Board Highway Revenue	5.000%	7/1/16 (Prere.)	10,035	11,266
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,937
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	5,000	5,748
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,673
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	6,716
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,601
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,424
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,580	15,440
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	4,161

Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,082
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,684
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,227
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,664
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,619
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,715
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,059
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	3,900
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	2,979
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,119
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	14,135
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,703
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	7,220
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	11,333
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,710
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	6,918
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	5,719
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,897
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,269
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	11,657
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,770
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/14	5,110	5,330
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,575
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,478
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,223
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	9,969
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	13,626
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	7,840	8,177
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	19,000	19,817

Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	5,862
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	5,900
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,451
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.060%	8/7/13 LOC	2,995	2,995
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,917
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,540
Phoenix AZ GO	5.000%	7/1/20	5,150	5,845
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	10,635
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,121
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,962
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	10,878
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	2,952
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,242
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	28
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,181
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,356
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,118
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	4,858
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	20,511
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	2,906
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	282
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	7,686
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,169
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,407
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	14,654
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,059
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,036
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,614
				843,153
Arkansas (0.1%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,313
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,474
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/24	4,330	4,930
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	1,990

University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,241
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,166
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,420
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,817
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,462
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,582
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,714
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,086
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,227
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,099
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,120
				36,641
California (11.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,446
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	2,907
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,431
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	5,690
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	275	276
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	4,500	4,515
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,525	17,189
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	20,195	22,494
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	26,400	29,405
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	8,010
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,557
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	3,822
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,576
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	8,688
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	20,000	23,641
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	23,688
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	30,000	34,773

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	22,870
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	11,546
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	21,918
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/13	3,000	3,048
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	2,000	2,127
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14	3,070	3,266
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	2,695	3,070
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/16	5,000	5,695
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	5,000	5,824
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	28,925	30,193
California Economic Recovery GO	5.000%	7/1/15	41,775	43,611
California Economic Recovery GO	5.000%	7/1/20	20,000	23,422
California Economic Recovery GO	5.250%	7/1/21	50,000	58,762
California GO	5.250%	8/1/13 (Prere.)	19,415	19,415
California GO	5.250%	8/1/13 (Prere.)	585	585
California GO	5.250%	10/1/13 (14)	5,615	5,663
California GO	5.125%	11/1/13 (Prere.)	7,000	7,086
California GO	5.250%	11/1/13 (Prere.)	10,000	10,127
California GO	5.250%	11/1/13 (Prere.)	7,310	7,403
California GO	5.250%	11/1/13 (Prere.)	2,915	2,952
California GO	5.250%	11/1/13 (Prere.)	9,000	9,114
California GO	5.000%	6/1/14 (Prere.)	8,580	8,913
California GO	5.000%	8/1/14	6,355	6,660
California GO	5.000%	3/1/15	6,000	6,431
California GO	6.000%	2/1/16	1,500	1,699
California GO	5.000%	4/1/16	10,000	11,128
California GO	5.000%	9/1/16	8,000	9,019
California GO	5.000%	3/1/17	3,000	3,417
California GO	5.000%	4/1/17	13,050	14,898
California GO	5.000%	4/1/17	9,500	10,845
2 California GO	0.810%	5/1/17	3,500	3,516
California GO	5.000%	10/1/17	20,000	23,117
California GO	5.500%	4/1/18	45,035	53,483
California GO	6.000%	4/1/18	11,480	13,916
California GO	5.000%	9/1/18	33,800	37,724
California GO	5.000%	12/1/18	85	88
California GO	5.500%	4/1/19	5,000	6,001
California GO	5.000%	10/1/19	10,000	11,815
California GO	5.000%	4/1/20	18,000	20,681
California GO	5.000%	8/1/20	18,970	21,485
California GO	5.000%	11/1/20 (14)	5,000	5,708
California GO	5.000%	2/1/21	13,000	13,295

California GO	5.000%	12/1/21	16,365	18,670
California GO	5.000%	3/1/22	6,375	6,922
California GO	5.000%	3/1/22 (2)	9,225	9,808
California GO	5.250%	9/1/22	35,000	41,189
California GO	5.250%	10/1/22	15,000	16,869
California GO	5.000%	3/1/23	36,120	38,343
California GO	5.000%	3/1/23	29,000	31,409
California GO	5.000%	9/1/23	8,000	9,096
California GO	5.000%	3/1/24	30,115	32,537
California GO	5.000%	10/1/24	19,500	21,089
California GO	5.000%	10/1/25	20,000	22,255
California GO	5.500%	8/1/26	23,665	26,592
California GO	5.000%	10/1/26	31,140	34,211
California GO	5.000%	10/1/27	11,250	12,212
California GO	5.250%	10/1/27	26,440	28,919
California GO	5.000%	2/1/28	12,500	13,408
California GO	5.750%	4/1/29	2,395	2,618
California GO	5.000%	10/1/29	27,000	28,161
California GO	5.250%	3/1/30	29,500	31,108
California GO	5.750%	4/1/31	79,190	85,983
California GO	5.000%	6/1/31	3,000	3,031
California GO	5.000%	2/1/32	50,640	52,739
California GO	5.000%	2/1/33	79,605	82,406
California GO	6.500%	4/1/33	54,500	63,781
1 California GO TOB VRDO	0.240%	8/7/13 (4)	11,000	11,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,262
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	7,590	8,145
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	20,027
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	9,549
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	30,940	32,285
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	15,612
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,693
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,395
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,512
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,636
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,177
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,110
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	3,885
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,566
1 California Health Facilities Financing Authority
Revenue (Dignity Health) TOB VRDO	0.120%	8/7/13 LOC	13,000	13,000

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	4,000	3,975
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford) PUT	1.450%	3/15/17	5,000	4,969
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,260
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,657
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,085
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,613
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	28,978
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	16,422
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	4,250	4,256
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	14,183
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,201
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,648
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,926
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	4,951
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	10,969
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.060%	8/1/13 (ETM)	3,500	3,500
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	9,000	9,213
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.560%	4/1/14	25,800	25,860
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	18,000	17,945
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,702
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,239
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,723
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,825

California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	5,257
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,105
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,140
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,814
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,136
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	7,781
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,749
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,296
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,266
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/28	15,830	16,491
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/29	8,585	8,867
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	18,175	19,867
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	7,644
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,403
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,282
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	13,603
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	8,292
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,387
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	11,013
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,026
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,076
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/32	3,650	3,689
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,375
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/14	8,370	8,671
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15	9,980	10,766
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/16	8,750	9,394
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/17	4,985	5,355
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/18	5,700	6,123

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/19	11,820	12,690
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/20	10,000	10,727
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/21	15,230	16,301
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/22	15,235	16,292
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	6/1/22 (14)	15,045	17,728
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/23	8,765	9,357
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/24	9,650	10,285
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/25	7,500	7,987
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/28	8,145	8,759
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	3,108
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/24	7,800	8,596
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,067
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,222
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	10,000	10,666
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,342
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	9,744
California State University Revenue Systemwide	5.000%	11/1/26	14,775	15,738
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,659
California State University Revenue Systemwide	5.250%	11/1/28	7,395	7,915
California State University Revenue Systemwide	5.250%	11/1/29	7,790	8,271
California State University Revenue Systemwide	5.250%	11/1/30	7,960	8,406
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,207
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	40,939
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,176
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.090%	8/7/13	650	650
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	458
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	3,835
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,395
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	740
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,625
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	379
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	7,453
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	15,501
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,151

Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/25	2,000	2,274
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.380%	7/8/15	13,100	13,099
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/25	3,600	3,934
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	2,691
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,119
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,149
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,167
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	1,927
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,088
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,077
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,641
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,210
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,076
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	2,859
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,542
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,227
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	3,599
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	3,547
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	633
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	2,019
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	3,400
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	2,950
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,722
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	950
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,070
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,447
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,215
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.125%	1/15/19 (14)	5,200	5,204
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	15,000	15,183
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	3,275	3,375
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,499
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,900
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,299
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	129
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	2,054
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/14	9,000	9,277
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/15	6,505	6,917

Golden State Tobacco Securitization Corp.
California	5.000%	6/1/16	12,545	13,718
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	84,595	76,470
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	7,681
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,352
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,352
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,050
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	718
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,405
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	55
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	230	252
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	96
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	132
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,081
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,396
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,581
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,338
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,841
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,301
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,554
Long Beach CA Unified School District GO	5.000%	8/1/28	4,495	4,790
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	7,747
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,502
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,434
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,219
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,433
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,485
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,203
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	13,548
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,274
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,446
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,228
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,175
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	7,738
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	13,811
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,303
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,540
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,350
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	25,399
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	34,021
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	26,603
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,276
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,346

Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	5,855
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	10,000	10,716
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,249
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,428
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,649
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,762
Los Angeles CA Unified School District GO TOB
VRDO	0.060%	8/1/13	5,800	5,800
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	6,863
1 Los Angeles CA Wastewater System Revenue
TOB VRDO	0.070%	8/7/13	4,500	4,500
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	11,603
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17	7,880	9,086
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	5,856
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,849
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,699
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,556
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,091
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,436
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,041
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	7,276
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	9,395	11,065
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/24	4,250	4,703
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/25	8,410	9,176
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	6,713
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	5,737
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	13,316
3 Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	1,866
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	14,831
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,150
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,333
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,216
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	7,777
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,602
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	4,780
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,170	9,876
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	9,613
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	10,393
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	9,448
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	5,314
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	3,227
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,162
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	7,534

Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	17,907
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,639
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,497
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,957
Riverside County CA Teeter Notes	2.000%	10/16/13	10,000	10,038
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,514
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	5,581
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	8,578
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	4,432
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	1,560
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	2,344
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	3,728
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	4,041
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	3,830
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,161
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	105	113
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	125	133
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	125	132
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	111
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,202
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	776
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,267
Sacramento CA Transportation Authority Sales
Tax Revenue VRDO	0.080%	8/7/13	21,000	21,000
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,720
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,510
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,082
Sacramento County CA GO	5.000%	2/1/15	9,190	9,646
Sacramento County CA GO	5.000%	2/1/17	4,650	5,050
Sacramento County CA GO	5.250%	2/1/18	6,140	6,758
Sacramento County CA GO	5.250%	2/1/19	4,940	5,425
Sacramento County CA GO	5.500%	2/1/20	4,700	5,215
Saddleback Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	5,460	5,721
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,002
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,196
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,334

San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,408
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	13,791
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	15,658
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	15,399
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,789
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	10,142
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,616
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,305
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,205
San Diego CA Community College District GO	5.000%	8/1/27	8,350	9,084
San Diego CA Community College District GO	5.000%	8/1/28	7,400	7,944
San Diego CA Community College District GO	5.000%	8/1/28	8,820	9,469
San Diego CA Community College District GO	5.000%	8/1/29	4,315	4,599
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,345
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	20,545
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,680
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	11,332
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,134
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	11,833
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	19,907
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	7,110
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,616
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	15,000	17,449
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	5,741
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,297
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,391
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,887
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	14,735	15,623
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	8,325
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,598
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	24,971
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	29,438
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,438
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,200

San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	26,799
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/26	2,250	2,516
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/27	1,410	1,553
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.090%	8/7/13	1,400	1,400
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,031
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,151
San Ramon Valley CA Unified School District
GO	5.000%	8/1/14 (Prere.)	12,800	13,412
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	3,792
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,192
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	15,806
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	6,170
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	4,855
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,678
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	9,674
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	3,447
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,290	5,828
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	3,468
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	5,799
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	5,299
Southern California Public Power Authority
Revenue	5.000%	7/1/17	3,000	3,442
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,429
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	10,814
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	10,696
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,641
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	90	93
1 Sweetwater CA Unified School District GO TOB
VRDO	0.080%	8/7/13 (13)	2,845	2,845
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,463
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	14,976
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,102
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	9,958

Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,108
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,312
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,462
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,306
University of California Revenue	5.000%	5/15/21	10,625	11,528
University of California Revenue	5.500%	5/15/24	14,675	17,332
University of California Revenue	5.000%	5/15/26	12,915	14,187
University of California Revenue	5.000%	5/15/27	5,000	5,410
University of California Revenue	5.000%	5/15/28	25,995	28,457
University of California Revenue	5.000%	5/15/30	2,830	2,990
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	4,045
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	5,022
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	4,683
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	4,620
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	4,242
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,110
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	1,945
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	1,924
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,605
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,583
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	3,868
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,839
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,322
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,432
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,631
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,512
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	4,738
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	6,302
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	901
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,073
				4,031,338
Colorado (1.4%)
Aurora CO COP	5.000%	12/1/19	1,050	1,219
Aurora CO COP	5.000%	12/1/20	2,000	2,282
Aurora CO COP	5.000%	12/1/21	3,505	3,997
Aurora CO COP	5.000%	12/1/22	4,730	5,327
Aurora CO COP	5.000%	12/1/23	4,465	4,990
Aurora CO COP	5.000%	12/1/24	4,215	4,687
Aurora CO COP	5.000%	12/1/25	5,475	6,017
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/24	1,000	1,149
Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,939
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,053

Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,180
Broomfield CO City & County COP	5.000%	12/1/29	7,470	7,819
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,578
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	5,813
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	41,793
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,454
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	55,119
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	14,000	14,626
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,003
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	6,193
Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	4,981
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,728
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	14,532
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	21,727
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.070%	8/7/13	7,595	7,595
Denver CO City & County (Medical Facilities)
GO	5.000%	8/1/14	7,065	7,235
Denver CO City & County Airport Revenue	5.000%	11/15/16 (14)	5,000	5,637
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	9,703
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,860	4,369
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	16,301
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,173
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,425
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,183
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,259
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	15,039
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	21,932
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,588
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	6,952
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	12,300
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	19,621
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	5,000	3,319

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	11,666
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,556
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,000	2,070
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/23	5,665	6,536
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,694
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,600
1 Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project) TOB
VRDO	0.070%	8/7/13	5,105	5,105
University of Colorado Enterprise System
Revenue	5.000%	6/1/15 (Prere.)	6,515	7,059
University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,553
University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	90	97
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,376
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,370
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	3,234
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,262
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,661
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,603
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	2,881
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	1,953
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,049
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,302
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,381
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	10,866
				486,711
Connecticut (1.4%)
Connecticut GO	5.000%	11/1/13	10,000	10,121
Connecticut GO	5.500%	12/15/13	1,705	1,739
Connecticut GO	5.000%	4/15/14	13,690	14,155
Connecticut GO	4.000%	9/15/14	7,705	8,033
Connecticut GO	5.500%	12/15/14	7,700	8,257
Connecticut GO	5.000%	4/15/15	16,155	17,409
Connecticut GO	5.000%	4/15/15	2,325	2,505
Connecticut GO	5.000%	5/1/15	1,865	2,013
2 Connecticut GO	0.560%	5/15/15	5,000	4,995
Connecticut GO	5.000%	11/1/15	5,000	5,500

Connecticut GO	5.000%	12/1/15 (14)	6,700	6,965
Connecticut GO	5.000%	12/15/15	14,345	15,850
Connecticut GO	5.000%	4/15/16	13,725	15,287
2 Connecticut GO	0.710%	5/15/16	8,400	8,401
2 Connecticut GO	0.710%	5/15/16	5,000	5,001
2 Connecticut GO	0.830%	5/15/17	5,000	5,000
Connecticut GO	5.000%	11/1/17	7,750	8,960
2 Connecticut GO	0.980%	5/15/18	14,000	14,105
Connecticut GO	5.000%	6/1/18	15,000	17,486
Connecticut GO	5.000%	12/15/18	11,000	12,379
Connecticut GO	5.000%	6/1/19	22,100	25,982
2 Connecticut GO	1.310%	4/15/20	17,000	17,309
Connecticut GO	5.000%	11/1/20	4,970	5,854
2 Connecticut GO	0.810%	3/1/21	4,305	4,327
Connecticut GO	5.000%	11/1/21	5,000	5,865
Connecticut GO	5.000%	4/15/22	6,005	7,007
Connecticut GO	5.000%	6/1/22	8,010	9,353
Connecticut GO	5.000%	9/15/22	6,830	7,987
Connecticut GO	5.000%	6/1/23	5,000	5,769
Connecticut GO	5.000%	11/1/23	10,000	11,423
Connecticut GO	5.000%	10/15/24	10,805	12,307
Connecticut GO	5.000%	3/1/25	19,440	21,997
Connecticut GO	5.000%	11/1/26	9,250	10,338
Connecticut GO	5.000%	4/15/32	4,000	4,246
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	3,995
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	15,021
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	9,126
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/13	2,970	3,006
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	12,000	12,291
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	7,755
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,200
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	13,645
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,148
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	21,950
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,815
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,172
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	27,815	30,528
Hartford CT GO	5.000%	4/1/28	2,055	2,163
Hartford CT GO	5.000%	4/1/30	2,000	2,074
				498,814
Delaware (0.1%)
Delaware GO	5.000%	7/1/16	3,215	3,615
Delaware GO	5.000%	10/1/16	19,895	22,556

Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	10,674
University of Delaware Revenue	5.000%	11/1/22	1,000	1,133
				37,978
District of Columbia (0.4%)
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,579
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,085
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,503
District of Columbia GO	5.000%	6/1/21 (4)	10,380	11,838
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,549
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	6,153
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,278
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	7,094
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,605
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	26,147
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,025
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,344
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,197
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	7,695	8,022
				134,419
Florida (6.9%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,534
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,511
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,014
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,230
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,475
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,462
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	6,983
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	4,962
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,132
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,337
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,086
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,165
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	2,920
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,123
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,220
Broward County FL GO	5.000%	1/1/20	9,185	10,788
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,754
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	13,901

Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/22	10,650	12,411
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,268
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	35,922
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	20,823
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	75,138
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	11,033
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,653
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	25,948
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/16	50,000	55,167
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	21,714
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	23,779
Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,000
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	8,576
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	4,928
Florida Board of Education Capital Outlay GO	5.000%	6/1/22	7,050	8,274
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	11,717
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,652
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,265
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,684
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,614
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,618
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,187
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,372
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,699
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	15,939
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,643
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,293
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	16,905
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	3,910	4,067
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,005	4,166
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,445
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	5,999
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,554
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,426
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	28,423

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,536
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	3,984
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,679
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,568
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	5,635	6,470
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,395
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,802
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/27	2,600	2,791
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/30	15,000	16,177
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,368
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	9,300
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,708
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,742
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	9,771
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,896
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,134
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,192
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,171
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,452
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	10,613
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	10,513
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	11,929
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,765
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,348
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	11,439
Florida Department of General Services Division
Facilities Management Revenue (Florida
Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,072
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,322
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,027

Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	981
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	14,000	14,595
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	55,453
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	11,729
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,311
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,283
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/18	3,630	4,213
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/19	3,535	4,116
Florida Municipal Power Agency Revenue
(Stanton Project)	5.500%	10/1/13 (4)	3,905	3,922
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,306
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,541
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,131
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,629
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,129
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,557
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,521
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,410
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	2,988
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,554
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,303
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	8,066
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,823
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	903
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	138
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	160
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	286
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	209
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,433
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,850
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,455

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,300
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,462
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,897
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,427
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,088
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	952
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,428
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,088
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	147
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,269
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,086
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	804
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	542
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,419
Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,495
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,719
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,119
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,902
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,109
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,800	13,086

Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	12,500	12,638
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	2,961
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,178
Hillsborough County FL School Board (Master
Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,575
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	12,000	12,864
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	14,868
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	10,000	10,529
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,790
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,474
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,255
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	4,745
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,000	2,323
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	4,210	4,825
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	688
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,806
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	849
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	1,740	1,991
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	7,887
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,198
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	4,805
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,119
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,177
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/17	6,000	6,895
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19 (14)	5,000	5,359
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,359
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	6,484
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	17,495	18,275
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,071
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,048
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,319
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,498

Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	13,553
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,133
Jacksonville FL Special Revenue	5.000%	10/1/21	2,000	2,341
Jacksonville FL Special Revenue	5.000%	10/1/22	1,500	1,745
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	4,967
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,273
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,770
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/18 (4)	3,000	3,499
Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,405
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,216
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	491
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	1,991
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,109
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,369
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,565
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.070%	8/7/13 LOC	1,275	1,275
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,453
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,505
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,494
Manatee County FL Revenue	5.000%	10/1/26	1,410	1,561
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,725
Manatee County FL School District Sales Tax
Revenue	5.000%	10/1/13 (2)	5,140	5,179
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	1,250	1,372
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	2,000	2,152
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	2,000	2,117
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,250	2,351
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,274
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.110%	8/7/13	16,975	16,975
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,611
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,010
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,849
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,489
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	6,834
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	7,334
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,139
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	5,519
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.070%	8/7/13 (4)	5,620	5,620

Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	14,196
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	11,256
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,243
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,582
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,000
Miami-Dade County FL School Board COP	5.000%	5/1/16 (ETM)	9,335	10,396
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,745
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,377
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,887
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,651
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,946
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	28,175
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,766
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	30,576
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	15,525
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,395
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	13,816
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	16,775
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	11,045
1 Miami-Dade County FL School Board COP TOB
PUT	0.610%	8/8/13 LOC	17,365	17,365
1 Miami-Dade County FL School Board COP TOB
PUT	0.610%	8/8/13 LOC	17,365	17,365
1 Miami-Dade County FL School Board COP TOB
PUT	0.700%	8/8/13 LOC	13,120	13,120
1 Miami-Dade County FL School Board COP TOB
PUT	0.700%	9/19/13 LOC	27,245	27,245
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,154
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	2,917
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	11,863
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	2,588
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	9,082
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	2,000
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	10,154
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	12,096
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,032
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	756
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	13,519
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	950
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	11,465

Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,218
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,153
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	8,279
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	6,440
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,690
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,280
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	7,990
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,160
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,034
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,557
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,445
Orange County FL School Board COP	4.500%	8/1/26	8,400	8,580
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,091
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,776
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	21,360
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	17,099
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	18,369
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	13,381
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,174
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,599
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	23,030	23,793
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	14,875	15,272
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/21	5,000	5,966
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,858
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,647
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	9,500	9,580
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	4,765
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,095
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,690
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,395
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,202
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,682
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,876
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,979

Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	16,776
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,534
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,368
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	7,500	8,630
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	2,794
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,489
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,251
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	5,850
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,379
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,226
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,521
Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,563
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,037
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	9,939
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,310
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,357
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,417
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,708
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,555
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,755
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,492
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	4,979
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,416
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,200
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	10,038
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	11,849
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,444
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,392
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,553
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,113
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	20,482
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	14,642
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	14,686	14,915
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,106
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,174
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,070
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,042
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,564
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,030

Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	11,355	12,441
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	13,470	14,758
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,478
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,213
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	9,450	10,354
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	15,100	16,544
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,478
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,675	2,931
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,592
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,739
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,060
				2,425,561
Georgia (2.8%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,561
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,215
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,159
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,269
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,560
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,636
Atlanta GA Airport Revenue	5.000%	1/1/25	1,210	1,326
Atlanta GA Airport Revenue	5.000%	1/1/25	1,900	2,081
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,731
Atlanta GA Airport Revenue	5.000%	1/1/26	1,400	1,515
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,478
Atlanta GA Airport Revenue	5.000%	1/1/27	3,430	3,648
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,823
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,802
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	7,984
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,339
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,301
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,188
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,158
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	7,792
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	18,114
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	6,574
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,512
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,435
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,376
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,336
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/28	4,000	4,242
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/29	3,500	3,675

Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/30	2,500	2,587
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,104
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	7,753
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,000	1,126
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,855
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,158
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,085
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,194
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,422
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,574
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,593
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,673
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/25	1,250	1,376
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,344
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,183
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,827
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	6,878
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	10,466
Georgia GO	5.000%	10/1/13	20,095	20,257
Georgia GO	5.000%	7/1/14	7,800	8,144
Georgia GO	5.000%	7/1/14	16,550	17,280
Georgia GO	5.000%	7/1/14	7,290	7,612
Georgia GO	5.500%	7/1/14	10,750	11,273
Georgia GO	5.000%	10/1/14	18,385	19,413
Georgia GO	5.000%	7/1/15	15,000	16,316
Georgia GO	5.000%	7/1/15	28,875	31,408
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	7,742
Georgia GO	5.000%	10/1/15	16,495	18,115
Georgia GO	5.000%	12/1/15	10,000	11,051
Georgia GO	5.000%	7/1/16	8,625	9,689
Georgia GO	5.000%	7/1/16	2,705	3,039
Georgia GO	5.000%	7/1/16	18,290	20,545
Georgia GO	5.000%	7/1/16	5,300	5,753
Georgia GO	5.000%	7/1/16	30,320	34,059
Georgia GO	5.000%	11/1/17	5,590	6,498
Georgia GO	5.000%	7/1/18	4,800	5,648
Georgia GO	5.000%	7/1/19	16,515	19,694
Georgia GO	5.000%	7/1/19	10,050	11,984
Georgia GO	5.000%	7/1/20	14,920	17,867
Georgia GO	5.000%	9/1/20	10,000	11,996
Georgia GO	5.000%	11/1/20	9,240	11,103
Georgia GO	5.000%	1/1/22	9,415	11,191

Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	9,420	10,263
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	13,783
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	7,910	9,098
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/23	2,505	2,869
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,495
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,438
Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,118
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	28,468
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	17,391
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	22,954
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	29,034
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	18,384
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,886
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	8,634
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,591
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,364
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,763
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,562
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	33
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	26,335
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,230
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	40,260
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	11,455
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/28	70	74
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,445
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,507
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,034
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,109
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,487
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,673
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	17,355
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,152
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,740
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	3,844
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	60,588
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,268

Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/18	5,000	5,738
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,757
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,533
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	18,899
				1,002,316
Hawaii (0.7%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	17,983
Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,390
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,278
Hawaii GO	5.000%	10/1/14 (Prere.)	3,000	3,167
Hawaii GO	5.000%	3/1/16 (Prere.)	4,515	5,010
Hawaii GO	5.000%	6/1/16	4,295	4,806
Hawaii GO	5.000%	11/1/16	8,275	9,381
Hawaii GO	5.000%	7/1/17 (2)	45,035	48,724
Hawaii GO	5.000%	12/1/18	9,250	10,891
Hawaii GO	5.000%	12/1/20	4,480	5,320
Hawaii GO	5.000%	11/1/22	11,155	13,093
Hawaii GO	5.000%	12/1/22	10,000	11,657
Hawaii GO	5.000%	11/1/23	14,755	17,270
Hawaii GO	5.000%	11/1/24	22,305	25,786
Hawaii GO	5.000%	3/1/25 (4)	1,485	1,636
Hawaii GO	5.000%	11/1/25	7,500	8,546
Hawaii GO	5.000%	12/1/31	10,000	10,710
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,410
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,393
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,059
Honolulu HI City & County GO	5.000%	11/1/22	2,500	2,948
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,537
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,081
Honolulu HI City & County GO	5.000%	11/1/23	10,000	11,660
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,143
Honolulu HI City & County GO	5.000%	8/1/28	5,000	5,421
				248,300
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,241
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,102
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	13,746
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,103
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,758
				27,950
Illinois (6.8%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,198
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/25 (3)(14)	4,935	2,855
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	2,435	2,714
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,821
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,822
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,765
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	4,492
Chicago IL Board of Education GO	5.000%	12/1/19	2,600	2,947
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,714

Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	5,995
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,623
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,100	21,710
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,542
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,660
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,926
Chicago IL Board of Education GO	0.000%	12/1/28 (14)	22,500	10,195
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	27,180	10,106
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	4,500	1,673
Chicago IL Board of Education GO	5.000%	12/1/33	20,030	19,677
Chicago IL Board of Education GO	5.000%	12/1/34	9,245	8,996
1 Chicago IL Board of Education GO TOB PUT	0.700%	8/22/13 LOC	75,000	75,000
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,557
Chicago IL GO	5.500%	1/1/17 (4)	18,430	20,640
Chicago IL GO	5.000%	1/1/18	1,525	1,707
Chicago IL GO	5.000%	1/1/18 (4)	17,530	18,336
Chicago IL GO	5.000%	1/1/19	3,825	4,309
Chicago IL GO	5.000%	1/1/21	5,490	5,843
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,814
Chicago IL GO	5.000%	12/1/21	5,730	6,245
Chicago IL GO	0.000%	1/1/22	4,750	3,307
Chicago IL GO	0.000%	1/1/23	4,900	3,211
Chicago IL GO	5.000%	1/1/23	10,585	11,166
Chicago IL GO	5.000%	12/1/23	7,000	7,390
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,072
Chicago IL GO	0.000%	1/1/27	7,000	3,557
Chicago IL GO	5.000%	1/1/27 (14)	8,200	8,251
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,012
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	36,874
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,042
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,551
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	7,818
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,489
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,200	4,713
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	24,934
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	9,922
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,393
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	16,880
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	19,905
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,224
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	7,837
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,170
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,666
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,062
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,033
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,231
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	2,890
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	14,320
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	10,611
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,017
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,321
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,837
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/14	4,200	4,348
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,480

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,795
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,271
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,542
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,414
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,519
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,264
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,477
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,544
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	32,339
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,576
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	31,068
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	11,431
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,417
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,405
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,364
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	19,932
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,857
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,646
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,159
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,131
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,183
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,667
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,033
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,017
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,266
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,122
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,081
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,660
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,382
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,762
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,476
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,363
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,590
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,159
Cook County IL GO	5.000%	11/15/18	8,000	9,210
Cook County IL GO	5.000%	11/15/20	7,500	8,471
Cook County IL GO	5.000%	11/15/21	5,410	5,958
Cook County IL GO	5.250%	11/15/28	35,500	37,373
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,215
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,313
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,331

Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	1,999
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,048
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,539
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,186
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,708
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,162
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,547
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,355
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	10,000	10,155
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,917
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,713
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,234
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,172
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,073
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,511
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	4.375%	7/1/14	7,500	7,758
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,431
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.070%	8/7/13	14,840	14,840
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,091
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	10,641
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.180%	8/7/13 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.180%	8/7/13 (12)	15,000	15,000
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	15,237
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	7,438
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	19,863
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	15,529
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	22,444
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	894

Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,225	6,946
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,472
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	3,844
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,579
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,644
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,711
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,784
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,854
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	1,930
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	12,993
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	8,718
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,959
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	8/1/13	7,005	7,005
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,197
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,063
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	11,733
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	34,070	35,958
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.070%	8/7/13 LOC	12,900	12,900
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	5,236
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	3,163
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	7,831
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,155
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,196
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/18	3,555	4,059
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	13,292
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,617
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	10,948
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/17	1,415	1,633

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,297
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,582
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,884
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,320
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,848
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,732
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,537
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,571
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,594
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,103
Illinois GO	5.500%	8/1/13 (14)	14,005	14,005
Illinois GO	5.250%	10/1/13 (Prere.)	29,600	29,844
Illinois GO	5.250%	10/1/14	10,400	10,485
Illinois GO	5.000%	1/1/15	6,050	6,391
Illinois GO	5.000%	1/1/16	2,010	2,175
Illinois GO	5.000%	1/1/16	7,500	8,117
Illinois GO	5.000%	8/1/16	40,000	43,829
Illinois GO	5.000%	1/1/17	22,985	25,251
Illinois GO	5.000%	3/1/17	1,550	1,708
Illinois GO	5.000%	8/1/17	8,760	9,712
Illinois GO	5.000%	1/1/19	15,475	17,224
Illinois GO	5.000%	1/1/20 (4)	8,635	9,609
Illinois GO	5.000%	8/1/20	23,000	25,330
Illinois GO	5.000%	1/1/21 (4)	21,470	23,242
Illinois GO	5.250%	1/1/21	7,425	8,165
Illinois GO	5.000%	7/1/21	7,000	7,575
Illinois GO	5.000%	8/1/21	25,000	27,044
Illinois GO	5.000%	1/1/22	2,740	2,902
Illinois GO	5.000%	7/1/22	7,000	7,507
Illinois GO	5.000%	8/1/22	12,500	13,400
Illinois GO	5.000%	7/1/23	6,000	6,373
Illinois GO	5.000%	8/1/23	17,000	18,055
Illinois GO	5.500%	7/1/24	19,000	20,672
Illinois GO	5.000%	11/1/24 (2)	5,000	5,220
Illinois GO	5.000%	4/1/26 (2)	12,600	12,684
Illinois GO	5.000%	6/1/26	5,100	5,164
Illinois GO	5.000%	6/1/26	120	120
Illinois GO	5.500%	7/1/26	7,000	7,405
Illinois GO	5.000%	6/1/27 (14)	4,000	4,009
Illinois GO	5.500%	7/1/27	8,000	8,357
Illinois GO	5.000%	3/1/28	5,500	5,574
Illinois GO	5.250%	7/1/31	6,000	6,000
Illinois GO	5.000%	9/1/31	2,500	2,427
Illinois GO	5.500%	7/1/33	3,300	3,343
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,080

Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,159
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,075
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	14,195
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,622
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	13,915
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	11,556
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,593
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,987
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,425
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	11,474
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	17,264
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	25,927
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,329
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	24,811
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,527
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	21,986
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,332
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,335
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,322
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,614
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,669
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	3,876
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,242
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	9,224
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,189
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/13	14,305	14,305
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/13	5,330	5,330
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/13	7,915	7,915
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/16	15,000	16,768
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	12/15/16	2,650	2,916
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/16	5,205	5,899
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/18	7,500	8,499
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	14,350	15,441
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	3,000	3,182
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,393
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,190
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	4,291
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.070%	8/7/13	10,355	10,355
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	12,606

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,698
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	32,883
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,494
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	13,847
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	21,439
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	14,739
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	17,158
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	5,870
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,241
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	12,720
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	25,685	26,748
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,769
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,711
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,718
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	10,992
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,700
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,642
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	27,000	30,014
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	10,911
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,309
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,654
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,092
Springfield IL Water Revenue	5.000%	3/1/31	2,000	2,079
Springfield IL Water Revenue	5.000%	3/1/32	2,000	2,075
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	14,673
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,916
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,746
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,193
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,926
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	8,805

Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,729
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	9,293
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	4,500	4,738
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	1,250	446
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	4,977
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	2,360
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	1,965
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,012
				2,412,270
Indiana (1.3%)
1 Crown Point IN Multi-School Building Corp.
Mortgage Revenue TOB VRDO	0.060%	8/1/13 LOC	12,285	12,285
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,306
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,794
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,893
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/25 (14)	2,875	3,031
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	163
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,187
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,779
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,736
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,617
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,732
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,825
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,940
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,948
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,275
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,741

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,384
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,403
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,655
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,614
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,575
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,543
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,105
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,588
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,346
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,083
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	1,000	1,057
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,042
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,217
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/13	6,400	6,400
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/13	2,700	2,700
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/13	9,700	9,700
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	9,800
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	6,486
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,216
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	5,698
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,436
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	10,514
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,134
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,682

Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	18,991
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	8,993
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,235
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,275
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,936
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,090
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,812
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,322
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,500
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,076
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,493
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,305
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,106
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,074
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,148
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,666
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,601
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,933
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,118
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,472
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,786
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,686
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,798
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,844
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,620
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,137
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,347
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,212
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	10,584
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,881
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,947
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,465
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,770
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	4,719

Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,202
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	13,853
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,277
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,665
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	41,705	42,491
				460,060
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,074
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,081
Des Moines IA Independent Community School
District School Infrastructure Revenue	5.000%	6/1/19	3,400	3,899
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,092
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	5,760
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	30,000	29,631
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,549
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	6,823
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,333
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,444
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,378
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,267
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,246
				94,577
Kansas (0.3%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,928
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	3,776
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,035
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,010
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,007
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,634
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,033

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,238
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,207
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,851
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,264
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,078
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,161
Leavenworth County KS Unified School District
GO	4.500%	9/1/18 (12)	1,030	1,169
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,135
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	684
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,252
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,302
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,408
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,183
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,513
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,105
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,653
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,648
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,648
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,395
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,466
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16 (ETM)	1,000	1,134
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.250%	11/15/19 (Prere.)	5,000	6,049
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/28	6,000	6,299
				98,265
Kentucky (0.8%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,827
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	16,105

Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,911
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,068
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,661
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,263
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,200
Kentucky Property & Building Commission
Revenue	5.250%	10/1/13 (4)	14,965	15,091
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,649
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,338
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	9,859
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	14,880	17,345
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,230
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,859
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,182
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,096
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	45,000	51,405
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,090
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,720
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,559
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,604
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	11,150
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	7,927
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	7,914
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	23,401
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	14,500	14,518

Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	14,964
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,077
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,323
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,101
				276,437
Louisiana (1.3%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	5,799
Ernest N. Morial - New Orleans Exhibition Hall
Authority Special Tax Revenue	5.000%	7/15/27	2,800	2,940
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,119
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,138
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,180
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,125
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,108
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,708
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,654
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,594
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,511
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/15 (Prere.)	6,200	6,719
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.687%	5/1/18	31,500	31,096
Louisiana GO	5.000%	8/1/14 (14)	22,880	23,975
Louisiana GO	5.000%	8/1/15 (14)	2,500	2,726
Louisiana GO	5.000%	5/1/16 (Prere.)	25,210	28,074
Louisiana GO	5.000%	5/1/16 (Prere.)	9,765	10,874
Louisiana GO	5.000%	5/1/16 (Prere.)	26,665	29,695
Louisiana GO	5.000%	11/15/17	10,000	11,586
Louisiana GO	5.000%	11/15/17	17,040	19,742
Louisiana GO	5.000%	11/15/18	18,500	21,765
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,113
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,010
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,160

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,821
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	1,967
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,456
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	16,880
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	5,983
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,196
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,256
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,218
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,620
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,304
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,672
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	15,621
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/23	1,585	1,754
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,322
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	5,885
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,328
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	3,959
Louisiana State University Revenue	5.000%	7/1/28	1,000	1,055
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,321
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,038
Louisiana State University Revenue	5.000%	7/1/32	2,765	2,848
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,007
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,893
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,136
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,683
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,752
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,482
New Orleans LA GO	5.000%	12/1/23	2,250	2,475
New Orleans LA GO	5.000%	12/1/24	2,500	2,697
New Orleans LA GO	5.000%	12/1/25	2,500	2,647
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,002
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,368
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,394
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	17,750	17,658

Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,024
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	12,373
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	4,975
				452,481
Maine (0.0%)
Maine GO	5.000%	6/1/16	3,770	4,222
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,119
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,101
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,099
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,733
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,066
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,816
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,244
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,311
				14,711
Maryland (1.4%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	1,365	1,443
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/14 (Prere.)	2,185	2,311
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,751
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,381
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	1,906
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,698
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,060
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,226
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,033
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,474
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,123
Howard County MD GO	5.000%	8/15/17	3,330	3,852
Howard County MD GO	5.000%	8/15/20	14,125	16,896
Howard County MD GO	5.000%	8/15/21	14,440	17,233
Howard County MD GO	5.000%	8/15/24	4,500	5,199
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,825	1,978
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,141
Maryland GO	5.000%	8/1/13	10,685	10,685
Maryland GO	5.000%	8/1/15	19,620	21,411
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	16,650
Maryland GO	5.000%	8/1/15	3,225	3,519
Maryland GO	5.000%	3/1/16	2,900	3,226
Maryland GO	5.000%	8/1/16	1,100	1,240
Maryland GO	5.000%	8/1/16	1,010	1,138
Maryland GO	5.000%	8/1/16	10,000	11,270
Maryland GO	4.000%	8/15/16	3,025	3,322
Maryland GO	5.000%	3/1/17	3,440	3,932
Maryland GO	5.000%	8/1/17	20,000	23,120
Maryland GO	5.000%	3/15/18	37,780	44,216
Maryland GO	4.500%	8/1/18	55,000	63,504
Maryland GO	5.000%	8/1/18	23,710	27,973
Maryland GO	5.000%	3/15/19	15,935	18,931

Maryland GO	5.000%	8/1/19	2,315	2,767
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	906
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/22	1,650	1,832
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	986
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/24	1,355	1,468
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/25	1,000	1,068
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/26	1,100	1,161
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,761
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,083
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,108
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,008
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	7,080	7,096
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	6,614
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	4,981
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,299
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,371
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,848
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,933
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,626
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,216
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	948

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,192
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,487
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	13,608
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,776
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,467
Maryland Transportation Authority GAN	5.000%	3/1/17	2,070	2,360
Maryland Transportation Authority GAN	5.250%	3/1/17	4,950	5,687
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	9,522
Montgomery County MD GO	5.000%	7/1/15	15,000	16,316
Montgomery County MD GO	5.000%	7/1/16	1,500	1,686
Montgomery County MD GO	5.000%	7/1/17	3,460	3,991
Montgomery County MD GO	5.000%	7/1/17	4,000	4,614
Montgomery County MD GO	5.000%	7/1/21	2,275	2,724
Prince Georges County MD GO	5.000%	8/1/21	13,745	16,466
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,965
Prince Georges County MD GO	5.000%	9/15/22	1,500	1,764
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	14,500	16,688
				509,235
Massachusetts (3.9%)
Boston MA GO	5.000%	4/1/16	3,410	3,803
Boston MA GO	5.000%	8/1/17	5,035	5,821
Boston MA GO	5.000%	2/1/22	4,235	5,038
Boston MA GO	5.000%	2/1/23	4,760	5,596
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	1,100	1,115
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	17,711
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	5,000	5,849
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.290%	8/7/13	40,980	40,980
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,437
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,528
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,104
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,431
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,114
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	6,395
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,747
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,060
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,315
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,612

Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,256
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,241
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,351
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	1,956
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,313
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,403
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,599
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,684
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,144
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,199
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,175
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	7,899
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	15,390
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	2,790
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.070%	8/7/13 LOC	1,535	1,535
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,893
Massachusetts GO	5.000%	11/1/13	8,000	8,096
Massachusetts GO	5.500%	11/1/13 (3)	8,905	9,023
2 Massachusetts GO	0.440%	9/1/14	14,545	14,577
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,195
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,069
Massachusetts GO	5.000%	1/1/15	1,500	1,598
2 Massachusetts GO	0.460%	2/1/15	7,500	7,482
Massachusetts GO	5.000%	8/1/15	11,745	12,802
Massachusetts GO	5.250%	8/1/15	5,000	5,475
Massachusetts GO	5.000%	9/1/15	14,360	15,703
2 Massachusetts GO	0.350%	2/1/16	40,060	40,100
Massachusetts GO	5.250%	8/1/16	5,615	6,350
2 Massachusetts GO	0.580%	9/1/16	2,000	1,996
Massachusetts GO	5.000%	9/1/16	7,710	8,686
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	28,181
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	83,967
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	57,511
Massachusetts GO	5.000%	8/1/17	24,060	27,660
Massachusetts GO	5.500%	11/1/17 (14)	20,100	23,662
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,241
Massachusetts GO	5.500%	11/1/17	10,000	11,772
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,979
Massachusetts GO	5.500%	10/1/18	9,500	11,407
Massachusetts GO	5.500%	10/1/20 (14)	11,065	13,479

Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,327
Massachusetts GO	5.250%	8/1/21	20,870	25,010
3 Massachusetts GO	5.000%	8/1/25	20,000	22,480
Massachusetts GO	5.000%	4/1/27	28,000	30,698
Massachusetts GO	5.000%	4/1/29	26,675	28,748
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	5,630
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	18,046
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,772
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,064
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,804
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,146
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,321
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,592
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,149
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,218
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.070%	8/7/13	8,200	8,200
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,415
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	7,059
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,375
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	8,856
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,680	3,852
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,009
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	41,095	44,851
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,800	7,421
Massachusetts School Building Authority		(Prere.)(Pre
Dedicated Sales Tax Revenue	5.000%	8/15/15 re.)	23,255	25,380
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	10,914
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,015	3,291
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	3,880	4,235
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	4,815	5,255
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	14,540	17,048
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	20,000	23,233

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	40,660	46,615
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,517
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	35,732
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	1,105	1,158
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	6,818
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,069
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	8,866
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,908
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/21 (14)	6,875	7,921
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	34,020
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	12,252
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	16,825
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	10,837
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	13,620
Massachusetts Water Pollution Abatement Trust
Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,170
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	32,560	37,788
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	25,509
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	3,300	4,007
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/23	10,980	12,921
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,543
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	3,738
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,339
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,125
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,375
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.410%	8/7/13 LOC	38,275	38,275
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,232
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,657
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,376

Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,111
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	11,444
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,019
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19 (2)	25,625	27,959
				1,390,781
Michigan (2.6%)
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,047
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,507
Detroit MI GO	5.000%	4/1/14 (12)	9,780	9,592
Detroit MI GO	5.000%	4/1/15 (12)	7,970	7,816
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,340
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,441
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,045
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,382
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	5,647
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	10,867
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	4,969
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	7,526
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	8,405
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	3,869
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	3,828
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	25,798
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	3,840
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,428
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,637
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,187
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,075
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,676
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	18,307
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.250%	1/15/14	10,000	10,229
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	12,327
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,125
Michigan Building Authority Revenue	5.250%	10/15/13 (Prere.)	15,000	15,156
Michigan Building Authority Revenue	5.250%	10/15/13 (Prere.)	22,445	22,679
Michigan Building Authority Revenue	5.250%	10/15/13 (Prere.)	9,000	9,094
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,342
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,433
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,741
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,289
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,416
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	9,927
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	901

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	453
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,252
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	416
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,594
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/17	65,000	74,625
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	58,978
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	39,000	46,047
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	8,500	9,334
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,793
Michigan GO	5.500%	12/1/13	6,125	6,232
Michigan GO	5.000%	5/1/17	33,880	38,543
Michigan GO	5.250%	9/15/25 (4)	10,810	11,763
Michigan GO	5.250%	9/15/26 (4)	12,805	13,915
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	30,200	30,848
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	45,000	44,406
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.375%	10/1/13 (ETM)	2,050	2,059
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,247
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	16,274
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,080
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,669
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,793
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,340
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,250
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,181
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	8,323
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,660
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,568
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,527
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	33,822
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	22,939

Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	27,704
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	16,686
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,454
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,572
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,898
University of Michigan Revenue	5.000%	4/1/17	30,000	34,220
2 University of Michigan Revenue PUT	0.260%	4/1/15	25,000	24,970
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,589
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	5,808
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,050
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	3,927
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	6,540
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,309
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,216
				916,762
Minnesota (1.2%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	2,039
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,505
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,782
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,030
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,439
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,342
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,642
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,312
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.050%	8/1/13 LOC	13,650	13,650
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	16,711

Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	18,063
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	2,950	3,230
Minneapolis-St. Paul Metropolitan Area
Minnesota Metropolitan Council GO	5.000%	9/1/15	4,805	5,260
Minnesota COP	5.000%	6/1/16 (Prere.)	1,945	2,176
Minnesota COP	5.000%	6/1/16 (Prere.)	1,790	2,003
Minnesota COP	5.000%	6/1/16 (Prere.)	2,140	2,394
Minnesota COP	5.000%	6/1/17	7,745	8,551
Minnesota COP	5.000%	6/1/18	7,135	7,904
Minnesota COP	5.000%	6/1/19	8,540	9,461
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,482
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,701
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	5,780
Minnesota GO	5.000%	10/1/13	3,335	3,362
Minnesota GO	5.000%	10/1/13 (ETM)	2,110	2,127
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	10,783
Minnesota GO	5.000%	11/1/13	17,615	17,827
Minnesota GO	5.000%	11/1/13	3,600	3,643
Minnesota GO	5.000%	11/1/13 (ETM)	15,900	16,091
Minnesota GO	5.000%	12/1/13 (ETM)	10,610	10,780
Minnesota GO	5.000%	11/1/14	19,275	20,428
Minnesota GO	4.000%	12/1/14	3,730	3,918
Minnesota GO	5.000%	12/1/14	8,150	8,669
Minnesota GO	5.000%	11/1/15	19,775	21,785
Minnesota GO	5.000%	12/1/15	8,150	9,006
Minnesota GO	5.000%	12/1/16	5,145	5,853
Minnesota GO	5.000%	8/1/17	1,000	1,154
Minnesota GO	5.000%	8/1/18	2,275	2,679
Minnesota GO	5.000%	10/1/24	10,000	11,539
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/16	1,120	1,246
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,896
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,958
Rochester MN Healthcare Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,820
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,095
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,133
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,089
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	23,174
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,349
University of Minnesota Revenue	5.000%	12/1/14	9,840	10,467
University of Minnesota Revenue	5.000%	12/1/15	16,235	17,941
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,352
University of Minnesota Revenue	5.000%	4/1/22	500	574
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,855
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,914
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,228
University of Minnesota Revenue	5.250%	12/1/27	5,000	5,651

University of Minnesota Revenue	5.250%	12/1/28	7,045	7,899
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,190
University of Minnesota Revenue	5.250%	12/1/29	3,500	3,905
				424,837
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/23	1,000	1,140
Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project)	5.000%	3/1/24	1,625	1,814
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	2,792
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	2,792
Mississippi GO	5.500%	12/1/16	3,435	3,957
Mississippi GO	5.000%	12/1/17 (Prere.)	16,890	19,475
Mississippi GO	5.000%	12/1/20	10,000	11,431
Mississippi GO	5.000%	10/1/30	12,035	12,866
Mississippi GO	5.000%	10/1/31	11,735	12,478
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,834
				71,579
Missouri (0.6%)
3 Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	7,836
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,066
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	1,947
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	18,000	21,394
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,020
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,092
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	11,595
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	10,491
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,660
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,424
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/15/13 (Prere.)	11,895	12,011
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/15/27	1,380	1,389
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,253
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,143

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,023
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,125
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,743
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	3,918
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,507
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,765
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	5,833
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,512
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,581
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,119
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	19,681
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,369
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.060%	8/1/13	8,910	8,910
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.070%	8/7/13	11,300	11,300
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,825	2,153
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	13,389
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	16,843
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	7,057
				223,149

Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	7,800	7,178

Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	9,418
Douglas County NE School District No. 1 GO	5.000%	6/15/16	2,000	2,235
Douglas County NE School District No. 1 GO	4.000%	6/15/18	2,530	2,832
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,043
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	878
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,400
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,048
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	4,927
Lincoln NE Electric System Revenue	5.000%	9/1/25	3,000	3,379
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,300
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,206
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,572
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,850	2,914
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,051
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,101
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	8,907
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,673
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,858
				55,742
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,546
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,537
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,241
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	15,422
Clark County NV GO	5.000%	7/1/33	7,915	8,197
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	7,048
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,193
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	15,583
Clark County NV School District GO	5.000%	6/15/14	6,320	6,583

Clark County NV School District GO	5.000%	6/15/20	14,335	15,969
Clark County NV School District GO	5.000%	6/15/21	8,980	9,973
Clark County NV School District GO	5.000%	6/15/22	14,655	16,149
Clark County NV School District GO	5.000%	6/15/23	16,360	17,939
Clark County NV School District GO	5.000%	6/15/24 (4)	5,000	5,552
Clark County NV School District GO	5.000%	6/15/25	12,445	13,663
Clark County NV School District GO	5.000%	6/15/26	29,900	32,729
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,342
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.070%	8/7/13	6,000	6,000
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,170
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,689
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,533
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	17,300
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,320
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,391
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	4,709
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	5,395	5,605
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,078
Nevada GO	5.000%	12/1/14 (4)	8,435	8,964
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,783
				276,208
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,160
New Hampshire GO	5.000%	2/15/19	1,010	1,172
New Hampshire GO	5.000%	8/15/19	1,500	1,753
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,263
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,117
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,223
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	1,500	1,531
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	11,724
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	10,531
				32,474
New Jersey (5.4%)
Essex County NJ BAN	1.500%	9/26/13	21,560	21,604
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	1,000	1,181
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	11,837
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,199
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,311
Jersey City NJ GO	5.000%	3/1/16	1,390	1,526
Jersey City NJ GO	5.000%	3/1/17	1,440	1,613

Jersey City NJ GO	5.000%	3/1/18	1,490	1,694
Jersey City NJ GO	5.000%	3/1/20	1,610	1,834
Jersey City NJ GO	5.000%	3/1/21	1,200	1,361
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,501
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,047
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,619
New Jersey COP	5.000%	6/15/17	4,840	5,462
New Jersey COP	5.000%	6/15/18	12,915	14,763
New Jersey COP	5.250%	6/15/28	4,675	4,920
New Jersey COP	5.250%	6/15/29	1,000	1,046
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	1,100	1,151
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	1,055	1,106
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	14,000	14,891
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	7,822
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (ETM)	8,580	8,615
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	3,735	3,750
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	12,525
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	4,819
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	10,931
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,256
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,538
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	43,302
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	4,000	4,560
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	20,000	22,941
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	32,500	37,659
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	5,085
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	44,598
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,281
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	5,835
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	2,020	2,253
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,513
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	95,448

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	2,000	2,201
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,111
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	17,391
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,242
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	18,657
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	20,884
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,439
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	8,967
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,769
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,098
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,346
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	1,005	1,024
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	40,455	42,548
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.180%	8/7/13 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,220
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,254
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,253
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,331
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	26,658
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,282
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,337
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	7,798
New Jersey Environmental Infrastructure Trust
Revenue	4.000%	9/1/15	11,435	12,267
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,113
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,598

New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	11,578
New Jersey GO	5.250%	7/1/14 (4)	25,000	26,151
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,285
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,689
New Jersey GO	5.000%	8/1/16	5,190	5,821
New Jersey GO	5.000%	8/1/17	9,035	10,366
New Jersey GO	5.250%	7/15/19 (2)	5,000	5,950
New Jersey GO	5.000%	8/15/20	30,000	35,291
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/21	8,140	9,126
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	3,415	3,716
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/25	12,965	13,885
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/26	12,505	13,208
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/28	13,835	14,256
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	2,735	2,805
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/33	5,000	5,008
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,319
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	10,011
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,721
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,916
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,361
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,601
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,076
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,753

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,366
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,218
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,190
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,041
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	5,000	4,900
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,375	3,338
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	20,978
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	6,080	6,579
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	115
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	11,228
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	23
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,132
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,419
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	10,874
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,146
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	5,829
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	7,971
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	7,061
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	12,422
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/15 (Prere.)	17,680	19,258
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	1,946
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,456
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	17,254
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,000	17,448
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	29,494
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,899
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,227
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,461

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,609
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	32,662
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	34,200	40,583
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	12,801
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,448
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	29,552
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	11,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	2,887
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	35,686
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	25,848
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	29,599
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	22,383
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	554
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	74,680	41,338
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	19,000	9,794
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	47,329
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/28	19,620	20,505
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,693
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	10,000	4,495
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	12,500	12,943
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	15,325	6,436
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	14,800	5,796
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	5,000	1,715
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.070%	8/7/13 (4)	15,750	15,750
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.290%	8/7/13 LOC	32,840	32,840
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	16,438
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	22,090
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,959
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	15,705
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	13,200	14,077
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	25,000	26,442
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	37,960	39,227

New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	24,239
Newark NJ GO	5.000%	10/1/19	3,505	4,008
Newark NJ GO	5.000%	10/1/20	2,455	2,805
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,432
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,717
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,067
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	12,149
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,948
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	17,804
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	18,885
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,595	33,778
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	35,522	33,028
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	33,410	28,797
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,338
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,371
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,072
				1,910,410
New Mexico (0.2%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	18,370
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,705
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,769
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,665
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	30,525	31,870
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	18,000	18,793
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	8,241
				87,413
New York (14.8%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,247
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,695
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,765
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,446
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	7,000	7,290

Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,750	3,906
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,000	3,124
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,077
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,616
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,413
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,251
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	6,711
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,633
Freeport NY GO	5.000%	1/15/20	2,070	2,383
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,215
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,480
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/20 (14)	10,000	11,017
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	10,000	10,983
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	33,615	36,919
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,317
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	23,035
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/27	10,000	10,473
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	10,264
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/16	4,630	5,124
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	4,027
Nassau County NY GO	4.000%	10/1/22	8,755	8,989
Nassau County NY GO	4.000%	10/1/23	5,245	5,322
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,853
New York City NY GO	5.000%	8/1/13	2,370	2,370
New York City NY GO	5.250%	8/1/13 (ETM)	2,535	2,535
New York City NY GO	5.250%	8/1/13	14,980	14,980

New York City NY GO	5.750%	8/1/13	10	10
New York City NY GO	5.000%	8/1/14	6,500	6,812
New York City NY GO	5.000%	8/1/14	2,505	2,625
New York City NY GO	5.000%	8/1/14	2,500	2,620
New York City NY GO	5.250%	9/1/14 (ETM)	135	142
New York City NY GO	5.250%	9/1/14	3,425	3,612
New York City NY GO	5.000%	11/1/14 (Prere.)	2,400	2,542
New York City NY GO	5.000%	4/1/15 (4)(ETM)	1,850	1,991
New York City NY GO	5.000%	4/1/15 (4)	2,910	3,135
New York City NY GO	5.000%	6/1/15 (Prere.)	3,960	4,289
New York City NY GO	5.750%	8/1/15 (2)	1,135	1,140
New York City NY GO	5.000%	8/1/16	5,000	5,597
New York City NY GO	5.000%	8/1/17	7,610	8,704
New York City NY GO	5.000%	3/1/18	1,990	2,301
New York City NY GO	5.000%	6/1/19	8,675	10,129
New York City NY GO	5.000%	8/1/19	5,000	5,855
New York City NY GO	5.000%	8/1/19	3,100	3,630
New York City NY GO	5.000%	8/1/19	12,130	13,718
New York City NY GO	5.000%	8/1/19	4,500	5,270
New York City NY GO	5.000%	8/1/20	32,355	37,152
New York City NY GO	5.000%	8/1/20	9,010	10,163
New York City NY GO	5.000%	8/1/20	10,000	11,280
New York City NY GO	5.250%	9/1/20	4,565	5,283
New York City NY GO	5.000%	10/1/20	1,445	1,635
New York City NY GO	5.000%	2/1/21	12,300	13,702
New York City NY GO	5.250%	3/1/21	4,255	4,896
New York City NY GO	5.000%	8/1/21	59,135	67,413
New York City NY GO	5.000%	8/1/21	14,000	15,359
New York City NY GO	5.000%	8/1/21	23,065	25,682
New York City NY GO	5.000%	8/1/21	15,750	18,314
New York City NY GO	5.000%	8/1/21	9,600	10,809
New York City NY GO	5.250%	9/1/21	20,000	22,968
New York City NY GO	5.000%	10/1/21	7,545	8,812
New York City NY GO	5.000%	1/1/22	15,000	16,636
New York City NY GO	5.000%	8/1/22	32,000	36,206
New York City NY GO	5.000%	8/1/22	6,020	6,895
New York City NY GO	5.000%	8/1/22	7,415	8,624
New York City NY GO	5.000%	8/1/22	13,490	15,690
New York City NY GO	5.000%	8/1/22	6,400	7,444
New York City NY GO	5.000%	8/1/22	7,050	7,895
New York City NY GO	5.000%	8/1/22	18,475	21,162
New York City NY GO	5.250%	8/15/22	25,250	28,911
New York City NY GO	5.000%	10/1/22	9,070	10,555
New York City NY GO	5.000%	8/1/23	2,000	2,243
New York City NY GO	5.000%	8/1/23	3,690	4,251
New York City NY GO	5.000%	8/1/23	7,740	8,917
New York City NY GO	5.000%	8/1/23	11,000	12,596
New York City NY GO	5.000%	8/1/23	3,905	4,525
New York City NY GO	5.000%	8/1/23	6,250	7,243
New York City NY GO	5.250%	8/15/23	21,820	24,856
New York City NY GO	5.000%	10/1/23	4,430	5,078
New York City NY GO	5.000%	11/1/23	5,600	5,916
New York City NY GO	5.000%	4/1/24	17,335	19,554
New York City NY GO	5.000%	8/1/24	4,000	4,516
New York City NY GO	5.000%	8/1/24	8,085	9,040
New York City NY GO	5.000%	8/1/24	5,310	5,928
New York City NY GO	5.250%	8/15/24	25,945	29,458

New York City NY GO	5.000%	10/1/24	5,000	5,585
New York City NY GO	5.000%	10/1/24	4,500	5,082
New York City NY GO	5.000%	6/1/25	1,185	1,271
New York City NY GO	5.000%	8/1/25	3,300	3,652
New York City NY GO	5.000%	8/1/25	5,000	5,561
New York City NY GO	5.000%	10/1/25	10,985	12,226
New York City NY GO	5.000%	4/1/26	3,590	3,972
New York City NY GO	5.000%	8/1/26	1,455	1,604
New York City NY GO	5.000%	8/1/26	5,000	5,470
3 New York City NY GO	5.000%	8/1/26	9,735	10,733
New York City NY GO	5.000%	10/1/26	23,890	26,168
3 New York City NY GO	5.000%	8/1/27	6,585	7,191
New York City NY GO	5.000%	10/1/27	15,000	16,285
New York City NY GO	5.000%	8/1/28	17,000	18,190
New York City NY GO	5.000%	5/15/29	7,900	8,454
New York City NY GO	5.000%	8/1/29	17,500	18,577
3 New York City NY GO	5.000%	8/1/29	9,715	10,435
New York City NY GO	5.000%	8/1/30	23,000	24,239
3 New York City NY GO	5.000%	8/1/30	10,655	11,345
New York City NY GO	5.000%	10/1/30	18,425	19,434
New York City NY GO	5.450%	4/1/31	6,560	7,328
New York City NY GO	5.000%	5/15/31	5,000	5,316
New York City NY GO	5.000%	10/1/31	34,050	35,627
New York City NY GO	5.000%	8/1/32	8,280	8,665
New York City NY GO	5.000%	8/1/32	1,475	1,532
New York City NY GO	5.000%	3/1/33	15,215	15,825
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,694
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	19,510
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	38,579
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	28,527
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	44,422
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,751
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	3,823
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	10,509
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	25,902
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,404
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	31,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	15,776
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	5,832
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	52,460
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/1/13	2,015	2,015

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	9,947
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/14	3,525	3,602
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	3,010
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,234
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	5,807
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,234
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,495
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	5,017
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,885
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,057
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	14,811
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,298
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,777
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,163
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,074
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,739
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,718
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	9,971
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	18,866
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,291
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,425
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/15	6,000	6,543
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,807
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15 (ETM)LOC	80	88
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	920	1,013
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	2,180	2,455
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	51,030	57,465

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	3,245	3,654
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	9,050	10,382
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	13,884
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	10,372
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	5,269
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,517
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,859
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	11,000	12,891
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	17,578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	11,625
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,996
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	5	6
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	2,480	2,940
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/21	7,740	9,075
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	70	78
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	34,525
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	18,847
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	12,914
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	320	357
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,729
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	8,000	9,015
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	17,522
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	4,745
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	10,000	11,231
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,558
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,558
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,113

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,296
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	11,851
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	2,904
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	9,501
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,439
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,565
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,364
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	27,548
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	10,000	10,735
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	12,980
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	8,424
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	20,145
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	25,879
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	13,438
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	3,270	3,456
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	17,353
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	18,475
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18	7,600	8,779
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	10,000	9,930
New York GO	4.500%	2/1/17	14,125	15,870
New York GO	4.500%	2/1/18	24,735	28,210
New York GO	4.500%	2/1/19	10,670	12,258
New York GO	5.000%	2/1/30	3,000	3,204
New York GO	5.000%	2/15/30	20,000	21,425
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,200	6,347
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,357
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,425	3,961
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	2,685	3,039
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	18,983
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	11,029
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	7,344

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,629
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	9,669
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,111
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,197
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,807
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,250	2,491
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	10,008
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	10,825
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,456
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,624
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	33,814
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	16,058
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,486
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	5,771
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,078
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,598
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	1,810
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	16,000	17,042
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,117
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	24,179
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	15,831
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	9,547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	14,263
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	21,830
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	12,574
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	13,253
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	10,677

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	25,691
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,098
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	5,707
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	8,806
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	5,655
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	13,111
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	13,421
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	19,968
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	24,623
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.810%	11/1/17	18,000	18,119
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.010%	11/1/19	8,000	8,041
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/22	4,000	4,595
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/23	10,000	11,413
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	6,726
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	11,376
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	7,879
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	11,864
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	12,397
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	12,273
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,149
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	11,280
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	18,944
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,862
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	6,910	7,363
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	34,331
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,670
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,571
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	10,255	11,665

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,694
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	4.750%	11/15/28 (14)	6,250	6,386
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,111
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	31,922
2 New York Metropolitan Transportation Authority
Revenue PUT	0.831%	11/1/16	12,500	12,509
2 New York Metropolitan Transportation Authority
Revenue PUT	0.971%	11/1/17	9,000	9,001
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,550
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,272
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,224
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,150
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,233
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,452
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,528
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,437
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	5,771
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,062
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	6,695
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	23,237
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,130
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,715
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,266
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	19,963
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,646
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,068
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	7,949
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,063

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,200	3,552
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,472
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	5,821
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	12
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	15,547
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/23 (14)	6,415	6,796
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/24 (14)	6,740	7,130
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,014
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,853
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,688
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,678
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,298
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,522
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,318
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	4,006
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,073
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	3,995
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/23	2,455	2,816
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,103
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,475	2,501
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/13	2,135	2,173
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,459

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,745	5,100
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	42,838
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	24
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	37,825
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	13,951
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	39,518
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,445
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	4,000	4,627
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	255	271
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,615
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	30,000	34,431
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	18,716
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	23,375	25,982
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	19,405
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,845
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	11,126
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	8,500	9,484
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	33,317
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	26,899
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,124
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,767
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,194
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	21,734
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	6,810	7,195
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	26,712
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,057
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	34,018
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	7,888

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,123
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	10,641
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	4,024
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,895
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,567
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,531
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,442
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	858
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	18,234
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	569
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	7,787
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	21,482
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,124
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,395
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,662
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,106
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	6,958
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,092
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,091
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,284
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	4,829
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	808
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	428
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	535
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	212
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	450
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	525
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,420

New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,857
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	20,282
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,448
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	1,905	2,005
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	10,623
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	4,000	4,272
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,177
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,051
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,684
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,396
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	18,406
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/17	2,850	3,300
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	8/15/18	3,505	4,122
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	16,394
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,564
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	12,469
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	19,261
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	28,187
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	3,921
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,458
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,825	4,290
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,333
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	3,942

New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	6,757
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	3,680
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	6,697
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	5,743
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	1,976
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.100%	8/7/13 LOC	6,240	6,240
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,565
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,391
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,835
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	75	81
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,125
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,020
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,239
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	21,128
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	15,703
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	22,494
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,287
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	12,442
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,634
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	8,974
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,471
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	15,375
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,558
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,543
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,409
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,035
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	11,502
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	12,986
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/21	28,535	33,397
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	20,945	23,992
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	9,431
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	4,904

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,505
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	23,414
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	14,490
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	28,805
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	28,624
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	7,853
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,454
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	25,659
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,125	3,329
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	20,757
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,426
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	24,592
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	13,596
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	41,843
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,567
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,808
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,296
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,989
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,470
New York State Urban Development Corp.
Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	2,725	2,782
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	23,622
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	30,760	36,414
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	42,727
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	12,101
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	21,654
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,334
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,162
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	20,280

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,553
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	15,850
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	29,766
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	10,557
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	29,417
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	53,223
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	9,177
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	27,848
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,197
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,039
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,457
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	12,880
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,717
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	16,574
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	274
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	310
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	389
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/23	14,930	17,300
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/25	16,205	18,295
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	20,274
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,781
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,168
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,130	3,331
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,324
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,319
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/16	2,000	2,271
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	4,550	5,334
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	27,190

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	16,605
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	16,185
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	7,866
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	21,127
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	21,872
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,021
Westchester County NY GO	5.000%	10/15/18	6,480	7,677
Westchester County NY GO	5.000%	7/1/21	12,315	14,744
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	1,973
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,092
				5,235,384
North Carolina (1.7%)
Charlotte NC COP	5.000%	6/1/16	2,000	2,228
Charlotte NC GO	5.000%	7/1/16	5,000	5,620
Charlotte NC GO	5.000%	7/1/17	4,300	4,960
Charlotte NC GO	5.000%	7/1/22	3,280	3,914
Charlotte NC GO	5.000%	7/1/23	3,355	3,943
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/32	3,710	3,962
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,412
Guilford County NC GO	5.000%	3/1/22	3,220	3,833
Mecklenburg County NC COP	5.000%	2/1/22	3,390	3,735
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,311
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,073
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,619
Mecklenburg County NC GO	5.000%	2/1/17	3,635	4,145
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,143
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,288
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,336
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,513
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	10,262
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.320%	8/7/13 (4)	10,485	10,485
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/1/13	9,200	9,200
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	10,000	9,730
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,135
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	12,697
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	18,201
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	18,112
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	15,821

North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	33,071
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	30,383
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/14	15,000	15,326
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	3.000%	1/1/16	1,815	1,908
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	4,000	4,398
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	1,500	1,649
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	5,000	5,498
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	20,430	22,859
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	22,510	23,945
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,261
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,955
North Carolina GO	5.000%	6/1/16	15,050	16,873
North Carolina GO	5.000%	9/1/16	1,165	1,317
North Carolina GO	5.000%	3/1/17 (Prere.)	700	798
North Carolina GO	5.000%	3/1/17	1,925	2,200
North Carolina GO	5.000%	5/1/17	16,870	19,373
North Carolina GO	5.000%	3/1/18	9,300	10,546
North Carolina GO	5.000%	6/1/18	42,230	49,650
North Carolina GO	4.000%	5/1/23	39,470	43,640
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	10,873
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,223
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,655
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,101
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/18	3,075	3,110
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,497
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	12,860
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,473
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,564
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,575
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,486

North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,002
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,109
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	5,000	5,658
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	5,771
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,498
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	9,801
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,221
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	4,693
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,038
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	1,897
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,742
Wake County NC GO	5.000%	2/1/18	4,750	5,544
Wake County NC GO	5.000%	3/1/21	3,125	3,731
Wake County NC GO	5.000%	6/1/28	3,000	3,263
Winston-Salem NC Revenue	4.000%	3/1/15	2,400	2,535
Winston-Salem NC Revenue	5.000%	3/1/17	5,000	5,695
				601,943
Ohio (3.4%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.090%	8/7/13 LOC	12,600	12,600
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	7,531
Akron OH GO	5.000%	12/1/18 (2)	5,300	5,808
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,337
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,550
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	31,686
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,651
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,438
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	9,349
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	13,657
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,348
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	14,971

American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,648
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,395
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,605
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,366
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	18,300
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	44,845	37,269
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	39,390	31,316
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,291
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,444
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,703
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,675
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,634
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	14,958
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	9,340
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,084
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	8,288
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,802
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,073
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	4,950
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,175
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,323
Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,072
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,844
Cleveland OH Water Revenue	5.000%	1/1/22	3,000	3,467
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,743
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,771
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,451
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/28	5,395	5,676
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	7,775	8,114
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,427
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	8,937
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	9,270
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.050%	8/7/13	6,500	6,500
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,105
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,397
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	6,760
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,235
Columbus OH GO	5.000%	7/1/16	2,500	2,808
Columbus OH GO	5.000%	2/15/22	3,000	3,544
Columbus OH GO	5.000%	7/1/23	6,400	7,594

Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/21	1,000	1,156
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,325	1,476
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	8/7/13 LOC	2,400	2,400
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,093
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,262
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,513
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,435
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	3,867
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,758
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,662
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,325
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	10,791
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.070%	8/7/13	4,445	4,445
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	8,909
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	25,026
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,208
Huber Heights OH City School District GO	4.750%	12/1/24	890	966
Huber Heights OH City School District GO	4.875%	12/1/27	150	160
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,063
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,052
Kent State University OH Revenue	5.000%	5/1/29	1,000	1,047
Kent State University OH Revenue	5.000%	5/1/30	1,750	1,822
Kent State University OH Revenue	5.000%	5/1/31	4,000	4,146
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,842
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	6,842
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,422
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,422
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,313
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,313
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.060%	8/7/13	1,900	1,900
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	12,557
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,561
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,096

Ohio (Mental Health Facilities Improvement
Fund Projects) Revenue	5.000%	2/1/22	400	456
Ohio (Mental Health Facilities Improvement
Fund Projects) Revenue	5.000%	2/1/23	2,075	2,370
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	5,500	5,596
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,049
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,812
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/21	10,000	11,364
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,099
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	6,352
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/17	2,295	2,629
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,548
Ohio Common Schools GO	5.000%	9/15/19	9,655	11,413
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	2,000	2,056
Ohio GO	5.000%	8/1/13	7,160	7,160
Ohio GO	5.000%	8/1/13	2,525	2,525
Ohio GO	5.000%	8/1/13	5,750	5,750
Ohio GO	5.250%	8/1/13 (4)	12,435	12,435
Ohio GO	5.500%	8/1/13	2,945	2,945
Ohio GO	5.000%	9/15/13	9,500	9,556
Ohio GO	5.000%	8/1/14	8,265	8,659
Ohio GO	5.000%	8/1/14	6,670	6,988
Ohio GO	5.000%	8/1/14	6,500	6,810
Ohio GO	5.000%	9/15/14	2,155	2,270
Ohio GO	5.000%	9/15/14	5,000	5,266
Ohio GO	5.500%	11/1/14	7,000	7,462
Ohio GO	5.000%	8/1/16	3,000	3,372
Ohio GO	5.000%	9/1/16	2,870	3,235
Ohio GO	5.000%	9/15/16	5,130	5,789
Ohio GO	5.000%	9/15/16	5,415	6,107
Ohio GO	5.000%	9/1/17	3,830	4,414
Ohio GO	5.000%	9/1/18	3,905	4,575
Ohio GO	5.000%	9/15/18	12,755	14,053
Ohio GO	5.000%	11/1/18	7,710	8,527
Ohio GO	5.000%	9/15/19	13,000	14,316
Ohio GO	5.000%	9/15/19	9,025	10,680
Ohio GO	5.000%	4/1/21	4,440	5,117
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,130
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	4,675
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.070%	8/7/13	4,025	4,025
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,199
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	1,978

Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	28,205
Ohio Higher Educational Facility Commission
Revenue (Ohio Northern University Project)
VRDO	0.090%	8/7/13 LOC	10,000	10,000
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,278
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	9,912
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,437
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.070%	8/7/13	1,900	1,900
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	2,585	2,716
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	2,905	2,957
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	10,135	10,317
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,582
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,582
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	9,940
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,625
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,694
Ohio State University General Receipts
Revenue	5.000%	12/1/13 (ETM)	315	320
Ohio State University General Receipts
Revenue	5.000%	12/1/13	2,820	2,865
Ohio State University General Receipts
Revenue	5.250%	6/1/14 (ETM)	255	266
Ohio State University General Receipts
Revenue	5.250%	6/1/14	2,610	2,720
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	296
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	257
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	4,084
Ohio State University General Receipts
Revenue	5.000%	6/1/24	2,360	2,681
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,484
Ohio State University General Receipts
Revenue	5.000%	6/1/28	2,000	2,158
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,964
3 Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/27	2,000	2,128
3 Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,107
3 Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,194
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,483
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,950
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,111

Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,700
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.290%	8/7/13	5,930	5,930
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) PUT	2.200%	6/1/16	10,000	9,771
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.050%	8/7/13 LOC	1,000	1,000
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,638
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	442
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	6,645
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,942
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,794
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,840
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,196
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,430
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,656
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,886
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,470
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	3,940
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	17,300
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/19 (4)	1,000	1,155
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/22 (4)	2,700	2,988
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	8,762
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,598
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,671
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,112
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,091
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,583
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,392
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,168
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,839

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	6,720
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,046
				1,198,810
Oklahoma (0.3%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25 (2)	18,070	19,389
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26 (2)	12,000	12,852
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,368
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,773
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,629
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,410
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	12,804
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,400	3,510
Oklahoma Development Finance Authority
Revenue (Waste Management Inc. Project)
PUT	2.250%	6/2/14	4,000	4,017
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,167
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	7,908
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,262
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,060
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,408
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,150
University of Oklahoma Revenue	5.000%	7/1/32	670	716
				90,423
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,355
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,153
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,442
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	1,905
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,395
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	3,759
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	1,750	1,950
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,382
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/28	3,000	3,294
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/28	5,120	5,721

Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,425
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	11,830
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	6,819
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	5,942
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	5,894
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	6,085	6,991
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,522
Oregon GO	5.000%	5/1/14	1,400	1,450
Oregon GO	5.000%	5/1/15	1,500	1,619
Oregon GO	5.000%	5/1/15	2,475	2,672
Oregon GO	5.000%	5/1/15	4,000	4,318
Oregon GO	5.000%	11/1/15	5,860	6,447
Oregon GO	5.000%	5/1/16	1,750	1,953
Oregon GO	5.000%	5/1/18	1,125	1,315
Oregon GO	5.000%	5/1/18	1,500	1,753
Oregon GO	5.000%	11/1/18	3,750	4,425
Oregon GO	5.000%	5/1/19	2,770	3,279
Oregon GO	5.000%	11/1/19	7,005	8,353
Oregon GO	5.000%	5/1/26	1,570	1,743
Oregon GO	5.000%	5/1/26	1,490	1,654
Oregon GO	5.000%	5/1/27	2,415	2,655
Oregon GO	5.000%	5/1/27	2,460	2,704
Oregon GO	5.000%	5/1/28	5,165	5,624
Oregon GO	5.000%	5/1/28	2,755	3,000
Oregon GO	5.000%	5/1/29	2,890	3,127
Oregon GO	5.000%	5/1/30	5,685	6,115
Oregon GO	5.000%	5/1/31	3,370	3,606
Oregon GO	5.000%	5/1/31	1,760	1,884
Oregon GO	5.000%	5/1/31	2,915	3,151
Oregon GO	5.000%	11/1/31	1,795	1,946
Oregon GO	5.000%	5/1/32	2,060	2,225
Oregon GO	5.000%	11/1/32	1,440	1,560
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,844
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	2,889
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,029
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,267
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,168
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,312
Oregon Health & Science University Revenue	5.000%	7/1/21	2,090	2,411
Oregon Health & Science University Revenue	5.000%	7/1/22	2,000	2,293
Oregon Health & Science University Revenue	5.000%	7/1/23	1,000	1,128
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	12,694
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/27	3,000	3,208

1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.060%	8/7/13 LOC	5,415	5,415
				215,015
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,338
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,383
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	2,907
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.904%	2/1/21	11,610	11,587
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	18,420
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,303
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,708
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	2,938
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/32	3,685	3,584
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	4,500	4,508
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	4,348
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	15,515
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/16	1,410	1,456
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/17	1,010	1,058
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/18	1,100	1,155
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.060%	8/7/13 LOC	6,585	6,585
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	13,138
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,507
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	14,954
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	959
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	10,111
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/26	1,250	1,349
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,715	7,858

Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,612
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	3,070
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,856
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,703
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	15,919
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	3,995
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,155
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,315
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	12,432
Delaware County PA GO	5.000%	10/1/16	3,240	3,657
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	8/7/13	5,400	5,400
1 Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital Project)
TOB VRDO	0.070%	8/7/13	6,765	6,765
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,791
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	7,132
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/23	3,500	3,856
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/24	2,000	2,167
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,038
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	7,474
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,253
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	8,645
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,086

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,079
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,071
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,593
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,179
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	1,315	1,447
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	17,966
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	23,290
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	7,000	8,131
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	15,000	16,553
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,030
Pennsylvania GO	5.000%	5/1/15	16,000	17,278
Pennsylvania GO	5.000%	8/1/15	5,120	5,582
Pennsylvania GO	5.000%	11/15/17	10,000	11,599
Pennsylvania GO	5.000%	7/1/18	4,250	4,972
Pennsylvania GO	5.000%	11/15/18	14,705	17,325
Pennsylvania GO	5.000%	5/1/19	15,000	17,695
Pennsylvania GO	5.000%	7/1/19	24,925	29,475
Pennsylvania GO	5.000%	6/1/21	20,000	23,582
Pennsylvania GO	5.000%	7/1/21	42,365	49,980
Pennsylvania GO	5.375%	7/1/21	4,950	5,972
Pennsylvania GO	5.000%	6/1/22	19,450	22,828
Pennsylvania GO	5.000%	11/15/23	4,705	5,402
Pennsylvania GO	5.000%	4/1/25	7,500	8,546
Pennsylvania GO	5.000%	11/15/26	8,000	8,865
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,962
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,073
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,781
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.060%	8/7/13 LOC	2,295	2,295
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,549
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,379

Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,137
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,530
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,749
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,748
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/29	2,000	2,003
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.070%	8/7/13 LOC	4,700	4,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24	1,250	1,390
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,265
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,235
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,197
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,265
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,113
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,634
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,397
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	741
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,731
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	517
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,025
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,594
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/13	5,000	5,009
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	507
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,185
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,204
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,699

Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/18	3,000	3,470
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	2,950
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	13,897
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	20,180
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,456
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,255
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	6,958
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	11,699
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	11,922
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	10,243
1 Pennsylvania State University Revenue TOB
VRDO	0.110%	8/7/13 LOC	5,200	5,200
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/22	1,470	1,672
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	1,980
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,015
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,380
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,316
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,707
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.080%	8/7/13	11,000	11,000
2 Pennsylvania Turnpike Commission Revenue	1.330%	12/1/20	22,500	22,617
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,042
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	15,738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,656
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,346
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	3,813
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,720
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	1,860
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,356
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	2,731
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,278
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	51,500
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,603
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	10,695
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	3,328

1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.180%	8/7/13 (12)	3,245	3,245
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,313
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,119
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,198
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	24,892
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	14,674
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	24,942
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,645
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,049
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,827
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	8,054
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	20,129
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,631
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,349
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Lease Revenue VRDO	0.300%	8/7/13 (4)	70,450	70,450
Plum Boro PA School District GO	5.000%	9/15/22 (15)	1,000	1,138
Plum Boro PA School District GO	5.000%	9/15/23 (15)	1,000	1,127
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.070%	8/7/13 LOC	10,470	10,470
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	33,025
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,485
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,275
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	16,070
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/27	4,905	5,027
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,585
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,000
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	10,719
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	13,986
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,632
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	12,223
1 University of Pittsburgh PA Revenue TOB
VRDO	0.070%	8/7/13	6,660	6,660

Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,393
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,517
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,733
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	15,225
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,144
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,289
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,483
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,542
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,573
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,401
				1,324,866
Puerto Rico (0.8%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,550
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/16 (10)	950	999
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,970	6,299
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/17 (10)	2,790	2,948
Puerto Rico Electric Power Authority Revenue	5.375%	7/1/18 (10)	1,250	1,317
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	35,732
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,322
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	23,717
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,066
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	17,020
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/28	4,000	3,412
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/29	38,000	32,030
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,126
Puerto Rico GO	5.500%	7/1/19	2,500	2,518
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/15 (14)	5,590	5,930
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/16 (3)	8,885	8,910
1 Puerto Rico Highway & Transportation Authority
Revenue TOB VRDO	0.080%	8/7/13 (4)	10,540	10,540
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	14,218
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	6,613
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,064
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	9,700	8,499
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	835	860
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	312
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	29,745	29,956
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	29,165	29,763

Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	17,580	4,939
				285,660
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,391
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	10,733
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	3,913
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	23,009
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	28,257
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,033
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	2,959
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,294
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,551
				84,140
South Carolina (1.3%)
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	8,698
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	12,610	13,979
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	33,070	36,661
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	2,730	3,027
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,492
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	10,788
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/30	8,000	8,374
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	8,832
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	9,626
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,465
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,771
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	3,000
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	38,951
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	30,309
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.070%	8/7/13	3,445	3,445

1 Greenville County SC School District Installment
Revenue TOB VRDO	0.140%	8/7/13	7,440	7,440
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,578
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,592
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,002
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,159
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	21,917
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,518
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	7,183
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	6,759
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	6,036
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,558
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,874
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,734
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,674
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	8,977
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	2,923
South Carolina GO	5.000%	3/1/16	6,165	6,858
South Carolina GO	5.000%	4/1/16	3,560	3,971
South Carolina GO	5.000%	4/1/18	1,310	1,534
South Carolina GO	5.000%	4/1/18	2,635	3,086
South Carolina GO	5.000%	4/1/18	1,610	1,885
South Carolina GO	5.000%	4/1/18	2,445	2,863
South Carolina GO	5.000%	4/1/18	7,325	8,577
South Carolina GO	5.000%	4/1/18	2,400	2,810
South Carolina GO	5.000%	4/1/19	1,320	1,569
South Carolina GO	5.000%	4/1/19	1,715	2,038
South Carolina GO	5.000%	4/1/19	7,825	9,298
South Carolina GO	5.000%	4/1/19	2,495	2,965
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,262
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,682
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,559
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,263
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	13,843
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	8,209
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	5,200	5,244
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	4,035	4,271
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/21	26,730	31,011
				446,140

South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,056

Tennessee (1.1%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	8,918
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,387
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,793
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,215
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,310
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/25	4,200	4,486
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/26	3,000	3,166
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	20,320
Memphis TN GO	5.000%	11/1/15 (Prere.)	16,000	17,606
Memphis TN GO	5.000%	11/1/15 (Prere.)	4,730	5,205
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,475
Memphis TN GO	5.000%	7/1/21	6,250	7,315
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,183
Memphis TN GO	5.000%	5/1/28	3,145	3,398
Memphis TN GO	5.000%	5/1/30	1,715	1,829
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	4,297
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	5,000	5,798
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	15,000	17,732
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	998
2 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	0.660%	10/1/17	11,500	11,500
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/22	1,000	1,153
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/33	7,775	8,210
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	119
Shelby County TN GO	5.000%	4/1/19	400	471
Shelby County TN GO	5.000%	3/1/23	17,995	21,181

Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,224
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,295
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.250%	6/1/14	13,995	14,539
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,560
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,557
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	24,340	26,216
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	43,020
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	63,792
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	55
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	10,789
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,215	5,423
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	270	289
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,310	16,470
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,379
Tennessee GO	5.000%	8/1/17	3,165	3,659
Tennessee GO	5.000%	10/1/17	6,000	6,966
Tennessee GO	5.000%	8/1/19	1,500	1,793
Tennessee GO	5.000%	8/1/22	8,900	10,628
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	3,750	4,116
				402,835
Texas (8.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	21,586
Austin TX Electric Utility System Revenue	5.000%	11/15/23	2,000	2,274
Austin TX Electric Utility System Revenue	5.000%	11/15/24	2,710	3,039
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,256
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,000
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	410
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,871
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/29	6,045	6,486
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,321
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,222
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,566
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,283

Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,068
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,373
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,591
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,877
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,670	5,691
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/15	400	404
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/16	250	258
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/17	250	260
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	261
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	767
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,611
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,303
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,000	1,032
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	769
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	736
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	2,565
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	2,200
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	3,321
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	3,694
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	2,422
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	2,156
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	1,658
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	1,734
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,242
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,234
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,419
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,150
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	1,324
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	1,292
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	762
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	914

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,082
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	10,270	11,000
Clear Creek TX Independent School District GO	5.000%	2/15/15 (Prere.)	11,635	12,462
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,651
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,739
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,524
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,668
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,425
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,003
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,345
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,597
Corpus Christi TX GO	5.000%	3/1/30	5,495	5,825
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,080
Dallas County TX GO	4.000%	2/15/14	2,375	2,424
Dallas County TX GO	5.000%	2/15/15	1,845	1,975
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/23	6,755	7,563
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	8,856
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,765
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,765
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	11,964
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	14,728
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,532
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,293
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,327
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/31	2,120	2,270
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,688
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,938
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,359
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,736
Dallas TX GO	5.000%	2/15/15 (Prere.)	11,675	12,505
Dallas TX GO	5.000%	2/15/22 (ETM)	45	53
Dallas TX GO	5.000%	2/15/22	13,955	16,382
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	19,893
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,351
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	6,920	7,468
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	3,050

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	2,000	2,219
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/22	2,500	2,766
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	1,500	1,655
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	7,477
3 Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,338
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	6,464
3 Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	15,575
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	6,748
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	14,436
3 Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	12,981
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	7,789
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	5,779
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	9,032
El Paso County TX GO	5.000%	2/15/32	4,000	4,186
El Paso TX Water & Sewer Revenue	5.000%	3/1/23	1,035	1,187
Fort Bend TX Independent School District GO	5.000%	8/15/17	1,560	1,800
Fort Worth TX GO	5.000%	3/1/17	5,090	5,789
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,589
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	6,845
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,625
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,846
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	4,741
Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,067
Garland TX Independent School District GO	5.000%	2/15/23	11,000	12,691
3 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	1,687
3 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	3,052
3 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	10,419
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	7,375	7,387
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	2,000	2,003
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	10,980
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	13,520

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	19,593
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19	4,000	4,554
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/20	10,225	11,386
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/25	39,530	44,813
Harris County TX GO	5.000%	10/1/16	4,755	5,378
Harris County TX GO	5.000%	10/1/17	4,705	5,435
Harris County TX GO	5.000%	10/1/21	8,000	9,256
Harris County TX GO	5.000%	8/15/31	11,485	12,277
Harris County TX GO	5.000%	8/15/32	10,000	10,635
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/14 (Prere.)	4,000	4,368
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	6,430
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.050%	8/1/13	23,075	23,075
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,437
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,308
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,286
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/13	3,290	3,327
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,663
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,239
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,174
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	5,105
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	3,922
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,049
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,563
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,751
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,333
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,789
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	24,309
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,670
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,024
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,986
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,379
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,089
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,230
Houston TX Community College GO	5.000%	2/15/17	1,000	1,134
Houston TX Community College GO	5.000%	2/15/33	20,155	21,314

Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	10,120
Houston TX GO	5.000%	3/1/17	17,880	20,397
2 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) PUT	0.460%	11/16/16	75,000	75,024
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	6,051
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	12,558
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	14,179
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	15,969
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,600
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,232
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	15,769
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	18,282
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	15,674
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	8,569
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	25,783
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	10,960
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	10,605
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,313
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	10,554
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	8,644
2 Houston TX Utility System Revenue PUT	0.660%	8/1/16	4,375	4,377
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	5,440
1 Judson TX Independent School District GO TOB
VRDO	0.080%	8/7/13 (12)	11,495	11,495
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	2,835
1 Lone Star College System Texas GO TOB
VRDO	0.070%	8/7/13	9,760	9,760
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	120	120
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,019
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,090	1,095
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	1,515	1,521
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	125
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	660	663
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,425
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,602
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,385	2,538
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,330
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,149
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	14,368
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	8,718
Lubbock TX GO	5.000%	2/15/23	700	804
Lubbock TX GO	5.000%	2/15/27	5,735	6,233
Lubbock TX GO	5.000%	2/15/29	4,335	4,632
Lubbock TX GO	5.000%	2/15/30	6,660	7,081
Lubbock TX GO	5.000%	2/15/31	4,120	4,358

Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.850%	10/1/13	10,000	10,000
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,369
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,635
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	5,790
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	6,817
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	9,633
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	8,611
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,313
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,563
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,216
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	25,465
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	47,417
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	29,881
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	50,942
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	22,363
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	12,526
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	5,761
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	5,005
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,425
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,631
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,384
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,466
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,339
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	9,540
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	12,518
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,223
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	30,088
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	83,104
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	8/7/13 (13)	2,200	2,200
Northside TX Independent School District GO
PUT	0.950%	8/1/13	9,520	9,520
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.074%	10/1/20	5,000	4,965
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	17,720
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	21,048
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,578
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	10,620
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,334
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	222
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,525	1,654

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	60	64
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,383
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,134
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/15 (Prere.)	15,000	16,041
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	9,750	10,803
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	25,450	28,199
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/16 (Prere.)	22,000	24,376
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	23,423
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	52,060	61,049
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,558
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,956
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	6,542
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,414
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,628
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,320
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	4,713
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/30	2,000	2,194
Sugar Land TX GO	5.000%	2/15/30	3,445	3,686
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	22,987
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	41,125
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,580
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,188
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,711
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	18,232
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,894
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,730
Texas A&M University System Permanent
University Fund Revenue	5.250%	7/1/14 (Prere.)	14,925	15,613
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,954

Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,222
Texas GO	5.000%	4/1/15	1,435	1,545
Texas GO	5.000%	8/1/17	3,165	3,648
1 Texas GO TOB VRDO	0.060%	8/1/13	37,100	37,100
1 Texas GO TOB VRDO	0.060%	8/2/13	28,000	28,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	71,240	77,919
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,424
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	11,537
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,615	3,951
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	8,366
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,787
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	25,010	28,427
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	11,758
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	10,000	9,727
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,000	11,444
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,371
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	125
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,513
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	108
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,947
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	107
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	21,888
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	393
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	29,071
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	37,433
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	56,104
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,173
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/18	75,000	81,565
Texas State University System Financing
System Revenue	5.000%	3/15/23	1,650	1,916
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	845
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,316
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,146
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,443
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	4,714

Texas Tech University System Financing
System Revenue	5.000%	2/15/23 (2)	10,040	11,033
Texas Tech University System Financing
System Revenue	5.000%	2/15/24 (2)	11,940	13,112
Texas TRAN	2.500%	8/30/13	60,000	60,116
Texas Transportation Commission Revenue	5.000%	4/1/16	2,000	2,228
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,080
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	9,803
Texas Transportation Commission Revenue	5.000%	4/1/20	20,000	22,799
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	11,668
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	26,626
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,688
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,374
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	7,805
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,493
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,300
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,366
Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	6,302
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	2,778
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,541
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	8,917
University of Houston Texas Revenue	5.000%	2/15/29	5,000	5,283
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	10,979
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,224
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	10,684
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,517
Williamson County TX GO	5.000%	2/15/23	6,000	6,937
				3,021,899
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,450
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,785
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,360
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,237
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	826
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,501
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,002
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	6,845	7,136
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,251
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,178
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,418
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,118
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,532
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,318
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,505
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	25,817

Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,149
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,673
Utah GO	5.000%	7/1/16	3,320	3,732
Utah GO	5.000%	7/1/16	23,735	26,684
				132,672
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,566
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,407
				12,973
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,988
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,326
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,054
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/27	1,500	1,550
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,033
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	6,500	6,351
				22,302
Virginia (2.2%)
Arlington County VA GO	5.000%	8/15/17	5,955	6,899
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,732
Fairfax County VA Economic Development
Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,480
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	2,939
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,575
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	10,242
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,233
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,095
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,146
1 Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) TOB VRDO	0.060%	8/7/13	4,585	4,585
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	14,678
Fairfax County VA Public Improvement GO	5.000%	4/1/19	2,050	2,378
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	13,086
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	5,175
Fairfax County VA Public Improvement GO	5.000%	10/1/22	10,315	12,134
Fairfax County VA Public Improvement GO	5.000%	10/1/23	7,315	8,523
Fairfax County VA Public Improvement GO	5.000%	10/1/24	10,315	11,884
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,870
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,269

Hampton VA GO	4.000%	1/15/19	3,000	3,380
Hampton VA GO	5.000%	1/15/20	3,000	3,484
Loudoun County VA GO	5.000%	12/1/21	9,185	10,839
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	32,000	32,547
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	10,000	10,167
Newport News VA GO	4.000%	7/15/17	2,825	3,144
Norfolk VA Water Revenue	5.000%	11/1/15	550	605
Norfolk VA Water Revenue	5.000%	11/1/18	725	853
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	3,103
Portsmouth VA GO	5.000%	7/1/14 (ETM)	175	183
Portsmouth VA GO	5.000%	7/1/14 (4)	3,355	3,503
Richmond VA GO	5.000%	7/15/16	4,120	4,627
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,810
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,378
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/23	3,000	3,305
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,501
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	10,977
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,568
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,462
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	15,000	14,999
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	46,556
1 University of Virginia Revenue TOB VRDO	0.060%	8/1/13	7,400	7,400
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	8,553
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	10,000	10,158
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,914
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	5,856
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,137
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,347

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	1,020	1,130
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,136
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	11,918
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	21,805
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	12,226
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,165
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,317
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	3,000	3,280
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/17	11,035	12,726
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	8,010	8,937
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,430	9,406
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,855	9,880
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	9,320	10,399
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	20,968
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	9,105	10,159
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,296
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/22	10,000	11,708
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,000	2,316
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,182
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	23,975
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,048

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/25	10,000	11,256
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	5,651
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	5,602
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,221
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,304
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	14,991
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	13,801
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	5,769
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	32,138
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	33,468
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	13,430
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	8,994
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/22	14,000	16,399
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/25	11,540	12,824
Virginia Public Building Authority Revenue	5.000%	8/1/14 (Prere.)	10,000	10,479
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,060
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	8,865
Virginia Public School Authority Revenue	5.000%	8/1/17	10,660	12,269
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,933
Virginia Public School Authority Revenue	5.000%	8/1/24	5,480	6,267
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,040
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	6,919
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,246
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	13,551
				782,733
Washington (2.2%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,300
Clark County WA GO	4.750%	12/1/14 (Prere.)	3,275	3,472
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,000	29,518
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	23,568
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	7,289

Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	10,917
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	14,000	16,358
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	18,011
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	18,732
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	19,527
King County WA GO	5.000%	7/1/17	5,360	6,160
1 King County WA Sewer Revenue TOB VRDO	0.070%	8/7/13	6,950	6,950
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,140
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,460
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,179
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,270
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,248
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,247
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	7,890
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,242
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	8,317
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	5,693
University of Washington Revenue	5.000%	4/1/15	9,830	10,585
University of Washington Revenue	5.000%	7/1/27	6,925	7,628
University of Washington Revenue	5.000%	4/1/28	10,195	11,002
University of Washington Revenue	5.000%	7/1/28	11,490	12,515
University of Washington Revenue	5.000%	7/1/29	7,500	8,087
University of Washington Revenue	5.000%	4/1/30	9,315	9,924
University of Washington Revenue	5.000%	7/1/30	10,495	11,251
University of Washington Revenue	5.000%	4/1/31	10,500	11,130
University of Washington Revenue	5.000%	4/1/32	11,375	12,004
University of Washington Revenue	5.000%	7/1/32	5,000	5,295
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/19	3,445	4,042
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,713
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,312
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	5,943
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	6,896
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,306
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,021
Washington GO	5.700%	10/1/15 (4)	5,950	6,244
Washington GO	5.000%	7/1/17	32,460	37,267
Washington GO	5.000%	2/1/18	9,165	10,618
Washington GO	5.000%	7/1/18	40,000	46,736
Washington GO	5.000%	7/1/19	6,940	8,194
Washington GO	0.000%	6/1/20 (3)	5,500	4,642
Washington GO	5.000%	7/1/20	10,000	11,285
Washington GO	5.000%	8/1/20	4,845	5,648
Washington GO	5.000%	7/1/23	10,000	11,605
Washington GO	5.000%	7/1/23	31,290	36,653
Washington GO	5.000%	7/1/24	5,000	5,727
Washington GO	5.000%	1/1/25	1,750	1,945
Washington GO	5.000%	2/1/28	10,000	10,777
Washington GO	5.000%	2/1/29	6,790	7,437
Washington GO	5.000%	2/1/29	9,650	10,322
Washington GO	5.000%	7/1/30	5,000	5,438
Washington GO	5.000%	8/1/30	20,980	22,389
Washington GO	5.000%	6/1/31	5,250	5,567

Washington GO	5.000%	2/1/32	6,170	6,529
Washington GO	5.000%	6/1/32	5,500	5,806
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,269
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,365
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,784
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,202
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,972
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,734
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	3,840
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	3,938
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	3,884
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,769
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,035
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,129
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,475
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,106
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	3,799
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,800
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,226
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	4,758
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,105
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,629
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	2,663
Washington State University General Revenue	5.000%	10/1/28	3,070	3,317
Washington State University General Revenue	5.000%	10/1/29	3,070	3,293
Washington State University General Revenue	5.000%	10/1/30	3,140	3,357
Washington State University General Revenue	5.000%	10/1/31	3,170	3,371
Washington State University General Revenue	5.000%	10/1/32	1,600	1,693
				764,484

West Virginia (0.3%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,625
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	4,041
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,348
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	1,976
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,709
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,565
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,011
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,037
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,196
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,603
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,117
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,097
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	7,064
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,623
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,372
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,430	3,791
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,558
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,185
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,399
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,855
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,676
West Virginia University Revenue	5.000%	10/1/17	1,500	1,720
West Virginia University Revenue	5.000%	10/1/30	3,000	3,152
				92,720

Wisconsin (0.7%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,929
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,404
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,215
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	786
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,109
Wisconsin Clean Water Revenue	5.000%	6/1/24	5,500	6,367
Wisconsin GO	5.000%	5/1/14	3,500	3,626
Wisconsin GO	5.000%	5/1/14 (14)	7,390	7,657
Wisconsin GO	5.000%	5/1/15	3,000	3,240
Wisconsin GO	5.500%	5/1/15 (14)	15,000	16,329
Wisconsin GO	5.000%	5/1/16	4,000	4,466
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,450
Wisconsin GO	5.000%	5/1/17	4,000	4,573
Wisconsin GO	5.000%	11/1/17	4,500	5,209
Wisconsin GO	5.000%	5/1/18	3,800	4,425
Wisconsin GO	5.000%	5/1/19	7,135	8,213
Wisconsin GO	5.000%	5/1/22	3,500	3,987
Wisconsin GO	5.000%	5/1/22	10,425	12,044
Wisconsin GO	5.000%	5/1/27	1,400	1,533
Wisconsin GO	6.000%	5/1/27	10,000	11,556
Wisconsin GO	5.000%	5/1/28	2,060	2,233
Wisconsin GO	5.000%	5/1/29	1,715	1,844
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,696
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,679
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	5,822
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,603
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	38,917
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	8,516
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,036
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,422
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.090%	8/7/13 LOC	9,655	9,655
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	1,100	1,261
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	780

Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/25	1,825	2,005
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/26	1,570	1,704
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/27	2,000	2,143
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	1,980
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,578
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,736
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	11,800	11,894
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,120
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	3,557
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,441
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,393
				250,133
Total Tax-Exempt Municipal Bonds (Cost $33,935,519)				34,857,855
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
5 Vanguard Municipal Cash Management Fund
(Cost $398,988)	0.070%		398,988,492	398,988

Total Investments (99.7%) (Cost $34,334,507)				35,256,843
Other Assets and Liabilities-Net (0.3%)				97,497
Net Assets (100%)				35,354,340

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $692,715,000, representing 2.0% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2013.
4 Securities with a value of $1,398,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Intermediate-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax Exempt Municipal Bonds	—	34,857,855	—
Temporary Cash Investments	398,988	—	—
Futures Contracts—Assets[1]	131
Futures Contracts—Liabilities[1]	(1)	—	—
Total	399,118	34,857,855	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with it clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Intermediate-Term Tax-Exempt Fund

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	(58)	(7,333)	35
2-Year U.S. Treasury Note	September 2013	4,201	925,533	2,092

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $34,379,510,000. Net unrealized appreciation of investment securities for tax purposes was $877,333,000, consisting of unrealized gains of $1,374,437,000 on securities that had risen in value since their purchase and $497,104,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of July 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.7%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	11,193
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,339
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,532
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	8,716
Birmingham AL GO	0.000%	3/1/27	2,500	2,208
Birmingham AL GO	0.000%	3/1/37	2,500	2,072
East Alabama Health Care Authority Health
Care Facilities Revenue (East Alabama
Medical Center) PUT	5.000%	9/1/13 (Prere.)	5,000	5,020
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	8,531
Huntsville AL GO	5.000%	5/1/26	2,860	3,155
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.060%	8/1/13 LOC	1,100	1,100
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,002
				52,868
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,268
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	6,000	6,931
				13,199
Arizona (1.8%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/31	2,000	2,098
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/32	2,365	2,470
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	3,885
Arizona Board Regents Arizona State University
System Revenue VRDO	0.050%	8/7/13 LOC	1,100	1,100
Arizona COP	5.000%	9/1/23 (4)	12,140	12,866
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,010
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	4,914
Arizona Transportation Board Highway Revenue	5.000%	7/1/14 (Prere.)	5,000	5,220
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	15,265	17,611
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	11,175	11,749
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	2,500	2,615

Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	9,689
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,608
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,565
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,147
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	15,000	15,645
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,590
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	10,465
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,167
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,067
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	500	553
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,105	2,268
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	635	673
				142,975
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,975	2,123
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,294
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	2,992
				7,409
California (14.8%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	1,788
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	3,170
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	3,947
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	11,000	12,252
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	8,000	9,154
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	3,600	3,635
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,380
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.160%	4/1/24	10,000	10,032
Bay Area Water Supply & Conservation Agency
Revenue	5.000%	10/1/34	2,250	2,368
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,288
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	6,529
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	8,748
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	5,796
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,120

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	5,773
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	17,405	20,588
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	8,404
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	10,717
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	4,145	4,327
California Economic Recovery GO	5.000%	7/1/15	5,990	6,253
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,324
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,175
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,064
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,341
California GO	5.250%	11/1/13 (Prere.)	2,000	2,025
California GO	5.000%	2/1/14 (Prere.)	3,565	3,648
California GO	5.000%	2/1/14 (Prere.)	1,500	1,535
California GO	5.000%	9/1/20	5,130	5,688
California GO	5.000%	9/1/23	2,000	2,274
California GO	5.250%	9/1/24	12,500	14,097
California GO	5.250%	10/1/24	3,000	3,385
California GO	5.625%	4/1/26	21,900	24,290
California GO	5.000%	10/1/27	4,500	4,885
California GO	6.000%	3/1/33	4,000	4,563
California GO	6.500%	4/1/33	41,500	48,567
California GO	6.000%	11/1/35	10,000	11,332
California GO	5.000%	9/1/36	3,250	3,326
California GO	5.000%	6/1/37 (14)	2,500	2,550
California GO	5.000%	2/1/38	10,000	10,205
California GO	6.000%	4/1/38	10,340	11,568
California GO	6.000%	11/1/39	6,500	7,342
California GO	5.250%	11/1/40	18,000	18,512
California GO	5.000%	9/1/42	1,500	1,520
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	5,699
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,420
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,098
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	15,000	14,314
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	3,545	3,555
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,003
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,804

California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	6,325	6,036
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,581
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	16,836
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/39	15,000	15,831
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,208
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	7,195	7,225
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	6,000	6,395
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	2,500	2,622
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,446
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/20	2,000	2,313
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,232
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	1,125	1,114
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,143
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	3,205	3,281
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	14,583
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	4,958
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	10,338
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,076
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	12,500	12,350
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,264
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,109
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	4,445
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,101
2 Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	3,000	2,890
2 Clovis CA Unified School District GO	5.000%	8/1/38	3,850	3,823
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	5,528
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,690

Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,462
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	9,275	9,051
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,345	4,148
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	15,837
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,624
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,477
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,814
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,009
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	11,577
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,181
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,047
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	10,149
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	18,270	19,661
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	13,112
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,000	2,076
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,363
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	5,095
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	9,280
Los Angeles CA GO	5.000%	9/1/22	3,475	4,033
Los Angeles CA GO	5.000%	9/1/22	9,745	11,309
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,706
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	7,855
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,235
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	30,170
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	7,810
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	7,921
Los Angeles CA Unified School District GO TOB
VRDO	0.060%	8/1/13	2,400	2,400
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	12,661
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	7,000	8,280
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/30	3,500	3,584
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	2,847
M-S-R California Energy Authority Revenue	6.125%	11/1/29	4,700	5,207
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	7,000	8,525
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/30	3,000	3,265
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,211
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	5,967
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	18,910	23,006

Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	2,759
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	5,891
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,465
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,576
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,214
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	7,685
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	5,000	5,295
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	2,974
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	982
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	6,290
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,492
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,281
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,734
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	9,842
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	17,119
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,567
San Diego CA Community College District GO	5.000%	8/1/43	13,000	13,498
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,180
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	10,889
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	3,642
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,626
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	2,049
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,145
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,377
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	9,000	9,034
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/30	6,500	6,969
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	5,466
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	4,752
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	11,415	11,757
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,015
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	4,963
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,121
San Ramon Valley CA Unified School District
GO	5.000%	8/1/23	2,500	2,915
San Ramon Valley CA Unified School District
GO	5.000%	8/1/24	2,810	3,215

San Ramon Valley CA Unified School District
GO	4.000%	8/1/27	1,250	1,249
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,205
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,205
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,394
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	3,272
Santa Monica CA Community College District
GO	0.000%	8/1/25	2,165	1,290
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	2,720	2,849
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,742
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,407
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	2,820
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	16,862
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	1,985
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	3,670	3,949
University of California Revenue	4.500%	5/15/31 (4)	14,920	14,997
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	13,313
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	7,000	7,046
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	13,602
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,043
				1,174,760
Colorado (1.9%)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,179
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,390
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/41	4,000	3,965
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	4,587
Colorado Springs CO Utility System Revenue	5.000%	11/15/13 (Prere.)	12,725	12,901
Denver CO City & County Airport Revenue	5.000%	11/15/32	5,000	5,096
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	7,877
Denver CO City & County COP VRDO	0.060%	8/1/13	4,900	4,900
Denver CO City & County COP VRDO	0.060%	8/1/13	1,910	1,910
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	5,555
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	9,480
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	10,589
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	12,941
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	5,276

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	6,254
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	17,071
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	18,254
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,336
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	11,500	12,321
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,161
				155,043
Connecticut (1.2%)
Connecticut GO	5.000%	11/1/16	2,000	2,262
Connecticut GO	5.000%	12/1/19	8,225	9,732
Connecticut GO	5.000%	12/1/20	10,000	11,715
Connecticut GO	5.000%	11/1/22	7,150	8,250
Connecticut GO	5.000%	6/1/23	5,000	5,769
Connecticut GO	5.000%	10/15/23	2,500	2,892
Connecticut GO	5.000%	10/15/24	5,925	6,749
Connecticut GO	5.000%	4/15/25	10,000	11,204
Connecticut GO	5.000%	4/15/26	5,000	5,553
Connecticut GO	5.000%	10/15/26	4,140	4,611
Connecticut GO	5.000%	11/1/26	3,000	3,353
Connecticut GO	5.000%	3/1/27	3,000	3,307
Connecticut GO	5.000%	10/15/31	1,850	1,975
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/25	1,860	2,046
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/26	1,955	2,124
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University)	5.000%	11/1/27	1,850	1,985
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	2,000	2,091
Hartford CT GO	5.000%	4/1/24	1,215	1,346
Hartford CT GO	5.000%	4/1/27	1,650	1,753
Hartford CT GO	5.000%	4/1/28	3,565	3,752
				92,469
Delaware (0.1%)
University of Delaware Revenue	5.000%	11/1/24	4,570	5,316
University of Delaware Revenue	5.000%	11/1/32	1,990	2,144
University of Delaware Revenue	5.000%	11/1/33	1,000	1,073
				8,533
District of Columbia (1.0%)
District of Columbia Income Tax Revenue	5.000%	12/1/30	10,000	10,780
District of Columbia Income Tax Revenue	5.000%	12/1/31	10,000	10,708
District of Columbia Income Tax Revenue	5.000%	12/1/32	10,000	10,652
District of Columbia Income Tax Revenue	5.000%	12/1/35	14,875	15,656
District of Columbia Revenue (American
University) VRDO	0.060%	8/1/13 LOC	6,750	6,750

District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,144
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	10,288
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	13,962
				83,940
Florida (10.4%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	7,160	7,673
Boynton Beach FL Utility System Revenue	5.375%	11/1/13 (14)	2,400	2,426
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,881
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	7,789
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,607
Broward County FL Airport System Revenue	5.000%	10/1/37	12,500	12,526
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,208
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	18,372
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,000	5,487
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,769
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,218
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,083
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,207
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	3,000	3,349
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,819
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	3,772
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	2,872
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,323
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	8,175	9,195
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	9,760
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,293
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	7,350	7,737
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	9,750	10,264
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,266
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,293
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,303
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,340
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,038
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	270
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	204

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	280
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/31	4,000	4,025
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/35	8,775	8,795
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,421
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,177
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,439
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	7,085	7,340
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	12,585
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	8,500	10,148
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,697
Jacksonville FL Economic Development
Commission Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/36	3,000	3,005
Jacksonville FL Electric Authority Power Supply
System Revenue (Scherer 4 Project)	5.625%	10/1/33	4,000	4,095
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	4.750%	10/1/33	1,920	1,920
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,563
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/39	3,660	3,796
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	3,631
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.375%	10/1/39	1,125	1,148
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.060%	8/7/13	8,400	8,400
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,600
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,807
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,217
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,076
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	5,000	5,114
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,730	12,801
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	14,290	14,591

Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,039
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,050
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,286
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,310
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,250
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,165	2,346
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	4,000	4,299
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,181
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	4,420	4,689
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,053
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	14,394
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,285
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,324
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	14,950	15,288
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	9,342
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	1,842
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,206
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,657
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/24 (2)	2,365	2,593
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	18,802
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/37 (2)	4,250	4,261
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,096
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,726
Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,158
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	10,716
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,570
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	10,014
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,448
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.060%	8/1/13 LOC	3,889	3,889
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,168

Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,146
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	4,974
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,558
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,073
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,639
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	5.125%	11/15/39	9,000	8,980
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,524
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,652
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,517
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,082
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (12)	5,000	5,229
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,028
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	11,265	11,693
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,546
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	10,164
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	3,950
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,808
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,643
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/15 (Prere.)	2,100	2,304
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,447
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRCH Corp.
Obligated Group)	5.625%	12/1/31	6,000	6,003
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,758
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	8,000	8,136
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,825
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,129
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	25,000	27,959
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,258
Panama City FL Utility Revenue	5.000%	6/1/39 (12)	3,000	3,059
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	18,701
Polk County FL Transportation Revenue	5.000%	12/1/20	1,000	1,146
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	10,000	10,722
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,046

Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	4,300	4,948
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	10,280
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,433
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,152
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,215
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	2,350	2,454
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,473
South Broward FL Hospital District Revenue	5.000%	5/1/35 (14)	5,050	5,064
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,082
1 South Florida Water Management District COP
TOB VRDO	0.060%	8/1/13	8,400	8,400
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/18	2,000	2,247
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,632
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,579
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/32	8,000	8,067
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/37	5,000	5,009
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,188
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	915	948
St. Johns County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,809
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,186
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,066
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	13,803
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,436
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,511
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,222
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,066
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,774
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,016
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	7,522
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,708

Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,784
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	2,750	3,054
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/35 (14)	2,800	2,691
				827,815
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,832
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33 (4)	10,020	10,279
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,660
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,086
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	2,788
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,068
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,063
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,416
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,490
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,131
Cobb County GA Kennestone Hospital Authority
Revenue	5.250%	4/1/41	10,000	10,049
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	12,925
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,115
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	7,000	7,220
Georgia GO	5.000%	7/1/29	2,000	2,197
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,315	4,516
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,115
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	2,815	3,344
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/20	2,900	3,459
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,553
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,421
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	339
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,100	1,200
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,213
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	16,498
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	8,300	9,411
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/22	3,000	3,462
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,902
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,456

Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,572
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	3,860	4,153
				195,933
Hawaii (0.6%)
Hawaii GO	5.000%	12/1/18	2,000	2,355
Hawaii GO	5.000%	12/1/21	5,150	6,089
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,343
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,352
Honolulu HI City & County GO	5.250%	4/1/28	8,000	8,702
Honolulu HI City & County GO	5.250%	4/1/30	8,000	8,812
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,167
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,617
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,350
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,835
				48,622
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	6,803
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,147
				13,950
Illinois (7.4%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	8,047
Chicago IL Board of Education GO	5.000%	12/1/42	27,925	27,006
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	7,884
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,157
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	8,990
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,365
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,134
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,255
Chicago IL GO	5.000%	12/1/22	3,230	3,471
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,575
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,349
Chicago IL GO	5.000%	1/1/28 (4)	7,500	7,510
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,883
Chicago IL GO	5.250%	1/1/35	7,000	7,017
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	7,880
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	17,000	18,048
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	18,619
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,532
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.210%	8/7/13 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,030
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	35,021
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,433
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,551
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	13,340
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,032
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,565
Cook County IL GO	5.250%	11/15/28	8,000	8,422

Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/23	4,695	5,436
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	13,290	13,011
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	4,250	4,318
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,003
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	2,925	2,876
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,424
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,596
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,046
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,083
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,076
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	2,500	2,149
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	9,670	8,303
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,000
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,048
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	17,600
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,260	6,743
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	5,833
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,930
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	17,321
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,090
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,088
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	830
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/33	7,750	8,551
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/37	10,000	10,722
Illinois GO	5.000%	8/1/20	10,000	11,013
Illinois GO	5.000%	3/1/21	4,000	4,333
Illinois GO	5.000%	8/1/21	7,000	7,572
Illinois GO	5.000%	8/1/23	1,500	1,593
Illinois GO	5.000%	8/1/24	9,000	9,396
Illinois GO	5.000%	8/1/25	2,000	2,056
Illinois GO	5.500%	7/1/33	3,350	3,393
Illinois GO	5.500%	7/1/38	7,500	7,562

Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	19,155	22,521
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,419
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,614
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,654
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,874
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,809
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	21,544
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,119
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,139
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	5,500	5,833
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	1,450
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,541
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,262
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	5,000	5,704
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	2,000	2,128
1 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	0.410%	8/7/13 (ETM)	11,300	11,300
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,558
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	16,367
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,293
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,175
				593,220
Indiana (1.3%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	2,952
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,054
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	9,000	8,590
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	6,094
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/13	19,900	19,900
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.060%	8/1/13	1,000	1,000
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,108
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	8/1/13	10,700	10,700
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,123
Indiana University Student Fee Revenue	5.000%	6/1/21	1,195	1,412

Indiana University Student Fee Revenue	5.000%	6/1/22	1,000	1,176
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	10,560
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,659
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,552
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	8,620
				104,500
Iowa (0.2%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	14,191

Kentucky (0.6%)
Kentucky Asset/Liability Commission General
Fund Revenue	0.584%	11/1/17 (14)	7,425	7,427
Kentucky Asset/Liability Commission General
Fund Revenue	0.704%	11/1/21 (14)	23,695	23,407
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,556
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,076
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	2,000	2,011
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,500	6,439
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,583
				52,499
Louisiana (1.0%)
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	6,880	7,426
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	5,000	5,397
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/15 (Prere.)	8,065	8,705
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/26	7,500	8,317
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,672
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	14,898
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	10,141
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,162
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,097
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/32	2,500	2,531
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,115
Louisiana State University Revenue	5.000%	7/1/25	505	555

New Orleans LA GO	0.000%	9/1/16 (2)	5,785	5,311
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	3,979
				78,306
Maine (0.0%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	1,500	1,489

Maryland (0.8%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,172
Baltimore MD Consolidated Public Improvement
GO	5.000%	2/1/24	6,950	8,068
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,761
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (12)	500	505
Maryland GO	5.000%	8/1/15	2,425	2,646
Maryland GO	5.000%	3/1/16	3,720	4,138
Maryland GO	5.000%	3/1/21	5,000	5,881
Maryland GO	4.000%	3/1/25	5,000	5,254
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,247
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	9,832
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	10,905	12,840
				62,344
Massachusetts (4.3%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,696
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,523
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	7,673
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	3,516
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.290%	8/7/13	10,321	10,321
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.410%	8/7/13	12,960	12,960
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,104
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,643
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	2,000	2,063
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,580
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,481
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,174

Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	10,821
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	1,325	1,265
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,257
Massachusetts GO	5.000%	10/1/16	3,000	3,389
Massachusetts GO	5.000%	10/1/17	3,000	3,463
1 Massachusetts GO TOB VRDO	0.060%	8/1/13	2,400	2,400
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	8,819
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,235	1,573
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	15,000	16,725
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,520
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.070%	8/1/13	2,100	2,100
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	15,485	16,900
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	7,755	8,464
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	10,000	10,914
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,400	2,619
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/23	1,000	1,172
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	10,000	11,616
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/24	2,500	2,896
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,146
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	745	781
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,223
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	8,509
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	10,000	10,472
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	7,447
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	10,229
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,039
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,160	6,149
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	3,550	3,550

Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	17,355	20,142
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,280
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	22,384
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	12,711
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,197
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,046
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	5,000	5,301
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	4,683
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	11,166
				341,102
Michigan (1.5%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	2,819
Detroit MI GO	5.000%	4/1/16 (12)	3,015	2,927
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,047
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,316
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	8,300	8,109
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	5,764
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,532
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	10,470
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,418
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,005
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	6,785	7,842
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,685
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,446
Michigan GO	5.250%	9/15/26 (4)	14,000	15,214
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,140
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	9,511
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,250
Michigan State University Revenue	5.000%	8/15/26	1,165	1,294
Michigan State University Revenue	5.000%	8/15/27	1,000	1,100
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,895	3,316
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	8,834
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,445	3,503
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	8,478
				124,020

Minnesota (0.4%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	4,899
Minnesota General Fund Revenue	5.000%	3/1/28	9,000	9,696
Minnesota GO	5.000%	10/1/16	2,850	3,225
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/17	1,940	2,188
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/19	2,100	2,396
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,353
University of Minnesota Revenue	5.000%	8/1/35	10,300	10,692
				34,449
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/36 (10)	5,000	4,881
Mississippi GO	5.000%	10/1/36	2,000	2,093
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,838
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	4,754
				22,566
Missouri (0.7%)
2 Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	4,801
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,692
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	11,660	11,674
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,611
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	2,380	2,453
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	15,941
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	8,796
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,371
				54,339
Montana (0.0%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	4,200	3,865

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,601
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,077
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,201

Nebraska Public Power District Revenue	5.000%	1/1/27	1,500	1,615
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,451
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,209
				23,154
Nevada (0.9%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,928
Clark County NV School District GO	5.000%	12/15/14 (Prere.)	12,590	13,413
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,068
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	11,796
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,131
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	7,912
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	8,262
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,219
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,686
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,450
				69,865
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/43	2,500	2,439
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,598
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,326
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	3,050	2,903
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	8,835
				18,101
New Jersey (4.9%)
2 Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	4,931
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (ETM)	10,820	12,042
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/15 (Prere.)	6,515	6,980
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	29,765
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	20,000	23,401
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,226
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	11,334
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	12,000	12,638
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,088

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,057
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (Prere.)	22,000	24,081
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,092
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	9,573
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/29	7,335	7,522
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,591
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	2,570	2,697
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	950	977
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	42,555
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,694
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,817
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	5,180	5,946
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	8,047
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,166
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	7,223
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	10,338
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	1,925	1,993
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,318
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,200
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,583
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	14,000	14,179
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)(ETM)	270	308
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	520	589
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	308
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	2,450	2,603
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	10,000	10,461
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	4,550	4,769
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	13,295	13,838
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	13,485	13,985
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	31,809
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	12,000	12,242
				393,966

New Mexico (0.4%)
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	10,000	10,441
New Mexico GO	5.000%	3/1/14	2,410	2,478
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	6,472
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	14,745	14,479
				33,870
New York (14.3%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,638
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,200	4,374
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/22	2,000	2,306
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,044
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,362
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	11,075	9,994
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	7,000	7,432
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	3,680	3,943
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,442
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	2,500	2,505
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	2,946
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	6,355	5,066
New York City NY GO	5.000%	8/1/21	6,000	6,977
New York City NY GO	5.125%	12/1/23	12,875	14,526
New York City NY GO	5.000%	8/1/24	5,000	5,579
New York City NY GO	5.000%	8/1/25	5,000	5,542
New York City NY GO	5.000%	10/1/25	11,800	13,008
New York City NY GO	5.000%	8/1/27	7,000	7,550
New York City NY GO	5.000%	8/1/28	27,950	30,210
New York City NY GO	5.000%	8/1/31	5,000	5,228
New York City NY GO	5.000%	10/1/31	5,000	5,255
New York City NY GO	5.000%	3/1/32	5,000	5,224
New York City NY GO	5.000%	8/1/32	14,000	14,542
New York City NY GO	5.000%	10/1/32	5,260	5,488
New York City NY GO	5.000%	8/1/35	1,500	1,545
New York City NY GO VRDO	0.050%	8/1/13	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,097

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	6,868
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,354
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	6,278
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,156
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	10,448
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	6,920
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	15,583
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	7,962
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	10,000	10,492
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,658
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,809
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	10,468
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	12,000	12,375
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	16,199
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	12,321
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	22,222
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,397
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	2,000	2,044
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,025
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	25,000	25,645
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	12,724
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	834
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	16,638
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,182
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	2,900
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	6,675	6,675
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/13 (Prere.)	325	325

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	3,000	3,516
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	865	1,029
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,195	3,787
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,135	3,716
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	7,000	8,297
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,316
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/23	7,225	8,211
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	5,000	5,400
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,780	12,671
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,639
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,248
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,135	6,444
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,250	5,504
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	11,384
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	20,000	20,845
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	7,050	7,259
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	16,370
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	8/1/13	5,000	5,000
New York GO	5.000%	2/1/30	3,385	3,615
New York GO	5.000%	2/15/30	4,000	4,285
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,071
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	12,315
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,550	20,356
New York Liberty Development Corp. Revenue	5.750%	11/15/51	8,000	8,662
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,144
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,800	7,629
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,525	2,807
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,600	7,302
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	6,100	6,381
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,240
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,500	6,764

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	4,943
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,072
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	4,000	4,144
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,104
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	8,622
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	7,654
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	5,000	5,015
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	3,812
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,562
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,337
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,149
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	4,000	4,550
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,081
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	7,635
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,769
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	10,652
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,098
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,000	8,166
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	8,868
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	12,000	12,556
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	2,000	2,111
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,076
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	12
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,023
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,800	2,944
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	2,000	2,050
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	5,800	5,989

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	11,486
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	11,583
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21	19,995	23,565
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,615
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,162
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	2,000	2,124
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	11,560	12,133
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	22,875
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,334
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	3,005	3,128
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	10,395
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	7,500	7,835
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	1,545	1,595
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,615
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,153
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,188
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,426
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,384
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,693
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	5,000	5,226
2 New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	2,035	2,113
New York State Thruway Authority Revenue	5.000%	1/1/37	7,000	7,139
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,359
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,314
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	6,602
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	3,675	3,994
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	8,581

New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,564
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	7,923
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	11,826
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,347
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	21,170	22,293
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	5,060	5,236
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	2,000	2,050
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,059
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.625%	6/1/44	5,500	5,142
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	4,000	3,390
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/20	12,565	12,619
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/21 (2)	12,000	12,036
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/22 (2)	5,000	5,015
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,227
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	3,000	3,273
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/27	10,000	10,879
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	12,963
				1,136,291
North Carolina (0.9%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/42	5,250	5,497
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,382
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,055
Charlotte NC GO	5.000%	7/1/27	3,000	3,358
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,395
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.125%	1/15/37	2,000	2,019
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	4.000%	6/1/27	3,085	3,080
Mecklenburg County NC GO	5.000%	12/1/25	10,000	11,791
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	6,865	7,250
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/23	5,000	5,396
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	5,000	5,319
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/26	3,000	3,261

North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	502
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/38	1,825	1,825
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,124
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,441
Wake County NC GO	4.000%	2/1/14	2,000	2,038
				68,733
Ohio (1.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,562
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,269
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,335
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	7,955
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	4,930	3,919
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	5,500	4,164
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	8,860	6,591
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,011
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,158
Columbus OH GO	5.000%	12/15/13	2,000	2,036
Franklin County OH GO	5.000%	12/1/15	2,000	2,207
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	1,750	1,776
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,458
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,338
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,395
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,532
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	4,931
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	10/1/24	1,000	1,129
Ohio GO	5.000%	5/1/15 (Prere.)	4,450	4,806
Ohio GO	5.000%	2/1/29	3,000	3,240
3 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	0.530%	1/1/18	2,250	2,251
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	2,000	1,989
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	10,760
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	7,437

Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	10,000	9,801
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	900	914
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,158
2 Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	1,000	1,032
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,581
				133,735
Oklahoma (0.1%)
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,407
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	835
				4,242
Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,147
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,425
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,129
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,278
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	12,740
				28,719
Pennsylvania (3.0%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	8,668
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	2,956
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	3,000	3,032
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	10,229
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,050	3,376
3 Downingtown PA Area School District GO PUT	0.430%	5/1/16	6,000	6,018
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,373
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,227
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,258
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,571
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,548
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,560

Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	4,350	4,786
Pennsylvania GO	5.000%	9/1/14 (4)	8,100	8,521
Pennsylvania GO	5.000%	3/1/15	2,065	2,216
Pennsylvania GO	5.000%	4/1/24	3,000	3,472
Pennsylvania GO	5.000%	6/1/27	14,890	16,402
Pennsylvania GO	5.000%	4/1/28	3,000	3,289
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,061
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,206
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,197
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,281
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,128
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,558
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,550
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	15,265
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,013
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,059
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,180
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,384
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,140
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	6,000	6,794
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	3,135	3,551
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	21,261
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	9,595	9,802
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,105
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	19,489
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.050%	8/1/13	2,160	2,160
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,488
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	1,205	1,250
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,573
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	8,000	8,177
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,544
				237,718
Puerto Rico (1.2%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	2,925
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (3)(14)	5,000	4,565
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	5,238
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	11,000	8,543

Puerto Rico GO	6.000%	7/1/27 (14)	6,500	6,439
Puerto Rico GO	5.000%	7/1/41	1,000	762
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/34 (2)	15,305	3,195
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/36 (2)	8,000	1,405
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	415	427
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	14,585	14,884
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,180	2,729
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,551
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	15,875	3,064
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	2,692
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/41	6,030	5,413
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/43 (14)	5,000	703
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/44 (14)	10,000	1,294
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	27,093
				92,922
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,020
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,716
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,752
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,687
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	1,915	2,048
				17,223
South Carolina (2.0%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/14 (Prere.)	5,000	5,313
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	11,800	13,081
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	3,000	3,375
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	11,183
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	10,933
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	7,000	7,204
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,072
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,209
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	13,198
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	3,000	3,413
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,804
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	10,730
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,486

South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	27,170	28,761
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/14 (Prere.)	20,840	22,061
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	5,849
				161,672
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	8,795	8,697

Tennessee (0.6%)
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/26	1,000	1,120
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	364
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	600	649
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	320	346
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	710	793
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	970	1,056
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,029
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	6,661
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,308
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,870	20,064
Tennessee GO	5.000%	10/1/16	2,000	2,266
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,980	2,173
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	4,865	5,243
				47,072
Texas (7.4%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,536
Austin TX Electric Utility System Revenue	5.000%	11/15/28	3,500	3,722
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	2,320	2,643
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	5,618
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,359
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,000	977
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/41	2,000	2,164
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/42	2,340	2,129
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	2,000	1,885

Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,072
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,221
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,135
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,840
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,205
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,199
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/40	2,000	2,076
2 Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	5,948
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	4,944
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	5,000	5,007
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/22	1,000	1,161
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,146
Frisco TX Independent School District GO	5.000%	8/15/40	1,000	1,041
2 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	12,267
2 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	4,835
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	7,873
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,527
Harris County TX GO	0.000%	10/1/15 (14)	17,545	17,265
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	4,200
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.050%	8/1/13	1,700	1,700
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,219
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,404
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,303
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,102
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,437
Houston TX Community College GO	5.000%	2/15/36	10,000	10,287
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,373
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,283
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,932
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	24
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	248
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,244
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,273
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,075
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,051
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,248

Montgomery County TX GO	5.125%	3/1/31	4,000	4,337
Montgomery County TX GO	5.250%	3/1/32	5,000	5,489
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,022
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	9,540
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,274
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,111
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	13,702
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	14,354
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	13,298
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,507
North Texas Tollway Authority System Revenue	5.500%	9/1/41	12,000	12,847
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,768
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	6,095	6,117
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,133
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,101
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,707
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	4,864
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,391
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	1,936
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.074%	10/1/20	5,000	4,965
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,290	5,855
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,818
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	6,734
San Antonio TX GO	4.000%	8/1/14	1,000	1,038
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,219
2 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	5.250%	12/1/39	10,000	10,199
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/36	3,295	3,264
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/43	1,000	976
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,208
Texas City TX Industrial Development Corp.
Marine Terminal Revenue (ARCO Pipe Line
Co. Project)	7.375%	10/1/20	17,310	22,721
Texas GO	5.000%	8/1/32	4,000	4,232
Texas GO	5.750%	8/1/32	10,380	10,491

1 Texas GO TOB VRDO	0.060%	8/1/13	4,000	4,000
1 Texas GO TOB VRDO	0.060%	8/2/13	7,000	7,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	8,820	9,647
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	672
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	525	576
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,335	1,446
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	900	964
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	1,125	1,188
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,200
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	6,815	7,746
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	2,000	1,945
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	5,000	4,733
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	34,082
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	32,439
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,679
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,602
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	8,525	8,677
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,454
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,048
Texas Transportation Commission Revenue	5.000%	8/15/41	2,500	2,395
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	5,194
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	13,703
University of Houston Texas Revenue	5.000%	2/15/22	2,560	2,913
University of Houston Texas Revenue	5.000%	2/15/43	12,485	12,704
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,000	2,280
Waco TX Education Finance Corp. Revenue
(Baylor University)	5.000%	3/1/43	2,000	2,024
				588,739
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	4,794
University of Utah Revenue	5.000%	8/1/43	3,500	3,623
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,611
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,344
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,218
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	1,915
				20,505

Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/34 (4)	8,250	8,196

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,177

Virginia (2.0%)
Arlington County VA GO	4.000%	8/1/27	4,000	4,162
Arlington County VA GO	4.000%	8/1/28	1,590	1,622
Chesapeake VA Toll Road Revenue	5.000%	7/15/47	6,250	5,595
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,030
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	10,593
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/37	6,000	6,055
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,557
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	7,500	7,625
Norfolk VA Economic Development Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/36	7,000	7,077
Norfolk VA Water Revenue	5.000%	11/1/28	1,000	1,086
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,696
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.125%	7/1/49	10,000	9,182
4 Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,949
University of Virginia Revenue	5.000%	6/1/32	1,000	1,092
University of Virginia Revenue	5.000%	6/1/37	8,000	8,591
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,296
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	10,715	12,396
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	12,622
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	18,348
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,208
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	8,365
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	8,569
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,342
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/24	5,000	5,839

Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/25	4,000	4,606
				161,503
Washington (1.6%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	10,891
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	8,987
King County WA Sewer Revenue	5.250%	1/1/42	2,500	2,661
King County WA Sewer Revenue	5.750%	1/1/43	7,170	7,930
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	10,972
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,081
Port of Seattle WA Revenue	5.000%	8/1/32	3,000	3,090
Port of Seattle WA Revenue	5.000%	8/1/33	2,000	2,053
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,135
University of Washington Revenue	5.000%	7/1/34	2,000	2,103
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	4,100	4,834
Washington GO	6.750%	2/1/15	1,520	1,612
Washington GO	5.000%	2/1/35	10,000	10,443
Washington GO	5.000%	8/1/35	2,000	2,094
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,129
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,106
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,608
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	4,900
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	7,499
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	12,940
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,186
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	8,342
Washington State University General Revenue	5.000%	10/1/27	2,760	3,013
				127,609
West Virginia (0.3%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	6,000	6,033
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,548
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,718
West Virginia University Revenue	5.000%	10/1/36	5,985	6,200
				21,499
Wisconsin (1.5%)
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/38	5,000	4,895
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,181
Wisconsin GO	5.000%	11/1/20	2,500	2,959

Wisconsin GO	5.000%	5/1/23	5,000	5,795
Wisconsin GO	6.000%	5/1/36	10,000	11,377
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,353
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	6,874
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,576
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	12,335
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	12,635	12,445
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	9,670	9,372
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,788
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,409
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,166
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	2,950	2,973
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/24	3,000	3,360
Wisconsin Transportation Revenue	4.500%	7/1/15 (Prere.)	11,470	12,360
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	2,998
				117,216
Total Tax-Exempt Municipal Bonds (Cost $7,680,633)				7,829,830
			Shares
Temporary Cash Investment (1.5%)
Money Market Fund (1.5%)
5 Vanguard Municipal Cash Management
Fund (Cost $118,978)	0.070%		118,978,392	118,978

Total Investments (99.9%) (Cost $7,799,611)				7,948,808
Other Assets and Liabilities-Net (0.1%)				6,744
Net Assets (100%)				7,955,552

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $82,875,000, representing 1.0% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2013.
3 Adjustable-rate security.
4 Securities with a value of $442,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,829,830	—
Temporary Cash Investments	118,978	—	—
Futures Contracts—Assets[1]	27	—	—
Total	119,005	7,829,830	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with it clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Long-Term Tax-Exempt Fund

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	(15)	(1,897)	9
2-Year U.S. Treasury Note	September 2013	859	189,248	428

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $7,830,938,000. Net unrealized appreciation of investment securities for tax purposes was $117,870,000, consisting of unrealized gains of $306,032,000 on securities that had risen in value since their purchase and $188,162,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of July 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
Alabama (0.4%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,319
Birmingham AL GO	0.000%	3/1/37	2,500	2,072
Butler AL Industrial Development Board Solid
Waste Disposal Revenue (Georgia-Pacific
Corp. Project)	5.750%	9/1/28	1,350	1,396
Camden AL Industrial Development Board
Exempt Facilities Revenue (Weyerhaeuser
Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,060
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,078
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	6,300	6,280
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,004
				25,209
Alaska (0.4%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,378
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	4,000	4,374
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	1,400	1,617
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	12,400	14,323
				26,692
Arizona (2.8%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	5,855
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,196
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,649
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	7,973
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/42	2,500	2,298
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	5,900	6,141
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	8,790	9,268

Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	5,500	6,433
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.250%	7/1/32	5,950	6,132
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	12,745
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	10,175	10,429
Phoenix AZ Industrial Development Authority
Solid Waste Revenue (Republic Services Inc.)
PUT	0.570%	8/1/13	102,830	102,830
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	2,659
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	18,116
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,691
				198,415
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (ETM)	1,510	1,623

California (15.2%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	10,414
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/24 (2)	5,250	5,611
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	358
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	2,500	2,785
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	3,700	3,736
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/48	2,500	2,539
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/53	3,350	3,380
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	0.960%	5/1/23	10,000	9,917
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.160%	4/1/24	10,000	10,032
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	5,921
California GO	5.500%	4/1/18	15,000	17,814
California GO	5.000%	10/1/20	10,000	11,781
California GO	5.000%	11/1/21	13,845	15,768
California GO	5.250%	9/1/22	8,830	10,391
California GO	5.000%	10/1/23	15,325	17,623
California GO	5.250%	9/1/24	6,500	7,330
California GO	5.000%	10/1/25	4,000	4,306
California GO	5.000%	9/1/29	4,565	4,813
California GO	5.000%	10/1/29	9,300	9,777
California GO	6.000%	3/1/33	3,000	3,422
California GO	5.125%	4/1/33	15,000	15,543
California GO	6.500%	4/1/33	34,000	39,790
California GO	5.000%	9/1/36	3,250	3,326
California GO	5.000%	2/1/38	10,000	10,205

California GO	5.250%	3/1/38	5,000	5,164
California GO	5.500%	11/1/39	10,000	10,651
California GO	6.000%	11/1/39	5,000	5,648
California GO	5.250%	11/1/40	13,500	13,884
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	4,663
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,496
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	5,563
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	10,000	9,543
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.250%	8/15/41	3,000	3,037
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/37	4,500	4,487
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,704
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,000	5,186
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/35	2,075	2,076
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,469
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/30	10,000	10,517
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	3,734
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.570%	8/1/13	15,000	15,000
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,114
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,040
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.000%	7/1/27	6,185	6,204
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	5.125%	5/1/14	2,250	2,310
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,071
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,566
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	1.875%	4/1/15	6,000	5,973
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,195

California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,312
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,036
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	7,000	7,123
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/26	8,795	9,375
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	5,000	5,243
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,232
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	3,731
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	7,419
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	10,000	10,666
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	8,959
California State University Revenue Systemwide	5.250%	11/1/34	9,275	9,788
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	14,500	14,325
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,218
1 Clovis CA Unified School District GO	5.000%	8/1/38	5,000	4,965
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,087
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	554
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/37	10,000	10,094
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	25,000	25,304
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	18,445	16,673
Golden State Tobacco Securitization Corp.
California	5.300%	6/1/37	7,000	5,396
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	20,885	14,817
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	7,000	5,432
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,017
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,624
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.200%	9/1/13 (Prere.)	740	765
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.250%	9/1/13 (Prere.)	1,970	2,037
Kern County CA GO	5.750%	8/1/35 (12)	4,500	4,935
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	2,770
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	2,776
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,403

Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,309
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	912
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	907
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	912
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	3,643
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	2,736
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,811
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	5,074
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	6,676
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,111
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24 (4)	8,000	8,657
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	3,892
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	8,890
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,525
Merced CA Irrigation District Electric System
Revenue	5.000%	9/1/26 (10)	6,000	6,047
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	11,829
Mount Diablo CA Unified School District GO	5.000%	6/1/37	5,740	5,891
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	8,324
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,244
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	2,972
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	9,579
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	2,856
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	8,254
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	4,704
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,362
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	10,098
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,253
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	10,013
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,014
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,009
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,003
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/38	8,995	8,564
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	945
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	11,183
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	385	414
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,616
San Bernardino CA City Unified School District
GO	5.000%	8/1/25 (4)	1,000	1,072

San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,384
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,553
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	14,774
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	33,211
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,086
San Diego CA Community College District GO	5.000%	8/1/43	12,000	12,459
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,175
San Diego CA Unified School District GO	0.000%	7/1/30	20,000	8,214
San Diego CA Unified School District GO	0.000%	7/1/45	24,520	3,978
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	23,857
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	30,224
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,063
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,114
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	10,268
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,423
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,130
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,603
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,630
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,263
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,519
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	998
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,305
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,100
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	8,168
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,445
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	786
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,575	1,631
San Marcos CA Public Facilities Authority Tax
Allocation Revenue (Project Areas No. 2 &
No. 3 Financing Project)	5.000%	8/1/35 (2)	5,385	5,005

San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,181
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	1,784
Santa Margarita CA Water District Community
Facilities District No. 99-1 Special Tax
Revenue	6.000%	9/1/13 (Prere.)	3,000	3,015
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	10,741
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,882
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,444
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	3,229
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/25	1,000	1,088
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/30	1,230	1,271
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	1,750	1,801
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,068
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,065
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,501
Westlands CA Water District Revenue	5.000%	9/1/29 (4)	1,805	1,878
				1,079,568
Colorado (2.1%)
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	11,500	11,580
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	2,982
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	7,767
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	7,951
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	1,040	1,097
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	5,000	4,993
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	7,843
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,793
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,285
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	17,047
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	8,105
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	8,789
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,000	3,790
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	11,409
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,061
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,474
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,049

Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,037
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	513
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,403
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	11,500	12,321
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,053
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	12,442
				146,784
Connecticut (0.5%)
Connecticut GO	5.000%	12/1/15	1,200	1,324
Connecticut GO	5.000%	12/1/15 (14)	6,650	6,913
Connecticut GO	5.000%	11/1/16	6,000	6,786
Connecticut GO	5.000%	11/1/16	8,100	9,161
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	3,995
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	7,500	7,417
				35,596
Delaware (0.1%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,011
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	1,165	1,174
				5,185
District of Columbia (0.4%)
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	6,000	5,156
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	10,740
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,143
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/43	3,340	3,294
				30,333
Florida (6.5%)
Beacon Lakes FL Community Development
Special Assessment Revenue	6.900%	5/1/35	14,160	14,297
Broward County FL Airport System Revenue	5.000%	10/1/37	6,180	6,019
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,514
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	7,809
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,734
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,620
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,641

Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	8,450	9,523
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	2,070	2,116
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	5,963
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,431
Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.250%	4/1/42	2,000	1,898
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	5,230	5,304
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	3,300	3,472
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	3,710	4,011
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	5,595	5,897
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,398
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,545
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,727
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/26	5,500	5,930
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,065
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	416
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,645
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,214
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/13 (Prere.)	2,185	2,203
Jacksonville FL Port Authority Revenue	5.000%	11/1/38	5,000	4,867
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	8,939
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	720
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,429
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	18,350	18,452
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	8,193
Martin County FL Industrial Development
Authority (Indiantown Cogeneration, LP
Project)	3.950%	12/15/21	7,400	6,807
Martin County FL Industrial Development
Authority (Indiantown Cogeneration, LP
Project)	4.200%	12/15/25	20,000	17,459
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,090

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	5,000	5,317
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,201
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,244
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,166
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	5,000	5,103
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	7,434
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	11,440	11,744
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	5,000	5,051
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	17,024
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	4,617
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38 (11)	8,770	8,336
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	8,181
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,152
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	3,773
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.625%	8/1/14	4,000	4,042
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,392
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,341
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	1,754
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	6,355
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,448
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/33	3,000	3,063
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,107
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	999
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,275
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	25,000	28,462
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	10,000	10,380

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	10,164
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,675	1,881
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	6,822
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,099
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	1,680	1,763
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,585
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	8,744
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,802
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	7,407	7,522
				459,691
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,243
Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,329
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,036
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,869
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	17,223
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,218
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	2,865	3,029
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	6,911
Georgia GO	5.000%	7/1/15	8,200	8,919
Georgia GO	5.000%	7/1/15	2,570	2,795
Georgia GO	5.000%	7/1/15	2,400	2,611
Georgia GO	5.000%	7/1/15	7,820	8,506
Georgia GO	5.500%	7/1/15	19,095	20,953
Georgia GO	5.000%	11/1/16	8,055	9,145
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,403
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	3,290	3,665
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,385	5,974
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	16,653
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	1,270	1,386
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/20	5,150	5,679
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,586

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	1,990	2,211
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,161
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	410	447
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,116
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	6,148
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	7,902
Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	2,982
				166,100
Hawaii (0.7%)
Hawaii Airports System Revenue	5.000%	7/1/22	5,000	5,507
Hawaii Airports System Revenue	5.000%	7/1/23	5,000	5,441
Hawaii Airports System Revenue	5.000%	7/1/24	5,000	5,328
Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	8.000%	11/15/13 (Prere.)	8,750	9,121
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,343
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,352
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,100
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,334
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,535
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,781
				52,842
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,228
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,383
				16,611
Illinois (7.6%)
Chicago IL Board of Education GO	5.000%	12/1/29	5,000	4,950
Chicago IL Board of Education GO	5.000%	12/1/31	7,000	6,950
Chicago IL Board of Education GO	5.000%	12/1/42	27,925	27,006
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	8,771
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,382
Chicago IL GO	5.000%	12/1/23	6,970	7,358
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,836
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,696
Chicago IL GO	5.250%	1/1/35	6,000	6,014
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,435
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,778
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,159
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,547
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	7,973
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	10,854
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,725
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	15,292
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	7,321
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,121
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	12,735
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,607
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,073

Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,528
Chicago IL Water Revenue	5.250%	11/1/38	15,000	15,184
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	527
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,917
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	3,195	3,142
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,170
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,596
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	7,210
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	22,672
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/27 (14)	8,230	8,341
Illinois Finance Authority Revenue (Elmhurst
Memorial Healthcare) VRDO	0.050%	8/1/13 LOC	24,000	24,000
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	9,235	7,937
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,541
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,046
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	5,335
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	6,000	6,449
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	4,000	4,288
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,097
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,359
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	11,733
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,265	6,748
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	5,833
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	10,262
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	4,930
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	11,140
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	15,156
Illinois Finance Authority Revenue (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	3,000
Illinois Finance Authority Student Housing
Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	3,439
Illinois GO	5.000%	8/1/20	4,000	4,405
Illinois GO	5.000%	8/1/21	8,000	8,654

Illinois GO	5.000%	3/1/22	5,000	5,370
Illinois GO	5.000%	3/1/23	6,165	6,520
Illinois GO	5.000%	8/1/23	5,000	5,310
Illinois GO	5.000%	3/1/24	5,000	5,225
Illinois GO	5.000%	8/1/24	13,660	14,261
Illinois GO	5.000%	8/1/25	3,000	3,084
Illinois GO	5.500%	7/1/33	3,350	3,393
Illinois GO	5.500%	7/1/38	7,500	7,562
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	7,978
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,165
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,241
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,186
Illinois Unemployment Insurance Fund Building
Receipts Revenue	4.000%	6/15/20	5,000	5,139
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	4,500	4,772
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,541
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,039
3 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	0.410%	8/7/13 (ETM)	11,320	11,320
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,558
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	16,367
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	10,265	10,931
				537,184
Indiana (1.9%)
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/42	14,000	13,363
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	4,928
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	5,853
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,156
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,349
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	12,500	11,185
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	23,025	20,342
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	25,884
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	14,913
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	14,500	16,102
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,427

Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,057
				132,559
Iowa (1.1%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	20,500	20,042
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	20,000	19,754
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	14,191
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	25,000	21,385
				75,372
Kansas (0.3%)
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,110
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	6,887
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	7,916
				17,913
Kentucky (0.6%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/17 (14)	7,500	8,007
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,042
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	3,830	3,986
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	11,234
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.650%	4/3/17	8,500	8,510
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	6,500	6,439
				46,218
Louisiana (1.3%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	6,815
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	4,065	4,299
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	10,631
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	8,739
3 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	10,000	9,211

Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	7,820
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	17,890
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,664
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/29	1,500	1,509
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,206
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,662
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	12,450
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/35	5,000	4,898
				93,794
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	4,000	3,970
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	3,460	3,613
				7,583
Maryland (1.3%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/22	4,000	4,659
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/23	1,130	1,299
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,324
1 Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	4,877
Harford County MD GO	5.000%	7/1/15	2,000	2,176
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	4,205	4,412
3 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.360%	8/7/13	6,325	6,325
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	2,639
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,421
Maryland GO	5.000%	11/1/15	6,000	6,610
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,247
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,218
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	7,267
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	6,741
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	320	330
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,036

Prince Georges County MD GO	5.000%	9/15/15	3,740	4,100
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,315
				88,996
Massachusetts (2.1%)
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.410%	8/7/13	13,005	13,005
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	12,936
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	1,500	1,484
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	1,375	1,313
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	6,665
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	8,468
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,006
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,662
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,427
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,335
Massachusetts GO	5.000%	8/1/14	11,865	12,426
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	8,753
Massachusetts GO	5.000%	10/1/15	2,000	2,194
Massachusetts GO	5.500%	12/1/22 (4)	5,000	6,124
Massachusetts GO	5.250%	9/1/23 (4)	5,270	6,304
Massachusetts GO	5.500%	12/1/23 (2)	1,940	2,367
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,650	6,658
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	5,653
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,415
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,300	1,317
Massachusetts Port Authority Revenue	5.000%	7/1/32	1,000	1,008
Massachusetts Port Authority Revenue	5.000%	7/1/37	1,095	1,093
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	6,000	6,548
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	5,000	5,903
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	15,343
				147,407
Michigan (2.2%)
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	5,573
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	12,887
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	4,716
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	9,747
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	9,966

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,426
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	4,120	4,823
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/39	7,750	7,671
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	4,060	4,458
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/23	7,500	7,793
Michigan GO	5.250%	9/15/26 (4)	12,000	13,040
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	26,000	24,963
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,063
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,316
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	14,409
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,775	3,763
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,418
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	9,898
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,147
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,008
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	1,900
				159,985
Minnesota (0.5%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,074
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,524
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	9,511
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	895	964
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	5,958
St. Paul MN Port Authority Solid Waste Disposal
Revenue (Gerdau St. Paul Steel Mill Project)	4.500%	10/1/37	8,500	6,810
				35,841
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	11,376
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,505
				16,881

Missouri (0.7%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,113
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,612
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,603
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	9,000	9,010
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	6,707
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	3,715	3,943
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	2,350	2,543
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	4,275	4,617
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	2,009
				50,157
Montana (0.0%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	1,495	1,510

Nebraska (0.1%)
Washington County NE Wastewater & Solid
Waste Disposal Facilities Revenue (Cargill
Inc. Project) PUT	1.375%	9/1/15	4,500	4,511

Nevada (0.4%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	6,500	6,347
Clark County NV School District GO	5.000%	6/15/25	10,000	10,979
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,184
Las Vegas Valley Water District Nevada GO	5.000%	6/1/28	3,000	3,203
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,880
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,450	2,576
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,786
				31,955
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,325
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,236

New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	7,731
				13,292
New Jersey (8.3%)
1 Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	4,931
Essex County NJ BAN	1.500%	9/26/13	4,500	4,509
New Jersey COP	5.250%	6/15/27	5,000	5,297
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	475	480
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	705
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,149
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	2,000	2,003
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	1,886
New Jersey Economic Development Authority
Revenue	5.000%	3/1/23	20,000	22,195
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/14 (Prere.)	6,500	6,798
4 New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	20,000	20,960
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,000	8,064
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	6,400	7,488
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,605
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,810	3,263
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,237
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	9,057
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,926
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,112
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	7,994
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,304
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	875	960
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	2,000	2,106
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,563

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	10,854
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,057
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	6,000	6,074
New Jersey Economic Development Authority
Revenue (Waste Management of New Jersey,
Inc. Project)	2.200%	11/1/13	3,500	3,502
New Jersey Economic Development Authority
Revenue(Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,359
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,224
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	12,125
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	4,750	4,455
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	8,583
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15 (ETM)	75	82
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,390	4,806
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,444
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Marlboro Psychiatric Hospital
Project)	5.000%	9/15/29	5,000	5,128
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,486
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,028
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,480
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,397
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,500	2,699
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,671
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/27	5,500	5,637
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,362
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.550%	8/7/13 (4)	6,690	6,690
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	26,739
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,604
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	7,000	8,258

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	6,250	7,192
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	3,160	3,750
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/21	8,275	9,474
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	4,025	4,758
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	18,027
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,160	1,363
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,870
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	5,000	5,632
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	16,093
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	7,223
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,542
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	22,476
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	16,940	18,040
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	1,566
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	31,150	8,744
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	5,000	5,192
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	14,500	3,300
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,583
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	11,000	2,332
2 New Jersey Turnpike Authority Revenue	0.540%	1/1/17	17,000	17,009
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	13,295	13,838
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	11,785	12,222
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	19,818
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	8,000	8,161
2 New Jersey Turnpike Authority Revenue PUT	0.590%	1/1/16	4,500	4,502
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	35,245	30,378
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	3,628
				591,382
New Mexico (0.3%)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	19,750	17,119
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	3,490	3,768

New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	2,740	2,953
				23,840
New York (12.5%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,532
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	5,000	5,207
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	3,745	3,900
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/14 (Prere.)	4,500	4,687
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	2,500	2,834
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	14,500	13,085
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	13,000	13,802
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,000	11,388
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/24	5,000	5,635
Nassau County NY GO	4.000%	10/1/21	9,400	9,841
New York City NY GO	5.000%	11/1/14 (Prere.)	7,225	7,653
New York City NY GO	5.000%	8/1/20	4,330	5,071
New York City NY GO	5.000%	8/1/20	3,905	4,573
New York City NY GO	5.000%	8/1/22	10,255	11,928
New York City NY GO	5.000%	8/1/23	3,900	4,520
New York City NY GO	5.000%	8/1/23	6,250	7,243
New York City NY GO	5.000%	1/1/25	5,750	6,362
New York City NY GO	5.000%	11/1/26	7,775	8,211
New York City NY GO	5.000%	8/1/31	6,000	6,274
New York City NY GO	5.000%	8/1/32	10,000	10,387
1 New York City NY GO	5.000%	8/1/36	15,000	15,525
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,097
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	3,889
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	2,881
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	31,000	34,040
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,535
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,823

New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,893
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,320
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	10,468
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	7,809
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	15,676
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	10,582
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,116
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	14,750	15,114
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	15,000	15,387
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,423
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,223
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	8,882
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	12,268
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	8,807
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,000	9,053
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,430	19,318
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/23	2,905	3,372
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	6,000	6,945
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	8/1/13	19,905	19,905
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,048
New York Liberty Development Corp. Revenue	5.000%	11/15/44	8,000	7,924
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	9,512
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	6,496
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/20 (14)	6,650	7,782
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	9,100	10,210
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	3,450	3,836
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,633
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	10,000	10,554
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,662

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	13,000	13,528
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,075
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,064
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,371
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	2,624
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	14,000	14,112
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	8,647
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	10,084
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,000	8,067
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	13,267
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	5,000	5,015
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	10,917
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,304
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	5,907
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,081
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/26	2,570	2,769
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	6,000	6,216
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	1,000	1,004
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	8,677
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,140
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	8,948
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	0.914%	5/1/18	21,200	21,058
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	5,220	5,611
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,468
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	280	298
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/37	6,400	6,640
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,465	1,651

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	3,490	3,866
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/21	10,710	12,446
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,234
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,135
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,086
1 New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,192
New York State Environmental Facilities Corp.
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	0.550%	8/1/13	8,000	8,000
3 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.360%	8/7/13	10,920	10,920
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	8/1/13	4,700	4,700
New York State Thruway Authority Revenue	5.000%	1/1/37	20,000	20,398
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	10,000	10,530
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	8,000	8,278
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital Health
Center)	5.000%	7/1/42	8,415	7,530
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/24	5,985	6,530
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/25 (4)	8,690	9,090
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,267
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	9,062
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	10,161
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	27,112
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,312
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,377
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.625%	6/1/44	4,500	4,207
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	3,500	2,966
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,235	3,216

Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	2,838
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	3,000	2,756
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,284
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,124
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	9,500	6,168
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	4,498
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,250
				885,217
North Carolina (0.9%)
Charlotte NC GO	5.250%	6/1/14	1,300	1,355
Mecklenburg County NC GO	5.000%	12/1/24	2,500	2,978
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Republic Services
Inc. Project) PUT	0.500%	9/3/13	7,000	7,000
North Carolina GO	5.000%	4/1/14	10,100	10,424
North Carolina GO	5.500%	3/1/15	2,355	2,547
North Carolina GO	5.000%	6/1/15	3,000	3,253
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	865	901
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	2,320	2,364
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,815
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/23	9,785	10,653
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,007
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,724
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	2,826
Wake County NC GO	5.000%	2/1/16	7,800	8,653
Wake County NC GO	5.000%	3/1/22	1,865	2,220
				61,720
Ohio (2.0%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	10,562
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	7,000	6,961

Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,214
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	4,085	3,248
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	18,195	13,775
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	3,985
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	5,350	4,117
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	15,000	11,158
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	5,215	4,239
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,125
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,158
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,420
Columbus OH GO	5.000%	12/15/15	3,210	3,481
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,291
Muskingum County OH Hospital Facilities
Revenue (Genesis Healthcare System
Project)	5.000%	2/15/33	3,000	2,702
Muskingum County OH Hospital Facilities
Revenue (Genesis Healthcare System
Project)	5.000%	2/15/44	4,000	3,418
Ohio GO	4.500%	9/15/22 (14)	2,030	2,169
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	9,836
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	12,000	11,761
1 Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	1,000	1,033
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,844
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,779
Scioto County OH Marine Terminal Facilities
Revenue (Norfolk Southern Corp. Project)	5.300%	8/14/13	14,750	14,774
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	2,934
				138,984
Oklahoma (0.5%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,620
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	4,903
Oklahoma City OK GO	5.000%	3/1/21	1,500	1,781
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.000%	4/1/33	1,000	874
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	10,260	8,762
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	2,060	2,129

Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	2,165	2,360
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	3,015	3,256
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	4,555	4,966
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	4,980
				38,631
Oregon (0.1%)
Oregon Health & Science University Revenue	5.750%	7/1/39	6,750	7,418

Pennsylvania (3.6%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,338
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	497
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,081
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.004%	2/1/37	10,425	9,461
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,800	2,756
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	4,500	4,170
Bucks County PA GO	5.000%	12/1/21	1,250	1,482
Bucks County PA GO	5.000%	12/1/22	1,650	1,952
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	2,975	2,857
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/22	1,000	1,147
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	3,547
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	1,006
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	500
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,371
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	3,345
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,049
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	2,899

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,689
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,097
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	6,611
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/13 (2)	2,500	2,514
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,110
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,578
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,351
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.100%	10/1/13	5,000	5,000
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	7,250	7,531
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	10,520
Pennsylvania GO	5.000%	4/1/22	12,875	15,095
Pennsylvania GO	5.000%	4/1/23	10,000	11,741
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,170
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	5,300	5,044
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	6,360
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	10,633
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,201
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,110
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,529
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	10,000	10,216
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,758
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,250	4,735
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,740	6,807
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,141
Philadelphia PA School District GO	6.000%	9/1/38	13,000	13,907
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	0.834%	12/1/17	24,855	24,432
				256,338
Puerto Rico (1.7%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/24	5,000	4,651

Puerto Rico Aqueduct & Sewer Authority
Revenue	6.125%	7/1/24	5,000	4,955
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,655	3,694
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	5,230	4,074
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (3)(14)	5,000	4,565
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,000	4,253
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,150	4,400
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/42	17,500	13,591
Puerto Rico GO	5.500%	7/1/39	4,000	3,332
Puerto Rico GO	5.000%	7/1/41	6,970	5,311
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/39 (3)	2,610	2,186
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	12,245	11,726
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	17,570	18,951
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	382
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/36	12,175	2,728
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	63,370	12,230
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	18,403
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	1,744
				121,176
South Carolina (1.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	5,000	5,543
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/15 (Prere.)	14,650	16,241
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	10,816
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,390	1,226
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/32	10,900	10,990
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,390
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	10,804
Richland County SC Environmental
Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,714
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.000%	5/1/21	2,000	2,035
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,537
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.000%	5/1/22	2,000	2,007
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.000%	5/1/28	3,250	3,040
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	16,094
				101,437

South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	9,888

Tennessee (2.4%)
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/24	4,350	4,724
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	20,320
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/32	2,400	2,284
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/37	3,235	3,025
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,420	26,378
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	21,766
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	500	544
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	22,820	24,686
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	8,107
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	3,460	3,743
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,295	2,526
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	730	777
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	5,845	6,363
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,055	2,183
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,655	1,797
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,690	5,981
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	2,500	2,697
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,925	2,057
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,015	16,172
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	3,880	4,034
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	5,100	5,250
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,840	1,935
				167,349
Texas (8.3%)
1 Bexar County TX GO	5.000%	6/15/34	10,000	10,558

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,350
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	925
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	5,000	4,681
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	2,000	1,886
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,608
Dallas-Fort Worth TX International Airport Joint
Improvement Revenue	5.000%	11/1/42	10,000	9,442
1 Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	4,450	4,563
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	6,701
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	12,500	11,880
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	6,734
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	11,166
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,143
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/33	3,000	2,887
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,390
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,626
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	8/1/13	2,100	2,100
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,827
Houston TX Airport System Revenue	5.000%	7/1/22	10,100	11,125
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,264
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	4,880
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,437
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal E
Project)	6.750%	7/1/29	10,000	10,003
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.000%	11/1/28	4,000	3,908
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	12
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	18
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	249
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,165
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	7,529
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,546
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,770	5,081
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,052
Matagorda County TX Navigation District No. 1
Collateralized Revenue (Centerpoint Energy
Houston Electric LLC Project) PUT	5.600%	3/1/14	7,500	7,689

Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,108
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,077
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Republic Services
Inc.) PUT	0.570%	8/1/13	10,000	10,000
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,043
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,194
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	7,420
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	12,821
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	13,091
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	8,637
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	30,448
North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	16,788
North Texas Tollway Authority System Revenue	5.500%	9/1/41	7,705	8,249
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,535
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,733
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,040	1,168
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,490	8,226
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	5.250%	12/1/39	10,000	10,199
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.250%	8/15/28	4,000	4,145
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/33	11,840	11,810
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,831
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	10,000	10,815
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	2,385	2,499
Texas GO	5.750%	8/1/31	420	425
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.883%	9/15/17	25,765	25,626
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	12,091
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	11,196
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	16,907
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,550	1,610
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	17,710	20,129
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	5,000	4,879
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	271

Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	54,491
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,334
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	23,623
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	11,779
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,602
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	5,325	5,420
University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	4,127
				591,772
Utah (0.8%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	6,000	6,847
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	8/1/13	28,955	28,955
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	4,691
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	3,862
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	4,868
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,619
Utah GO	5.000%	7/1/15	5,000	5,441
				58,283
Vermont (0.3%)
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	4,420	4,559
2 Vermont Student Assistance Corp. Education
Loan Revenue	1.773%	6/1/22	9,162	9,190
2 Vermont Student Assistance Corp. Education
Loan Revenue	3.274%	12/3/35	10,000	10,067
				23,816
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,550
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,012
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	1,924
				7,486
Virginia (1.9%)
3 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	445	553
Charles City County VA Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.875%	4/1/15	2,500	2,489
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	5,000	2,253
Chesapeake VA Toll Road Revenue	5.000%	7/15/47	3,000	2,686
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,101
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,898

Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	4,500	4,484
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Vinson Hall LLC)	5.000%	12/1/32	1,500	1,383
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Vinson Hall LLC)	5.000%	12/1/42	2,800	2,457
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,218
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	4,772
Lynchburg VA Industrial Development Authority
Healthcare Facilities Revenue (Centra Health
Inc.)	5.200%	1/1/18	515	516
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/33	4,500	4,544
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.125%	7/1/49	8,230	7,556
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,070	5,916
Tobacco Settlement Financing Corp Virginia
Revenue	5.000%	6/1/47	4,995	3,432
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	10,949
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	6,775
Virginia GO	5.000%	6/1/23	2,000	2,394
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	8,000	7,532
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	16,000	16,120
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	16,350	15,095
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	10,189
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	1/1/40	17,750	15,182
				135,494
Washington (1.0%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,784
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,405
Port Bellingham WA Industrial Development
Corp. Environmental Facilities Revenue (BP
West Coast Products LLC Project)	5.000%	1/1/16	5,095	5,571
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/16	2,000	2,233
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	2,000	2,306

Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,645
Port of Seattle WA Revenue	5.000%	8/1/22	2,500	2,796
Port of Seattle WA Revenue	5.000%	8/1/23	2,810	3,104
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,210
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,364
Washington GO	5.000%	8/1/14	3,390	3,552
Washington GO	5.000%	7/1/15 (2)	2,425	2,634
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	7,588
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,216
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,132
				70,540
West Virginia (0.3%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	10,205	10,261
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,548
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,201
				19,010
Wisconsin (2.0%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	2,658
Public Finance Authority of Wisconsin Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	10,500	9,709
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	12,250	12,399
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,076
Public Finance Authority of Wisconsin Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,000	4,533
Public Finance Authority of Wisconsin CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	12,000	13,345
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,543
Wisconsin GO	6.000%	5/1/27	17,000	19,645
Wisconsin GO	6.250%	5/1/37	20,200	23,209
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	5,839
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,011
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/14 (Prere.)	3,500	3,735
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,089
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.000%	11/15/44	10,000	9,692

Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/32	5,500	5,544
				141,027
Total Tax-Exempt Municipal Bonds (Cost $7,110,269)				7,156,615
			Shares
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
5 Vanguard Municipal Cash Management Fund
(Cost $15,921)	0.070%		15,921,000	15,921

Total Investments (100.9%) (Cost $7,126,190)				7,172,536
Other Assets and Liabilities-Net (-0.9%)				(63,033)
Net Assets (100%)				7,109,503

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2013.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $71,239,000, representing 1.0% of net assets.
4 Securities with a value of $528,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

High-Yield Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,156,615	—
Temporary Cash Investments	15,921	—	—
Futures Contracts—Assets[1]	27	—	—
Total	15,948	7,156,615	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange; monitors the financial strength of its clearing brokers and clearinghouse; and has entered into clearing agreements with it clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

High-Yield Tax-Exempt Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2013	(13)	(1,644)	8
2-Year U.S. Treasury Note	September 2013	855	188,367	426

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At July 31, 2013, the cost of investment securities for tax purposes was $7,135,313,000. Net unrealized appreciation of investment securities for tax purposes was $37,223,000, consisting of unrealized gains of $247,271,000 on securities that had risen in value since their purchase and $210,048,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of July 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.6%)
Alabama (0.4%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.060%	8/7/13	16,195	16,195
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.100%	8/7/13	685	685
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.090%	8/7/13	27,000	27,000
Homewood AL Educational Building Authority
Revenue (Samford University) VRDO	0.050%	8/7/13 LOC	24,298	24,298
				68,178
Alaska (0.2%)
Alaska GO	4.000%	8/1/14	3,300	3,425
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.090%	8/7/13	10,365	10,365
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.100%	8/7/13 LOC	25,000	25,000
				38,790
Arizona (1.8%)
Apache County AZ Industrial Development
Authority Pollution Control Revenue (Tucson
Electric Power Co. Project) VRDO	0.050%	8/7/13 LOC	45,225	45,225
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.060%	8/7/13	9,750	9,750
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.040%	8/7/13 LOC	69,900	69,900
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.070%	8/7/13 LOC	25,715	25,715
Arizona School Facilities Board Revenue
(School Trust)	5.750%	7/1/14 (Prere.)	10,835	11,359
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.060%	8/7/13	7,860	7,860
Coconino County AZ Pollution Control Corp.
Revenue (Tucson Electric Power Navajo
Project) VRDO	0.100%	8/7/13 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.060%	8/7/13	11,195	11,195
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.090%	8/7/13	11,945	11,945
Maricopa County Community College District
GO	2.000%	7/1/14	7,500	7,623
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.140%	8/7/13	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.060%	8/7/13 LOC	22,225	22,225
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.060%	8/7/13 LOC	20,340	20,340
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.060%	8/7/13	8,240	8,240

1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.070%	8/7/13	4,995	4,995
1 Salt River AZ Project Agricultural Improvement
& Power District Electric System Revenue
TOB VRDO	0.060%	8/7/13	4,000	4,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.060%	8/7/13	6,500	6,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.060%	8/7/13	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.070%	8/7/13	4,500	4,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.070%	8/7/13	4,560	4,560
1 Tempe AZ Union High School District TOB
VRDO	0.060%	8/7/13	6,840	6,840
				318,072
California (3.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.040%	8/7/13 LOC	7,000	7,000
Berkeley CA TRAN	1.000%	7/10/14	12,495	12,589
California Community College Financing
Authority TRAN	2.000%	12/31/13	14,000	14,102
California Community College Financing
Authority TRAN	2.000%	12/31/13	7,500	7,553
California Community College Financing
Authority TRAN	2.000%	6/30/14	27,000	27,442
1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.300%	8/8/13	19,885	19,885
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.060%	8/7/13	20,000	20,000
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.070%	8/7/13	5,050	5,050
California GO	5.000%	2/1/14 (Prere.)	5,825	5,965
California School Cash Reserve Program
Authority Pool TRAN	2.000%	10/1/13	10,000	10,030
California School Cash Reserve Program
Authority Pool TRAN	2.000%	10/1/13	21,190	21,254
California School Cash Reserve Program
Authority Pool TRAN	2.000%	12/31/13	2,500	2,518
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.050%	8/7/13	80,250	80,250
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.040%	8/7/13	7,260	7,260
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.060%	8/7/13	8,500	8,500
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.090%	8/7/13	17,545	17,545
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.060%	8/7/13 LOC	18,970	18,970
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.060%	8/7/13 LOC	12,800	12,800

East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.160%	9/6/13	15,000	15,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.160%	3/1/14	10,000	10,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.130%	4/5/14	11,500	11,500
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.030%	8/7/13	6,200	6,200
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.080%	12/20/13	8,200	8,200
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/4/14	8,400	8,400
2 Irvine CA Ranch Water District Revenue PUT	0.060%	3/4/14	8,570	8,570
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.060%	8/7/13 LOC	8,500	8,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	8/7/13	14,600	14,600
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	8/7/13	29,300	29,300
2 Los Angeles CA Unified School District GO TOB
PUT	0.100%	10/10/13	37,495	37,495
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	11/29/13	1,500	1,509
Los Angeles County CA Schools Pooled
Financing Program TRAN	2.000%	12/31/13	3,500	3,525
Los Angeles County CA TRAN	2.000%	6/30/14	25,000	25,414
1 Nuveen California Select Quality Municipal Fund
VRDP VRDO	0.140%	8/7/13 LOC	26,000	26,000
1 Orange County CA Sanitation District COP TOB
VRDO	0.060%	8/7/13	19,845	19,845
Riverside County CA TRAN	2.000%	3/31/14	39,000	39,476
1 Sacramento County CA Sanitation Districts
Financing Authority Revenue TOB VRDO	0.050%	8/7/13 LOC	4,950	4,950
San Bernardino County CA TRAN	2.000%	6/30/14	13,300	13,520
San Diego CA County TRAN	2.000%	4/30/14	3,510	3,556
San Diego CA USD TRAN	2.000%	1/31/14	23,600	23,817
1 San Diego County CA Regional Transportation
Commission Sales Tax Revenue TOB VRDO	0.220%	8/1/13	9,800	9,800
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.070%	8/7/13	3,600	3,600
1 San Mateo County CA Community College
District GO TOB VRDO	0.220%	8/1/13	4,260	4,260
1 San Mateo County CA Community College
District GO TOB VRDO	0.060%	8/7/13	9,500	9,500
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.060%	8/7/13	4,600	4,600
1 University of California Revenue TOB VRDO	0.060%	8/7/13	9,520	9,520
				659,370
Colorado (2.9%)
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.060%	8/7/13 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.110%	8/7/13 LOC	10,200	10,200
Colorado Education Loan Program TRAN	1.250%	6/27/14	60,000	60,579
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.060%	8/1/13 LOC	660	660
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.060%	8/7/13	9,415	9,415

Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.050%	8/7/13	42,400	42,400
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	6.125%	6/1/14 (Prere.)	2,545	2,667
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.050%	8/7/13 LOC	800	800
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.060%	8/7/13	7,000	7,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.070%	8/7/13	11,905	11,905
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.060%	8/7/13	14,320	14,320
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.050%	8/7/13	16,900	16,900
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.050%	8/7/13	31,595	31,595
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.060%	8/7/13	59,510	59,510
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/13	25,025	25,025
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/13	25,500	25,500
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.060%	8/7/13	12,500	12,500
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	27,840	27,840
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.060%	8/7/13	9,905	9,905
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/7/13	11,800	11,800
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	8/7/13	21,900	21,900
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.070%	8/7/13	11,300	11,300
Colorado Springs CO Utility System Revenue
VRDO	0.060%	8/7/13	33,755	33,755
Colorado Springs CO Utility System Revenue
VRDO	0.070%	8/7/13	12,700	12,700
1 Denver CO City & County Airport Revenue TOB
VRDO	0.090%	8/7/13 LOC	25,000	25,000
1 El Paso CO COP TOB VRDO	0.060%	8/7/13 LOC	11,040	11,040
				518,211
Connecticut (1.3%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.100%	8/7/13	10,335	10,335
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.040%	8/7/13	20,445	20,445
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.050%	8/7/13	45,725	45,725
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.050%	8/7/13	17,815	17,815
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.090%	8/7/13	21,495	21,495

1 Connecticut Special Tax Obligation Revenue
TOB VRDO	0.060%	8/7/13	3,000	3,000
Hartford County CT Metropolitan District BAN	2.000%	3/25/14	100,000	101,165
Hartford CT BAN	2.000%	4/10/14	13,000	13,154
				233,134
Delaware (0.0%)
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.300%	8/7/13	1,560	1,560

District of Columbia (1.1%)
1 District of Columbia COP TOB VRDO	0.060%	8/7/13 LOC	17,205	17,205
1 District of Columbia GO TOB VRDO	0.060%	8/7/13 LOC	22,745	22,745
2 District of Columbia Income Tax Revenue	0.360%	12/1/13	1,000	1,000
1 District of Columbia Income Tax Revenue TOB
VRDO	0.060%	8/7/13	7,855	7,855
1 District of Columbia Income Tax Revenue TOB
VRDO	0.070%	8/7/13	9,995	9,995
1 District of Columbia Income Tax Revenue TOB
VRDO	0.080%	8/7/13	4,200	4,200
District of Columbia TRAN	2.000%	9/30/13	100,000	100,300
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.060%	8/7/13 LOC	12,815	12,815
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.080%	8/7/13	11,865	11,865
1 Metropolitan Washington DC/VA Airports
Authority Airport System Revenue TOB VRDO	0.090%	8/7/13	9,305	9,305
				197,285
Florida (3.7%)
1 Brevard County FL School Board COP TOB
VRDO	0.060%	8/7/13 LOC	13,695	13,695
1 Broward County FL GO TOB VRDO	0.060%	8/7/13	8,115	8,115
1 Broward County FL School Board COP TOB
VRDO	0.060%	8/7/13 LOC	34,385	34,385
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.070%	8/7/13	5,660	5,660
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.220%	8/1/13	20,085	20,085
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	8/7/13	12,750	12,750
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	8/7/13	10,800	10,800
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	8/7/13	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.060%	8/7/13	12,000	12,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	8/7/13	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	8/7/13	10,160	10,160
1 Florida Department of Management Services
COP TOB VRDO	0.070%	8/7/13	6,955	6,955
1 Florida Department of Transportation Turnpike
Revenue TOB VRDO	0.080%	8/7/13	6,000	6,000
1 Florida GO TOB VRDO	0.060%	8/7/13	12,450	12,450
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.100%	8/7/13	2,580	2,580
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.040%	8/7/13 LOC	17,350	17,350

1 Florida Ports Financing Commission Revenue
TOB VRDO	0.410%	8/7/13	3,930	3,930
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.090%	8/7/13	12,000	12,000
Jacksonville FL Electric Authority Electric
System Revenue CP	0.120%	8/15/13	15,335	15,335
Jacksonville FL Electric Authority Electric
System Revenue CP	0.120%	9/4/13	20,755	20,755
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	8/7/13	7,770	7,770
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.060%	8/7/13	34,950	34,950
1 Jacksonville FL Special Revenue TOB VRDO	0.070%	8/7/13	3,900	3,900
Jacksonville Sales Tax Revenue	5.000%	10/1/13 (Prere.)	5,405	5,448
Liberty County FL Industrial Development
Revenue (Georgia-Pacific Corp. Project)
VRDO	0.070%	8/7/13 LOC	6,000	6,000
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.060%	8/7/13 LOC	33,385	33,385
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) VRDO	0.050%	8/7/13 LOC	2,650	2,650
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.050%	8/7/13 LOC	5,140	5,140
1 Miami-Dade County FL School Board COP TOB
VRDO	0.060%	8/7/13 LOC	15,990	15,990
1 Miami-Dade County FL School Board COP TOB
VRDO	0.070%	8/7/13 (13)	8,930	8,930
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.060%	8/1/13 LOC	16,925	16,925
North Broward FL Hospital District Revenue
VRDO	0.040%	8/7/13 LOC	52,000	52,000
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.070%	8/7/13 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.060%	8/7/13	24,775	24,775
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.060%	8/7/13	15,550	15,550
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.100%	8/7/13	1,470	1,470
1 Orange County FL School Board COP TOB
VRDO	0.060%	8/7/13 LOC	34,740	34,740
1 Orange County FL School Board COP TOB
VRDO	0.080%	8/7/13	8,000	8,000
1 Orange County FL School Board COP TOB
VRDO	0.080%	8/7/13	19,070	19,070
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.050%	8/7/13 LOC	20,000	20,000
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.060%	8/7/13	8,395	8,395
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.140%	8/7/13 LOC	11,385	11,385
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.070%	8/7/13 LOC	5,700	5,700

Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.050%	8/7/13 LOC	4,400	4,400
1 Palm Beach County FL School Board COP TOB
VRDO	0.110%	8/7/13	2,935	2,935
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.070%	8/7/13	5,535	5,535
Polk County FL Industrial Development Authority
Health Care Facilities Revenue (Winter Haven
Hospital Project) VRDO	0.050%	8/7/13 LOC	8,800	8,800
1 South Florida Water Management District COP
TOB VRDO	0.060%	8/1/13	2,100	2,100
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.120%	8/7/13	42,995	42,995
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.080%	8/7/13	6,730	6,730
				660,568
Georgia (4.3%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.050%	8/7/13 LOC	24,750	24,750
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.060%	8/7/13 LOC	6,600	6,600
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.060%	8/7/13 LOC	10,800	10,800
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.060%	8/7/13 LOC	26,325	26,325
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.090%	8/7/13	11,990	11,990
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.050%	8/7/13 LOC	12,495	12,495
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.050%	8/7/13 LOC	30,975	30,975
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.050%	8/7/13 LOC	49,000	49,000
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.070%	8/7/13	22,835	22,835
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.050%	8/7/13 LOC	66,740	66,740
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.050%	8/7/13 LOC	47,500	47,500
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.050%	8/7/13 LOC	51,675	51,675
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.050%	8/7/13 LOC	8,600	8,600
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.050%	8/7/13 LOC	32,000	32,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.050%	8/7/13 LOC	22,500	22,500
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.050%	8/7/13 LOC	13,000	13,000
Fulton County GA TAN	2.000%	12/31/13	60,000	60,455

Georgia GO	2.000%	2/1/14	5,280	5,328
1 Georgia GO TOB VRDO	0.080%	8/7/13	10,285	10,285
Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.050%	8/7/13 LOC	14,000	14,000
1 Gwinnett County GA School District GO TOB
VRDO	0.060%	8/7/13	12,155	12,155
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.050%	8/7/13 LOC	13,475	13,475
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.050%	8/7/13 LOC	40,925	40,925
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.060%	8/7/13	89,600	89,600
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.060%	8/7/13	15,195	15,195
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.060%	8/7/13	6,330	6,330
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.070%	8/7/13	3,700	3,700
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.070%	8/7/13	5,630	5,630
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.040%	8/7/13	14,500	14,500
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.040%	8/7/13	43,125	43,125
				772,488
Hawaii (0.4%)
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.060%	8/7/13 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.090%	8/7/13	7,715	7,715
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.060%	8/7/13 LOC	16,175	16,175
1 University of Hawaii Revenue TOB VRDO	0.060%	8/7/13 LOC	12,775	12,775
1 University of Hawaii Revenue TOB VRDO	0.070%	8/7/13 (13)	19,800	19,800
				63,465
Idaho (1.3%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	8/7/13 LOC	5,190	5,190
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.050%	8/7/13 LOC	12,110	12,110
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	6,800	6,800
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	3,400	3,400
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	7,200	7,200
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	5,645	5,645
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	4,440	4,440
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	8,440	8,440

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	7,225	7,225
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13	9,315	9,315
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	9,600	9,600
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	7,525	7,525
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	7,525	7,525
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	7,560	7,560
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	10,330	10,330
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	10,820	10,820
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	10,475	10,475
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	11,040	11,040
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	4,700	4,700
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13	10,425	10,425
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	10,780	10,780
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	9,590	9,590
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	4,800	4,800
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	9,280	9,280
Idaho TAN	2.000%	6/30/14	45,000	45,742
				239,957
Illinois (3.9%)
Channahon IL Revenue (Morris Hospital) VRDO	0.070%	8/7/13 LOC	3,795	3,795
Channahon IL Revenue (Morris Hospital) VRDO	0.070%	8/7/13 LOC	4,970	4,970
Chicago IL Board of Education GO VRDO	0.070%	8/7/13 LOC	14,615	14,615
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.060%	8/7/13	9,385	9,385
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.160%	8/7/13	12,000	12,000
1 Chicago IL Park District GO TOB PUT	0.300%	8/8/13	19,425	19,425
1 Chicago IL Water Revenue TOB VRDO	0.120%	8/7/13	17,870	17,870
Chicago IL Water Revenue VRDO	0.150%	8/7/13 LOC	19,060	19,060
Chicago IL Water Revenue VRDO	0.150%	8/7/13 LOC	6,815	6,815
Chicago IL Water Revenue VRDO	0.150%	8/7/13 LOC	5,145	5,145
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.030%	8/7/13 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.230%	3/13/14	10,000	10,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.060%	8/7/13	9,185	9,185
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.060%	8/7/13	11,000	11,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.040%	8/7/13	61,640	61,640
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.060%	8/7/13	24,230	24,230

2 Illinois Finance Authority Revenue (Advocate
Health Care) PUT	0.180%	2/26/14	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.070%	8/7/13	25,000	25,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.050%	8/7/13 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.070%	8/7/13	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.070%	8/7/13 LOC	21,000	21,000
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.060%	8/7/13 LOC	4,760	4,760
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.170%	8/6/13	50,000	50,000
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.060%	8/7/13 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.070%	8/7/13	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.070%	8/7/13	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.060%	8/7/13	17,320	17,320
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.060%	8/7/13	4,965	4,965
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.060%	8/7/13	8,165	8,165
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.060%	8/7/13 LOC	12,000	12,000
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.060%	8/7/13 LOC	12,480	12,480
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.090%	8/7/13	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.060%	8/7/13	20,500	20,500
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	8/7/13	9,653	9,653
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	8/7/13	16,000	16,000
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.040%	8/7/13 LOC	16,100	16,100
Illinois Health Facilities Authority Revenue
(Ingalls Memorial Hospital) VRDO	0.070%	8/7/13 LOC	13,800	13,800
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.050%	8/7/13 (13)	6,530	6,530
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.050%	8/7/13	5,995	5,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/13	14,900	14,900
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.070%	8/7/13	9,685	9,685
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.040%	8/7/13 LOC	20,000	20,000
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.060%	8/7/13	10,000	10,000
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.060%	8/7/13	8,125	8,125
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.060%	8/7/13	42,020	42,020

1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.090%	8/7/13	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.080%	8/7/13 (13)	11,330	11,330
1 Southern Illinois University Revenue TOB VRDO	0.060%	8/7/13 LOC	11,360	11,360
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.100%	8/7/13	14,300	14,300
				703,113
Indiana (4.9%)
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.070%	8/7/13 LOC	26,000	26,000
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.060%	8/7/13 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.040%	8/7/13 LOC	16,825	16,825
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.060%	8/7/13 LOC	44,160	44,160
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.050%	8/7/13 LOC	10,000	10,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.050%	8/7/13	12,000	12,000
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.050%	8/7/13	26,825	26,825
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.060%	8/7/13 LOC	6,300	6,300
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.050%	8/7/13 LOC	36,510	36,510
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.040%	8/7/13	34,260	34,260
1 Indiana Finance Authority Revenue (State
Revolving Fund) TOB VRDO	0.060%	8/7/13	13,055	13,055
Indiana Finance Authority State Revolving Fund
Program Revenue	4.000%	2/1/14	2,600	2,649
Indiana Finance Authority State Revolving Fund
Program Revenue	5.000%	2/1/14	5,030	5,150
1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.080%	8/7/13	4,925	4,925
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	8/7/13	19,275	19,275
Indiana Health Facility Financing Authority
Hospital Revenue (Community Foundation of
Northwest Indiana Obligated Group)	6.000%	3/1/14 (Prere.)	17,035	17,782
1 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
TOB VRDO	0.090%	8/7/13	12,750	12,750
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.050%	8/7/13	42,500	42,500
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.070%	8/7/13	39,495	39,495
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.100%	8/7/13	845	845

1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.080%	8/7/13	11,775	11,775
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.080%	8/7/13	3,500	3,500
Lawrenceburg IN Pollution Control Revenue
VRDO	0.050%	8/7/13 LOC	5,500	5,500
Posey County IN Economic Development
Revenue (Midwest Fertilizer Corp. Project)
PUT	0.750%	10/17/13	450,000	450,000
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.060%	8/7/13 LOC	30,230	30,230
				882,311
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.070%	8/7/13	9,445	9,445
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.070%	8/7/13	11,330	11,330
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.070%	8/7/13	10,615	10,615
				31,390
Kansas (0.6%)
2 Kansas Department of Transportation Highway
Revenue	0.090%	9/1/13	11,575	11,575
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/13	5,000	5,020
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.060%	8/7/13	6,090	6,090
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.080%	8/7/13	8,000	8,000
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.090%	8/7/13	8,285	8,285
Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.110%	8/7/13	34,000	34,000
Wyandotte County/Kansas City Unified
Government (KS) TAN	0.240%	3/1/14	26,500	26,503
				99,473
Kentucky (1.3%)
Boyle County KY Hospital Revenue (Ephraim
McDowell Health Project) VRDO	0.050%	8/7/13 LOC	11,600	11,600
Christian County KY Association County
Leasing Program Revenue VRDO	0.050%	8/1/13 LOC	1,560	1,560
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.050%	8/7/13 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.080%	8/7/13 LOC	4,900	4,900
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.080%	8/7/13 LOC	34,600	34,600
2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.160%	2/26/14	10,000	10,000

2 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	0.160%	2/26/14	10,000	10,000
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
VRDO	0.050%	8/7/13	23,200	23,200
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.070%	8/7/13 LOC	26,000	26,000
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.110%	8/7/13	1,750	1,750
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.110%	8/7/13	1,350	1,350
Kentucky Housing Corp. Housing Revenue
VRDO	0.060%	8/7/13	17,540	17,540
Kentucky Housing Corp. Housing Revenue
VRDO	0.060%	8/7/13	9,750	9,750
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.060%	8/7/13	10,275	10,275
1 Lexington-Fayette Urban County Airport Board
Kentucky General Airport Revenue TOB
VRDO	0.070%	8/7/13	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.070%	8/7/13	6,125	6,125
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	5.250%	5/15/14 (Prere.)	11,990	12,586
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.060%	8/7/13 LOC	6,800	6,800
Shelby County KY GO VRDO	0.050%	8/1/13 LOC	3,575	3,575
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.070%	8/7/13 LOC	15,450	15,450
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.060%	8/7/13 LOC	3,600	3,600
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.060%	8/7/13 LOC	3,555	3,555
				230,876
Louisiana (1.2%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.050%	8/7/13 LOC	25,000	25,000
East Baton Rouge Parish LA Industrial
Development Board Solid Waste Disposal
Revenue (Georgia-Pacific Corp. Project)
VRDO	0.060%	8/7/13 LOC	3,550	3,550
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.060%	8/7/13 LOC	18,000	18,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.050%	8/7/13 LOC	55,000	55,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.050%	8/7/13 LOC	50,000	50,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.060%	8/7/13 LOC	19,265	19,265

St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.050%	8/7/13 LOC	45,740	45,740
				216,555
Maine (0.3%)
1 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) TOB
VRDO	0.120%	8/7/13	13,125	13,125
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.100%	8/7/13	3,720	3,720
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.120%	8/7/13	5,510	5,510
Maine Housing Authority Mortgage Revenue
VRDO	0.100%	8/7/13	20,000	20,000
Maine Housing Authority Mortgage Revenue
VRDO	0.100%	8/7/13	9,000	9,000
Old Town ME Solid Waste Disposal Revenue
(George-Pacific Corp. Project) VRDO	0.070%	8/7/13 LOC	4,260	4,260
				55,615
Maryland (2.1%)
Anne Arundel County MD GO	4.000%	4/1/14	6,960	7,136
Anne Arundel County MD GO	4.000%	4/1/14	1,265	1,297
Howard County MD GO CP	0.120%	9/5/13	40,000	40,000
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.110%	8/7/13	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.110%	8/7/13	4,235	4,235
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.110%	8/7/13	4,430	4,430
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.120%	8/7/13	8,250	8,250
Maryland GO	5.000%	8/1/13	1,050	1,050
Maryland GO	5.000%	8/1/14	1,590	1,666
1 Maryland GO TOB VRDO	0.060%	8/7/13	10,125	10,125
Maryland Health & Higher Educational Facilities
Authority (Goucher College) Revenue	5.125%	7/1/14 (Prere.)	6,200	6,478
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.060%	8/7/13	4,800	4,800
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.090%	8/1/13	13,290	13,290
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.060%	8/7/13	7,615	7,615
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.080%	8/7/13	3,950	3,950
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.060%	8/7/13	8,800	8,800
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.060%	8/7/13	15,325	15,325
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.070%	8/7/13	13,860	13,860
Montgomery County MD GO CP	0.080%	8/6/13	60,000	60,000
Montgomery County MD GO CP	0.150%	9/9/13	90,000	90,000
Montgomery County MD GO CP	0.120%	9/12/13	23,450	23,450
Montgomery County MD GO CP	0.120%	9/17/13	25,950	25,950

Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.060%	8/7/13 LOC	8,030	8,030
1 Washington Suburban Sanitation District
Maryland GO TOB VRDO	0.060%	8/7/13	9,130	9,130
				376,387
Massachusetts (3.2%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.080%	8/2/13	10,000	10,000
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.130%	8/7/13	7,000	7,000
Massachusetts Bay Transportation Authority
Sales Tax Revenue CP	0.170%	9/10/13	24,125	24,125
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.050%	8/7/13	38,625	38,625
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.060%	8/7/13	12,225	12,225
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.070%	8/7/13 LOC	8,580	8,580
Massachusetts Development Finance Agency
Revenue (Fay School) VRDO	0.050%	8/7/13 LOC	15,575	15,575
1 Massachusetts GO TOB PUT	0.300%	8/7/13	23,935	23,935
1 Massachusetts GO TOB VRDO	0.060%	8/1/13	11,100	11,100
1 Massachusetts GO TOB VRDO	0.050%	8/7/13	13,545	13,545
1 Massachusetts GO TOB VRDO	0.060%	8/7/13 LOC	39,600	39,600
1 Massachusetts GO TOB VRDO	0.070%	8/7/13	3,750	3,750
1 Massachusetts GO TOB VRDO	0.070%	8/7/13	1,850	1,850
1 Massachusetts GO TOB VRDO	0.090%	8/7/13	5,500	5,500
1 Massachusetts Health & Educational Facilities
Authority Revenue (MIT) TOB VRDO	0.080%	8/7/13	11,485	11,485
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.040%	8/7/13	88,430	88,430
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.070%	8/7/13	54,105	54,105
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.060%	8/7/13 LOC	21,600	21,600
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.110%	8/7/13	10,635	10,635
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.110%	8/7/13	5,515	5,515
1 Massachusetts Housing Finance Agency Single
Family Housing Revenue TOB VRDO	0.070%	8/7/13	2,585	2,585
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.070%	8/7/13	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.070%	8/7/13	3,070	3,070
Massachusetts Special Obligation Dedicated
Tax Revenue	5.000%	1/1/14 (Prere.)	19,900	20,295
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.070%	8/7/13	3,240	3,240
1 Massachusetts Water Resources Authority
Revenue TOB PUT	0.300%	8/8/13	15,575	15,575
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.060%	8/7/13	7,300	7,300

1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.060%	8/7/13	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.060%	8/7/13 LOC	22,000	22,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.070%	8/7/13	8,205	8,205
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.070%	8/7/13	5,000	5,000
Massachusetts Water Resources Authority
Revenue VRDO	0.040%	8/7/13	40,600	40,600
Massachusetts Water Resources Authority
Revenue VRDO	0.050%	8/7/13	19,000	19,000
2 University of Massachusetts Building Authority
Revenue PUT	0.150%	2/26/14	13,600	13,600
				580,150
Michigan (1.3%)
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	4,345	4,415
Michigan Finance Authority State Aid RAN	2.000%	8/20/13	15,000	15,013
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.040%	8/7/13	29,985	29,985
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/13	31,470	31,470
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.050%	8/7/13 LOC	17,430	17,430
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.060%	8/7/13 LOC	13,200	13,200
Michigan State University Board of Trustees
General Revenue VRDO	0.050%	8/7/13	33,400	33,400
Michigan State University Board of Trustees
General Revenue VRDO	0.050%	8/7/13	42,140	42,140
University of Michigan Revenue VRDO	0.030%	8/7/13	25,145	25,145
2 Wayne County MI GO TOB PUT	0.120%	9/19/13 LOC	19,000	19,000
1 Wayne State University Michigan Revenue TOB
VRDO	0.090%	8/7/13	5,000	5,000
				236,198
Minnesota (1.7%)
1 Hennepin County MN Sales Tax Revenue TOB
VRDO	0.060%	8/7/13	23,640	23,640
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.060%	8/7/13 LOC	20,000	20,000
1 Minnesota GO TOB VRDO	0.070%	8/7/13	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.070%	8/7/13	19,000	19,000
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.070%	8/7/13	8,035	8,035
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program) VRDO	0.060%	8/7/13 LOC	45,000	45,000
Minnesota School District TRAN	2.000%	9/10/13	40,000	40,077
Rochester MN Healthcare Facilities Revenue
(Mayo Foundation) CP	0.130%	9/5/13	100,000	100,000
University of Minnesota Revenue CP	0.080%	8/5/13	17,260	17,260
University of Minnesota Revenue CP	0.080%	8/6/13	20,000	20,000
University of Minnesota Revenue CP	0.140%	10/1/13	15,000	15,000
				311,522
Mississippi (0.5%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/13	9,600	9,600

Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	8/1/13	3,400	3,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/7/13	28,400	28,400
1 Mississippi Development Bank Special
Obligation Revenue (Capital City Convention
Center Project) TOB VRDO	0.060%	8/7/13 LOC	5,000	5,000
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.050%	8/7/13	8,000	8,000
Mississippi State University Educational Building
Corp. (Extendible) CP	0.130%	8/1/13	3,000	3,000
Mississippi State University Educational Building
Corp. (Extendible) CP	0.190%	1/28/14	19,000	19,000
Perry County MS Pollution Control Revenue
(Leaf River Forest Product Project) VRDO	0.040%	8/7/13 LOC	10,430	10,430
				86,830
Missouri (1.9%)
1 Columbia MO Special Obligation Electrical
Improvement Revenue TOB VRDO	0.060%	8/7/13 LOC	16,440	16,440
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.050%	8/1/13	15,000	15,000
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.050%	8/1/13	22,500	22,500
1 Missouri Health & Education Facilities Authority
Revenue (St. Luke's Health System) TOB
VRDO	0.060%	8/7/13 LOC	15,000	15,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	8/7/13	36,450	36,450
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	8/7/13	40,800	40,800
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	8/7/13	28,000	28,000
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.050%	8/7/13	41,200	41,200
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.050%	8/7/13	23,810	23,810
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.050%	8/7/13	22,000	22,000
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.060%	8/7/13	15,865	15,865
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.070%	8/7/13	5,570	5,570
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.060%	8/7/13	25,240	25,240

Missouri Highways & Transportation
Commission Road Revenue VRDO	0.040%	8/7/13 LOC	11,895	11,895
St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.050%	8/7/13 LOC	16,000	16,000
St. Louis MO General Fund TRAN	2.000%	5/30/14	13,000	13,195
				348,965
Multiple States (5.9%)
1 BlackRock MuniHoldings Investment Quality
Fund VRDP VRDO	0.260%	8/7/13 LOC	90,000	90,000
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.260%	8/7/13 LOC	53,400	53,400
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.100%	8/7/13 LOC	18,665	18,665
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.110%	8/7/13 LOC	336,085	336,085
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.110%	8/7/13 LOC	36,957	36,957
1 Nuveen AMT-Free Municipal Income Fund
Series 2 VRDP VRDO	0.160%	8/7/13 LOC	24,000	24,000
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.160%	8/7/13 LOC	185,000	185,000
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.130%	8/7/13 LOC	34,100	34,100
1 Nuveen Premium Income Municipal Fund 4
VRDP VRDO	0.130%	8/7/13 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc
VRDP VRDO	0.130%	8/7/13 LOC	110,000	110,000
				1,058,207
Nebraska (1.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.060%	8/7/13	103,200	103,200
Lincoln NE Electric System Revenue CP	0.130%	8/16/13	19,490	19,490
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.070%	8/7/13 LOC	5,920	5,920
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.050%	8/7/13	84,140	84,140
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.060%	8/7/13	10,080	10,080
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.070%	8/7/13 (13)	34,610	34,610
				257,440
Nevada (2.4%)
Clark County NV Airport System Revenue BAN	2.000%	7/1/14	16,500	16,749
Clark County NV Airport System Revenue
VRDO	0.060%	8/7/13 LOC	6,000	6,000
Clark County NV Airport System Revenue
VRDO	0.080%	8/7/13 LOC	15,000	15,000
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.090%	8/7/13 LOC	17,600	17,600
1 Clark County NV GO TOB VRDO	0.060%	8/7/13 LOC	51,170	51,170
1 Clark County NV GO TOB VRDO	0.060%	8/7/13	9,770	9,770
1 Clark County NV GO TOB VRDO	0.070%	8/7/13	7,615	7,615
Clark County NV Industrial Development
Revenue (Southwest Gas Corp. Project)
VRDO	0.080%	8/7/13 LOC	19,600	19,600
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.070%	8/7/13	7,495	7,495

1	Las Vegas NV GO TOB VRDO	0.060%	8/7/13	10,850	10,850
1	Las Vegas NV GO TOB VRDO	0.090%	8/7/13	8,330	8,330
	Las Vegas Valley Water District Nevada GO CP	0.180%	8/5/13	36,000	36,000
	Las Vegas Valley Water District Nevada GO CP	0.180%	8/6/13	29,945	29,945
	Las Vegas Valley Water District Nevada GO CP	0.170%	8/7/13	17,465	17,465
	Las Vegas Valley Water District Nevada GO CP	0.100%	8/14/13	16,000	16,000
	Las Vegas Valley Water District Nevada GO CP	0.180%	9/9/13	34,000	34,000
	Las Vegas Valley Water District Nevada GO CP	0.180%	9/10/13	33,595	33,595
	Las Vegas Valley Water District Nevada GO CP	0.180%	9/11/13	36,000	36,000
	Las Vegas Valley Water District Nevada GO CP	0.180%	9/12/13	18,000	18,000
1	Las Vegas Valley Water District Nevada GO
	TOB VRDO	0.090%	8/7/13	4,685	4,685
1	Nevada GO TOB VRDO	0.090%	8/7/13	9,400	9,400
1	Nevada Higher Education Revenue TOB VRDO	0.060%	8/7/13 LOC	12,965	12,965
	Nevada Housing Division Multi-Unit Housing
	Revenue (City Center Project) VRDO	0.210%	8/7/13 LOC	7,440	7,440
1	Truckee Meadows NV Water Authority Water
	Revenue TOB VRDO	0.060%	8/7/13 LOC	9,990	9,990
					435,664
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.060%	8/7/13	8,000	8,000
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.060%	8/7/13	6,945	6,945
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.090%	8/7/13	10,000	10,000
					24,945
New Jersey (2.5%)
	New Jersey Economic Development Authority
	Industrial Development Revenue (Ocean
	Spray Cranberries Inc. Project) VRDO	0.160%	8/7/13 LOC	8,000	8,000
	New Jersey Economic Development Authority
	Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	9,750	10,215
	New Jersey Economic Development Authority
	Revenue(Trustees of the Lawrenceville
	School Project) VRDO	0.050%	8/1/13	13,100	13,100
[1,2] New Jersey GO		0.386%	8/1/13	300,000	300,041
	New Jersey Housing & Mortgage Finance
	Agency Multi-Family Housing Revenue VRDO	0.070%	8/7/13 LOC	36,300	36,300
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.050%	8/7/13	2,200	2,200
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.060%	8/7/13	3,500	3,500
	New Jersey Housing & Mortgage Finance
	Agency Single Family Housing Revenue
	VRDO	0.060%	8/7/13	40,000	40,000
1	Nuveen New Jersey Premium Income Municipal
	Fund VRDP VRDO	0.140%	8/7/13 LOC	24,000	24,000
	Paramus Borough NJ BAN	1.000%	2/21/14	8,494	8,512
					445,868
New Mexico (0.8%)
1	New Mexico Educational Assistance Foundation
	Revenue TOB VRDO	0.110%	8/7/13	39,395	39,395

New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/14 (Prere.)	5,315	5,536
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	1,445	1,508
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.060%	8/7/13	94,200	94,200
				140,639
New York (7.2%)
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.260%	8/7/13 LOC	30,000	30,000
1 New York City NY GO TOB VRDO	0.060%	8/7/13	15,000	15,000
1 New York City NY GO TOB VRDO	0.060%	8/7/13	17,320	17,320
New York City NY GO VRDO	0.050%	8/1/13 LOC	11,000	11,000
New York City NY GO VRDO	0.030%	8/7/13 LOC	60,245	60,245
New York City NY GO VRDO	0.030%	8/7/13 LOC	15,730	15,730
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.050%	8/7/13 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.040%	8/7/13 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.070%	8/7/13 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.050%	8/7/13	34,200	34,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.050%	8/7/13 LOC	11,300	11,300
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.050%	8/7/13 LOC	5,000	5,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.050%	8/7/13 LOC	7,500	7,500
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.050%	8/7/13 LOC	18,570	18,570
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB PUT	0.370%	12/6/13	17,850	17,850
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/13	15,000	15,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/13	12,300	12,300
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/13	8,500	8,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.050%	8/7/13	50,000	50,000
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.060%	8/7/13	28,745	28,745
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	8/7/13	12,500	12,500

New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.050%	8/7/13	74,000	74,000
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	96,600	96,600
New York Liberty Development Corp. Revenue
PUT	0.230%	6/19/14	64,400	64,400
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	8/7/13 LOC	29,800	29,800
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.050%	8/7/13 LOC	11,300	11,300
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.040%	8/7/13	3,250	3,250
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.060%	8/7/13 LOC	4,275	4,275
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.050%	8/7/13 LOC	11,260	11,260
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.050%	8/7/13 LOC	11,740	11,740
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.050%	8/7/13 LOC	7,010	7,010
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.040%	8/7/13 LOC	4,895	4,895
1 New York State Dormitory Authority Revenue
(New York University) TOB VRDO	0.060%	8/7/13	23,600	23,600
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.060%	8/7/13	5,000	5,000
New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.060%	8/7/13	6,690	6,690
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	8/7/13	6,420	6,420
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.070%	8/7/13	3,510	3,510
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.040%	8/7/13 LOC	11,390	11,390
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.060%	8/7/13	1,000	1,000
New York State Energy Research &
Development Authority Revenue
(Consolidated Edison Co. of New York, Inc.
Project) VRDO	0.070%	8/7/13 LOC	10,000	10,000
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.070%	8/7/13	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.050%	8/7/13 LOC	16,100	16,100
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.050%	8/7/13 LOC	11,800	11,800
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.040%	8/7/13 LOC	34,900	34,900
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.050%	8/7/13 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.050%	8/7/13 LOC	10,400	10,400

New York State Housing Finance Agency
Housing Revenue (Worth Street) VRDO	0.050%	8/7/13 LOC	10,200	10,200
New York State Housing Finance Agency
Revenue (250 West 50th Street Project)
VRDO	0.050%	8/7/13 LOC	87,000	87,000
New York State Housing Finance Agency
Revenue (8 East 102nd Street) VRDO	0.040%	8/7/13 LOC	22,000	22,000
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.060%	8/7/13	9,675	9,675
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.060%	8/1/13	19,120	19,120
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	8/1/13	11,800	11,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	8/1/13	10,550	10,550
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	8/7/13	25,000	25,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.070%	8/7/13	12,000	12,000
1 New York State Mortgage Agency Revenue
TOB VRDO	0.060%	8/1/13	7,330	7,330
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	8/7/13 LOC	36,945	36,945
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.070%	8/7/13	2,900	2,900
North Hempstead NY BAN	0.750%	10/4/13	25,000	25,021
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.140%	8/7/13 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.140%	8/7/13 LOC	10,000	10,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	8/7/13	7,320	7,320
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	8/7/13	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.110%	8/7/13	5,555	5,555
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.080%	8/7/13 LOC	12,790	12,790
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.060%	8/7/13	15,110	15,110
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	8/7/13 LOC	19,165	19,165
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	8/7/13 LOC	1,745	1,745
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	8/7/13 LOC	3,700	3,700
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.040%	8/7/13 LOC	25,045	25,045
				1,287,971
North Carolina (1.7%)
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.060%	8/7/13	7,545	7,545
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.070%	8/7/13	5,910	5,910
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.060%	8/7/13	2,795	2,795
Mecklenburg County NC GO	2.000%	3/1/14	5,000	5,053

North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University) VRDO	0.060%	8/7/13 LOC	10,500	10,500
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB PUT	0.300%	8/8/13	47,815	47,815
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/1/13	3,500	3,500
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/13	15,700	15,700
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/13	28,600	28,600
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.060%	8/7/13	14,100	14,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.070%	8/7/13	11,100	11,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.070%	8/7/13	2,495	2,495
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.060%	8/7/13	10,710	10,710
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.050%	8/7/13	12,485	12,485
North Carolina GO	5.000%	4/1/14	5,000	5,160
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.060%	8/7/13 LOC	12,955	12,955
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.070%	8/7/13 LOC	14,135	14,135
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.050%	8/7/13 LOC	6,800	6,800
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.180%	2/26/14	12,000	12,000
Raleigh Durham NC Airport Authority Revenue
VRDO	0.050%	8/7/13 LOC	10,150	10,150
1 Raleigh NC Combined Enterprise System
Revenue TOB VRDO	0.060%	8/7/13	8,995	8,995
1 Sampson County NC COP TOB VRDO	0.060%	8/7/13 LOC	5,000	5,000
1 University of North Carolina University Revenue
TOB VRDO	0.060%	8/7/13	25,435	25,435
1 University of North Carolina University Revenue
TOB VRDO	0.070%	8/7/13	6,710	6,710
Wake County NC GO	3.000%	5/1/14	1,285	1,312
Wake County NC GO	3.000%	5/1/14	3,225	3,293
1 Wake County NC Limited Obligation Revenue
TOB VRDO	0.070%	8/7/13	10,090	10,090
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.050%	8/7/13	8,660	8,660
				309,003
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.030%	8/7/13	21,850	21,850

North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.080%	8/7/13	9,600	9,600
				31,450
Ohio (3.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.090%	8/7/13 LOC	600	600
Akron OH Income Tax Revenue BAN	1.125%	11/14/13	3,500	3,507
Butler County OH BAN	0.400%	8/1/13	2,500	2,500
3 Butler County OH BAN	0.400%	7/31/14	2,133	2,133
Columbus OH BAN	1.500%	11/21/13	2,750	2,761
1 Columbus OH GO TOB VRDO	0.060%	8/7/13	10,050	10,050
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	8/7/13 LOC	18,265	18,265
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.060%	8/7/13 LOC	20,635	20,635
Columbus OH Sewer Revenue VRDO	0.040%	8/7/13	32,040	32,040
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.070%	8/7/13 LOC	5,480	5,480
Euclid OH Income Tax BAN	1.150%	6/12/14	1,240	1,246
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.050%	8/7/13	48,900	48,900
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.050%	8/7/13	45,200	45,200
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.050%	8/7/13 LOC	7,130	7,130
Huber Heights OH BAN	1.125%	11/8/13	2,000	2,004
Kent OH BAN	1.000%	10/8/13	1,750	1,752
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.060%	8/7/13	58,545	58,545
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.080%	8/7/13 LOC	14,635	14,635
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.060%	8/7/13	33,685	33,685
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.050%	8/7/13	15,000	15,000
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.060%	8/7/13	13,650	13,650
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.050%	8/7/13 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.040%	8/7/13	16,500	16,500
Ohio Common Schools GO VRDO	0.050%	8/7/13	23,270	23,270
Ohio Common Schools GO VRDO	0.050%	8/7/13	22,250	22,250
Ohio GO VRDO	0.040%	8/7/13	8,375	8,375
Ohio GO VRDO	0.040%	8/7/13	23,215	23,215
Ohio GO VRDO	0.040%	8/7/13	17,400	17,400
Ohio GO VRDO	0.050%	8/7/13	10,000	10,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.050%	8/1/13	11,500	11,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.060%	8/7/13	32,000	32,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.080%	8/7/13	31,250	31,250

Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.090%	8/7/13	3,585	3,585
Ohio Infrastructure Improvement GO VRDO	0.040%	8/7/13	9,295	9,295
Ohio State University General Receipts
Revenue VRDO	0.040%	8/7/13	13,495	13,495
Ohio State University General Receipts
Revenue VRDO	0.050%	8/7/13	39,160	39,160
1 Ohio State University Revenue TOB VRDO	0.070%	8/7/13	6,300	6,300
1 South-Western City OH School District GO TOB
VRDO	0.060%	8/7/13	4,995	4,995
Stow OH BAN	1.000%	5/2/14	2,875	2,890
University of Cincinnati OH BAN	1.500%	5/9/14	15,000	15,141
				634,339
Oklahoma (0.0%)
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.100%	8/7/13	2,785	2,785

Oregon (0.8%)
1 Jackson County OR School District GO TOB
VRDO	0.090%	8/7/13	6,000	6,000
1 Oregon Department of Administrative Services
COP TOB VRDO	0.060%	8/7/13 LOC	15,355	15,355
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.080%	8/7/13	35,800	35,800
Oregon Health & Science University Revenue
VRDO	0.050%	8/7/13 LOC	15,925	15,925
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.110%	8/7/13	8,665	8,665
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.040%	8/7/13	6,640	6,640
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.080%	8/7/13	13,400	13,400
3 Oregon TAN	1.500%	7/31/14	40,000	40,518
				142,303
Pennsylvania (1.3%)
1 Abington PA School District GO TOB VRDO	0.060%	8/7/13 LOC	4,400	4,400
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.060%	8/7/13 LOC	11,300	11,300
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.060%	8/7/13 LOC	5,000	5,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.070%	8/7/13	11,300	11,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.040%	8/7/13 LOC	6,300	6,300
Emmaus PA General Authority Revenue VRDO	0.050%	8/7/13 LOC	6,185	6,185
1 Manheim Township PA School District GO TOB
VRDO	0.060%	8/7/13 LOC	6,930	6,930
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.060%	8/7/13	14,290	14,290

1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.160%	8/7/13 LOC	22,000	22,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.040%	8/7/13 LOC	36,880	36,880
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.060%	8/7/13 LOC	7,900	7,900
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.140%	8/7/13	3,875	3,875
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/13	9,815	9,815
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.060%	8/7/13	26,750	26,750
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.070%	8/7/13	13,305	13,305
1 Pennsylvania State University Revenue TOB
VRDO	0.070%	8/7/13	2,600	2,600
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.060%	8/7/13 LOC	24,900	24,900
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.100%	8/7/13 LOC	15,350	15,350
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.050%	8/1/13	2,600	2,600
				231,680
Rhode Island (0.2%)
1 Narragansett RI Commission Wastewater
System Revenue TOB VRDO	0.060%	8/7/13 LOC	11,790	11,790
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.050%	8/7/13 LOC	7,725	7,725
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.050%	8/7/13 LOC	6,405	6,405
1 Rhode Island Housing & Mortgage Finance
Corp. Revenue TOB VRDO	0.140%	8/7/13	5,000	5,000
				30,920
South Carolina (1.2%)
1 Charleston SC Educational Excellence
Financing Corp. TOB VRDO	0.060%	8/7/13	6,350	6,350
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.070%	8/7/13	15,995	15,995
Greenville County School District (SC)	5.000%	12/1/13	2,000	2,031
South Carolina Association of Governmental
Organizations TAN	2.000%	4/15/14	115,098	116,570
1 South Carolina Housing Finance & Development
Authority Revenue TOB VRDO	0.070%	8/7/13	5,010	5,010
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.050%	8/7/13 LOC	11,000	11,000
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.100%	8/7/13 LOC	6,900	6,900

1 South Carolina Public Service Authority
Revenue TOB VRDO	0.060%	8/7/13 LOC	20,270	20,270
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.060%	8/7/13 LOC	30,310	30,310
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.080%	8/7/13	4,000	4,000
				218,436
South Dakota (0.2%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.040%	8/7/13	21,335	21,335
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.050%	8/7/13	17,000	17,000
				38,335
Tennessee (2.7%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.060%	8/7/13 LOC	4,700	4,700
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.060%	8/7/13 LOC	5,650	5,650
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.060%	8/7/13 LOC	4,000	4,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.060%	8/7/13 LOC	10,885	10,885
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.060%	8/7/13 LOC	24,135	24,135
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.060%	8/7/13 LOC	14,360	14,360
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.060%	8/7/13	19,100	19,100
Jackson TN Energy Authority Gas System
Revenue VRDO	0.050%	8/7/13 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.040%	8/7/13 LOC	39,540	39,540
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.070%	8/7/13	15,940	15,940
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.180%	8/7/13	22,500	22,500
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/13	4,900	4,939
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.070%	8/7/13	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.090%	8/7/13	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.060%	8/7/13 LOC	4,600	4,600

Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.060%	8/7/13	23,900	23,900
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.140%	8/7/13 LOC	11,100	11,100
Shelby County TN GO VRDO	0.050%	8/7/13	40,000	40,000
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.070%	8/7/13	3,630	3,630
Tennessee GO CP	0.110%	8/8/13	25,000	25,000
Tennessee GO CP	0.180%	8/13/13	8,500	8,500
Tennessee GO CP	0.140%	10/1/13	20,000	20,000
Tennessee GO CP	0.150%	10/3/13	25,000	25,000
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.110%	8/7/13	4,955	4,955
Tennessee School Bond Authority Revenue CP	0.130%	8/5/13	15,000	15,000
Tennessee School Bond Authority Revenue CP	0.180%	8/7/13	15,000	15,000
Tennessee School Bond Authority Revenue CP	0.160%	9/10/13	50,419	50,419
Tennessee School Bond Authority Revenue CP	0.180%	9/10/13	25,000	25,000
Tennessee School Bond Authority Revenue CP	0.180%	9/12/13	23,149	23,149
Tennessee School Bond Authority Revenue CP	0.180%	9/12/13	6,950	6,950
				490,792
Texas (10.3%)
Austin TX Combined Utility System Revenue CP	0.120%	8/8/13 LOC	18,140	18,140
Austin TX Combined Utility System Revenue CP	0.110%	9/17/13 LOC	15,406	15,406
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.060%	8/7/13 (13)	5,635	5,635
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.060%	8/7/13 LOC	16,805	16,805
1 Beaumont TX Independent School District
School Building GO TOB VRDO	0.070%	8/7/13	6,675	6,675
1 Bexar County TX Combined Flood Control GO
TOB VRDO	0.060%	8/7/13	28,515	28,515
Board of Regents of the University of Texas
System Revenue Financing System Revenue
VRDO	0.050%	8/7/13	55,005	55,005
1 Collin County TX GO TOB VRDO	0.070%	8/7/13	10,925	10,925
1 Comal TX Independent School District GO TOB
VRDO	0.060%	8/7/13 LOC	10,160	10,160
1 Conroe TX Independent School District GO TOB
VRDO	0.070%	8/7/13	6,010	6,010
Dallas Area Rapid Transit Senior Subordinate
Lien Sales Tax CP	0.160%	9/5/13	12,500	12,500
Dallas Area Rapid Transit Senior Subordinate
Lien Sales Tax CP	0.130%	9/18/13	10,000	10,000
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/13 LOC	19,380	19,380
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/13	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/13	12,465	12,465
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.060%	8/7/13	5,500	5,500
1 Dallas TX Independent School District GO TOB
VRDO	0.060%	8/7/13	14,720	14,720
1 Denton TX Independent School District GO TOB
VRDO	0.070%	8/7/13	7,375	7,375

1 Edinburg TX Consolidated Independent School
District COP TOB VRDO	0.060%	8/7/13	12,015	12,015
1 Fort Bend Grand Parkway Toll Road Authority
Revenue TOB PUT	0.300%	8/8/13	21,190	21,190
1 Fort Bend TX Independent School District GO
TOB VRDO	0.060%	8/7/13	5,000	5,000
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.060%	8/7/13 LOC	22,000	22,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.050%	8/1/13	9,510	9,510
1 Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project) TOB VRDO	0.060%	8/7/13	8,755	8,755
1 Harris County TX Flood Control District GO TOB
VRDO	0.070%	8/7/13	5,000	5,000
1 Harris County TX GO TOB VRDO	0.090%	8/7/13	8,070	8,070
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.060%	8/7/13 LOC	13,000	13,000
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.050%	8/1/13	24,285	24,285
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.090%	8/7/13	18,000	18,000
1 Harris County TX Toll Road Revenue TOB
VRDO	0.070%	8/7/13 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.060%	8/7/13	12,000	12,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.140%	10/1/13	10,000	10,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.060%	8/7/13	4,000	4,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.070%	8/7/13	6,665	6,665
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.040%	8/7/13	7,850	7,850
Houston TX TRAN	2.000%	6/30/14	25,000	25,415
1 Houston TX Utility System Revenue TOB VRDO	0.060%	8/7/13 LOC	15,250	15,250
1 Houston TX Utility System Revenue TOB VRDO	0.060%	8/7/13	12,240	12,240
1 Houston TX Utility System Revenue TOB VRDO	0.060%	8/7/13 LOC	13,840	13,840
1 Houston TX Utility System Revenue TOB VRDO	0.080%	8/7/13	25,330	25,330
1 Hutto TX Independent School District GO TOB
VRDO	0.090%	8/7/13	21,130	21,130
1 Katy TX Independent School District GO TOB
VRDO	0.070%	8/7/13	5,730	5,730
1 Leander TX Independent School District GO
TOB VRDO	0.060%	8/7/13	15,310	15,310
1 McKinney TX Independent School District GO
TOB VRDO	0.060%	8/7/13 LOC	10,150	10,150
Mesquite TX Independent School District GO
PUT	0.220%	8/15/13	18,255	18,255
1 North East TX Independent School District GO
TOB VRDO	0.060%	8/7/13 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.060%	8/7/13	26,805	26,805

1 North East TX Independent School District GO
TOB VRDO	0.070%	8/7/13	3,355	3,355
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.060%	8/7/13 LOC	13,110	13,110
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.070%	8/7/13 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.130%	8/7/13 (13)	22,360	22,360
1 Northside TX Independent School District GO
TOB VRDO	0.060%	8/7/13	17,315	17,315
1 Northside TX Independent School District GO
TOB VRDO	0.060%	8/7/13	4,500	4,500
1 Northside TX Independent School District GO
TOB VRDO	0.080%	8/7/13	5,220	5,220
Northwest Texas Independent School District
GO VRDO	0.060%	8/7/13	8,170	8,170
1 Pearland TX GO TOB VRDO	0.060%	8/7/13 LOC	10,120	10,120
1 Pearland TX Independent School District GO
TOB VRDO	0.090%	8/7/13	9,000	9,000
1 Plano TX Independent School District GO TOB
VRDO	0.060%	8/7/13	14,055	14,055
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.060%	8/7/13	15,855	15,855
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.060%	8/7/13	14,465	14,465
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/7/13	5,000	5,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	8/7/13	4,700	4,700
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.060%	8/7/13	96,400	96,400
1 San Antonio TX Public Facilities Corp. Lease
Revenue TOB VRDO	0.070%	8/7/13 LOC	11,630	11,630
San Antonio TX Water Revenue CP	0.130%	8/21/13	83,655	83,655
San Antonio TX Water Revenue CP	0.110%	9/5/13	28,000	28,000
1 San Antonio TX Water Revenue TOB VRDO	0.060%	8/7/13 LOC	11,060	11,060
1 San Antonio TX Water Revenue TOB VRDO	0.060%	8/7/13	10,000	10,000
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.040%	8/7/13	19,000	19,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.050%	8/7/13 LOC	21,100	21,100
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.060%	8/7/13 LOC	46,430	46,430
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.050%	8/7/13	10,260	10,260
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue TOB VRDO	0.090%	8/7/13	9,875	9,875
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.040%	8/7/13	35,335	35,335
Texas (Veterans Housing Assistance Program)
GO VRDO	0.050%	8/7/13	32,340	32,340
Texas (Veterans Housing Assistance Program)
GO VRDO	0.080%	8/7/13	39,915	39,915

Texas A&M University System Revenue	2.000%	5/15/14	3,575	3,626
Texas A&M University System Revenue	3.000%	5/15/14	11,955	12,220
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.120%	8/7/13	2,590	2,590
Texas GO TOB VRDO	0.060%	8/1/13	4,955	4,955
1 Texas GO TOB VRDO	0.060%	8/1/13	9,600	9,600
1 Texas GO TOB VRDO	0.060%	8/7/13	19,650	19,650
1 Texas GO TOB VRDO	0.060%	8/7/13	21,560	21,560
1 Texas GO TOB VRDO	0.060%	8/7/13	17,370	17,370
1 Texas GO TOB VRDO	0.060%	8/7/13	38,300	38,300
1 Texas GO TOB VRDO	0.070%	8/7/13	5,360	5,360
1 Texas GO TOB VRDO	0.120%	8/7/13	8,750	8,750
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.060%	8/7/13 LOC	945	945
1 Texas State University Student Loan GO TOB
VRDO	0.110%	8/7/13	20,065	20,065
Texas TRAN	2.500%	8/30/13	241,000	241,437
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.070%	8/7/13	13,540	13,540
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.080%	8/7/13	21,925	21,925
Texas Transportation Commission Mobility Fund
GO VRDO	0.050%	8/7/13	18,370	18,370
1 Texas Transportation Commission Revenue
TOB VRDO	0.060%	8/7/13	20,465	20,465
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	8/7/13	13,845	13,845
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	8/7/13	7,500	7,500
1 Texas Water Development Board Revenue TOB
VRDO	0.090%	8/7/13	7,500	7,500
1 Travis County TX GO TOB VRDO	0.070%	8/7/13	11,050	11,050
1 University of Houston Texas Revenue TOB
VRDO	0.060%	8/7/13	7,600	7,600
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.060%	8/7/13	12,560	12,560
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.060%	8/7/13	20,205	20,205
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.060%	8/7/13	11,815	11,815
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.120%	8/7/13	6,600	6,600
University of Texas System Revenue Financing
System Revenue VRDO	0.050%	8/7/13	7,000	7,000
				1,858,984
Utah (0.6%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	8/1/13	10,150	10,150
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.050%	8/1/13	1,695	1,695
1 Riverton UT Hospital Revenue (IHC Health
Services Inc.) TOB VRDO	0.060%	8/7/13	5,500	5,500
1 Utah Board of Regents Hospital Revenue
(University of Utah) TOB VRDO	0.060%	8/7/13 LOC	7,505	7,505
Utah Board of Regents Student Loan Revenue
VRDO	0.080%	8/7/13 LOC	11,200	11,200
Utah GO	5.000%	7/1/14	5,260	5,491

1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.550%	8/7/13	1,120	1,120
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.060%	8/7/13 LOC	4,985	4,985
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.060%	8/7/13 LOC	3,700	3,700
1 Utah Transit Authority Sales Tax Revenue TOB
PUT	0.300%	8/7/13	28,355	28,355
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.060%	8/7/13	16,930	16,930
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.060%	8/7/13	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.090%	8/7/13	9,720	9,720
				117,041
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.040%	8/7/13 LOC	14,370	14,370
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.100%	8/7/13	990	990
				15,360
Virginia (2.6%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.070%	8/7/13 LOC	7,580	7,580
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.110%	8/7/13 LOC	14,005	14,005
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.040%	8/7/13	17,300	17,300
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.060%	8/7/13	19,020	19,020
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.040%	8/7/13 LOC	2,200	2,200
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.060%	8/7/13 LOC	4,700	4,700
1 Newport News VA GO TOB VRDO	0.070%	8/7/13	10,685	10,685
Norfolk VA GO VRDO	0.080%	8/7/13	29,050	29,050
Stafford County VA Industrial Development
Authority Revenue (VML/VACo
Commonwealth Loan Program) VRDO	0.060%	8/7/13 LOC	3,900	3,900
1 University of Virginia Revenue TOB VRDO	0.060%	8/1/13	6,110	6,110
1 University of Virginia Revenue TOB VRDO	0.060%	8/7/13	22,395	22,395
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.060%	8/7/13	12,170	12,170
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.060%	8/7/13	4,025	4,025
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.060%	8/7/13	8,700	8,700
Virginia Housing Development Authority -
Commonwealth Mortgage Bonds PUT	0.180%	9/26/13	80,000	80,000
Virginia Housing Development Authority -
Commonwealth Mortgage Bonds PUT	0.180%	10/30/13	70,000	70,000

Virginia Housing Development Authority -
Commonwealth Mortgage Bonds PUT	0.190%	12/19/13	70,000	70,000
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.080%	8/7/13	5,000	5,000
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.100%	8/7/13	6,485	6,485
1 Virginia Housing Development Authority Rental
Housing Revenue TOB VRDO	0.110%	8/7/13	13,735	13,735
1 Virginia Public Building Authority Public Facilities
Revenue TOB VRDO	0.060%	8/1/13	2,275	2,275
Virginia Public Building Authority Public Facilities
Revenue VRDO	0.060%	8/7/13	41,800	41,800
Virginia Public School Authority Revenue	4.000%	7/15/14	2,325	2,409
1 Virginia Public School Authority Revenue TOB
VRDO	0.060%	8/1/13	8,770	8,770
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.060%	8/7/13	4,490	4,490
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.060%	8/7/13	8,900	8,900
				475,704
Washington (2.9%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.060%	8/7/13	12,285	12,285
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.050%	8/7/13	30,350	30,350
1 King County WA GO TOB VRDO	0.070%	8/7/13	6,845	6,845
1 King County WA Sewer Revenue TOB VRDO	0.060%	8/7/13	6,100	6,100
1 King County WA Sewer Revenue TOB VRDO	0.060%	8/7/13	2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.060%	8/7/13 LOC	30,205	30,205
1 King County WA Sewer Revenue TOB VRDO	0.060%	8/7/13	21,390	21,390
1 Port of Seattle WA Revenue TOB VRDO	0.110%	8/7/13	7,360	7,360
Port of Seattle WA Revenue VRDO	0.050%	8/7/13 LOC	60,000	60,000
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.060%	8/7/13	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.060%	8/7/13	11,200	11,200
1 Seattle WA Water System Revenue TOB VRDO	0.060%	8/7/13 LOC	19,440	19,440
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.090%	8/7/13 LOC	13,100	13,100
1 University of Washington Revenue TOB PUT	0.370%	12/5/13	14,475	14,475
1 University of Washington Revenue TOB VRDO	0.060%	8/7/13 LOC	38,200	38,200
1 University of Washington Revenue TOB VRDO	0.070%	8/7/13	7,380	7,380
1 Washington GO TOB VRDO	0.060%	8/7/13 LOC	6,200	6,200
1 Washington GO TOB VRDO	0.060%	8/7/13 LOC	8,635	8,635
1 Washington GO TOB VRDO	0.060%	8/7/13	10,465	10,465
1 Washington GO TOB VRDO	0.060%	8/7/13	15,095	15,095
1 Washington GO TOB VRDO	0.060%	8/7/13	19,880	19,880
1 Washington GO TOB VRDO	0.060%	8/7/13	13,925	13,925
1 Washington GO TOB VRDO	0.070%	8/7/13	5,100	5,100
1 Washington GO TOB VRDO	0.070%	8/7/13	2,000	2,000
1 Washington GO TOB VRDO	0.070%	8/7/13 (Prere.)	6,100	6,100
1 Washington GO TOB VRDO	0.070%	8/7/13	7,995	7,995
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.040%	8/7/13 LOC	3,080	3,080

1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.060%	8/7/13	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.060%	8/7/13	8,610	8,610
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.080%	8/7/13	73,250	73,250
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.060%	8/7/13	10,800	10,800
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.070%	8/7/13	9,995	9,995
Washington Housing Finance Commission Multi-
Family Housing Revenue (Canyon Lakes II
Project) VRDO	0.080%	8/7/13 LOC	5,040	5,040
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.040%	8/7/13 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.070%	8/7/13 LOC	11,880	11,880
Washington Housing Finance Commission
Nonprofit Revenue (Seattle Art Museum
Project) VRDO	0.050%	8/7/13 LOC	6,000	6,000
				530,770
West Virginia (0.5%)
West Virginia Economic Development Authority
Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.050%	8/7/13 LOC	35,600	35,600
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.060%	8/7/13 LOC	9,500	9,500
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.060%	8/7/13 LOC	50,020	50,020
				95,120
Wisconsin (1.8%)
Menasha WI Joint School District BAN	1.500%	2/3/14	4,245	4,257
Milwaukee WI GO	5.000%	5/15/14	9,500	9,859
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.060%	8/7/13 LOC	6,010	6,010
Racine WI BAN	1.600%	6/9/14	2,760	2,770
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.070%	8/7/13	11,085	11,085
Wisconsin GO	5.000%	5/1/14	5,000	5,180
Wisconsin GO	5.000%	5/1/14	3,000	3,108
Wisconsin GO	5.000%	5/1/14	3,190	3,305
Wisconsin GO CP	0.160%	3/3/14	42,197	42,197
Wisconsin GO CP	0.130%	4/5/14	58,485	58,485
1 Wisconsin GO TOB VRDO	0.060%	8/7/13	18,980	18,980
1 Wisconsin GO TOB VRDO	0.060%	8/7/13	22,930	22,930
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.090%	8/7/13	750	750

Wisconsin Health & Educational Facilities
Authority Revenue (Concordia University Inc.)
VRDO	0.070%	8/7/13 LOC	3,735	3,735
Wisconsin Health & Educational Facilities
Authority Revenue (Franciscan Sisters) VRDO	0.050%	8/7/13 LOC	4,600	4,600
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.080%	8/7/13 LOC	22,000	22,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc.) VRDO	0.050%	8/7/13 LOC	17,050	17,050
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.120%	8/7/13	3,330	3,330
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.080%	8/7/13	25,505	25,505
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.080%	8/7/13	4,745	4,745
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.080%	8/7/13	31,225	31,225
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.060%	8/7/13	10,000	10,000
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.110%	8/7/13	5,220	5,220
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	3,250	3,389
Wisconsin Transportation Revenue	5.250%	7/1/14	2,000	2,089
				321,804
Wyoming (0.5%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.060%	8/7/13 LOC	16,000	16,000
Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.050%	8/7/13 LOC	22,600	22,600
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.080%	8/1/13 LOC	8,100	8,100
Wyoming Student Loan Corp. Student Loan
Revenue VRDO	0.060%	8/7/13 LOC	41,500	41,500
				88,200
Total Tax-Exempt Municipal Bonds (Cost $17,214,223)				17,214,223
			Shares
Temporary Cash Investment (4.4%)
Money Market Fund (4.4%)
4 Vanguard Municipal Cash Management Fund
(Cost $790,552)	0.070%		790,552,056	790,552

Total Investments (100.0%) (Cost $18,004,775)				18,004,775
Other Assets and Liabilities-Net (0.0%)				(8,346)
Net Assets (100%)				17,996,429

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2013, the aggregate value of these securities was $6,061,953,000, representing 33.7% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2013.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
(15) Build America Mutual Assurance Company.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2013

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.